UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

          Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               SEMIANNUAL REPORT

                           (VIRTUS MUTUAL FUNDS LOGO)

                                  EQUITY FUNDS

                         Virtus Balanced Allocation Fund
                             Virtus Core Equity Fund
                  Virtus Disciplined Small-Cap Opportunity Fund
                     Virtus Disciplined Small-Cap Value Fund
                   Virtus Emerging Markets Opportunities Fund
                            Virtus Value Equity Fund

                               FIXED INCOME FUNDS

                          Virtus High Yield Income Fund
                    Virtus Intermediate Government Bond Fund
                    Virtus Intermediate Tax-Exempt Bond Fund
                       Virtus Short/Intermediate Bond Fund
                           Virtus Tax-Exempt Bond Fund

                               MONEY MARKET FUNDS

                   Virtus Insight Government Money Market Fund
                        Virtus Insight Money Market Fund
                   Virtus Insight Tax-Exempt Money Market Fund

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
VIRTUS INSIGHT TRUST     June 30, 2009                  E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED       NO BANK GUARANTEE                          MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ...................................................    1
Disclosure of Fund Expenses ...............................................    2
Key Investment Terms and Footnote Legend ..................................    4
Portfolio Holdings Summary Weightings .....................................    6

FUND                                                                          PAGE
----                                                                          ----
Virtus Balanced Allocation Fund ("Balanced Allocation Fund")...............      8
   Virtus Core Equity Fund ("Core Equity Fund")............................     12
   Virtus Disciplined Small-Cap Opportunity Fund ("Disciplined Small-Cap
      Opportunity Fund")...................................................     13
   Virtus Disciplined Small-Cap Value Fund ("Disciplined Small-Cap Value
      Fund")...............................................................     15
   Virtus Emerging Markets Opportunities Fund ("Emerging Markets
      Opportunities Fund").................................................     17
   Virtus Value Equity Fund ("Value Equity Fund")..........................     20
   Virtus High Yield Income Fund ("High Yield Income Fund")................     21
   Virtus Intermediate Government Bond Fund ("Intermediate Government Bond
      Fund")...............................................................     23
   Virtus Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt Bond
      Fund")...............................................................     25
   Virtus Short/Intermediate Bond Fund ("Short/Intermediate Bond Fund")....     27
   Virtus Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")....................     30
   Virtus Insight Government Money Market Fund ("Insight Government Money
      Market Fund")........................................................     32
   Virtus Insight Money Market Fund ("Insight Money Market Fund")..........     33
   Virtus Insight Tax-Exempt Money Market Fund ("Insight Tax-Exempt Money
      Market Fund")........................................................     34
Statements of Assets and Liabilities.......................................     38
Statements of Operations...................................................     42
Statements of Changes in Net Assets........................................     46
Financial Highlights.......................................................     52
Notes to Financial Statements..............................................     66

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS OF VIRTUS MUTUAL FUNDS:

The financial markets gave investors a lifetime's worth of challenges during the first half of 2009.

After hitting lows in the first quarter that had not been seen in more than a dozen years, the markets rebounded nicely during the second quarter, offering cause for some optimism among beleaguered investors. The Dow Jones Industrial Average, which had dropped 13 percent in the first quarter - its sixth consecutive down quarter - ended the second quarter up 12 percent. The S&P 500(R) Index and the NASDAQ(R) Composite Index each registered better results. The S&P 500 ended the first half of the year up three percent while the NASDAQ Composite was up 17 percent.

For a year that started with woeful economic data - as well as foundering business and consumer confidence in the economy - the first half ended with some encouraging signs, or "green shoots" in the language of Federal Reserve Chairman Ben Bernanke. In the troubled financial services sector, credit conditions began to improve, giving big banks and brokerage firms the opportunity to shore up their balance sheets. Encouraged by these signs, institutional investors began to venture out of U.S. government debt into somewhat riskier assets. Additionally, commodities and emerging markets saw gains on the expectation that a global economic recovery may be on the horizon.

Unfortunately, one quarter of positive returns does not signify the end of the "Great Recession," and it may still be too early to tell if the "green shoots" will develop into healthy stalks of recovery. With unemployment rates edging higher, it may be several quarters before consumers are ready to lead the recovery by increasing personal spending. Additionally, analysts want to see corporate profits built on growth, not on companies' abilities to cut costs, before they say this downturn is behind us.

The investment professionals who manage your assets in the Virtus Mutual Funds are weighing all these factors - and many more - as they consider the best options in this economic environment. We encourage you to carefully review their quarterly commentary and to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

We appreciate the decisions you and your financial advisor have made to choose an investment in the Virtus Mutual Funds. Our wide range of equity, fixed income, alternative investment and money market funds can give you the opportunity to allocate your assets in a portfolio tailored to your specific needs.

We are also committed to offering exceptional service, and hope you will contact our customer service team at 800-243-1574 or through our website, www.virtus.com, if you have questions about your account or require additional information.

I thank you for entrusting your assets to Virtus Mutual Funds.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

AUGUST 3, 2009

                              VIRTUS INSIGHT TRUST
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2009 TO JUNE 30, 2009

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares, Class A shares and Exchange shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                                              Beginning          Ending      Annualized   Expenses Paid
                                            Account Value    Account Value     Expense        During
                                           January 1, 2009   June 30, 2009      Ratio        Period*
                                           ---------------   -------------   ----------   -------------
BALANCED ALLOCATION FUND
ACTUAL
Class I                                       $1,000.00        $1,038.10        0.84%        $ 4.24
Class A                                        1,000.00         1,037.90        1.09           5.51
Class C                                        1,000.00         1,034.20        1.84           9.28
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,020.57        0.84           4.22
Class A                                        1,000.00         1,019.32        1.09           5.47
Class C                                        1,000.00         1,015.55        1.84           9.24
CORE EQUITY FUND
ACTUAL
Class I                                       $1,000.00        $1,011.30        0.98%        $ 4.89
Class A                                        1,000.00         1,011.00        1.23           6.13
Class C                                        1,000.00         1,006.70        1.99           9.90
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,019.87        0.98           4.92
Class A                                        1,000.00         1,018.62        1.23           6.18
Class C                                        1,000.00         1,014.80        1.99           9.99
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
ACTUAL
Class I                                       $1,000.00        $1,013.40        1.18%        $ 5.89
Class A                                        1,000.00         1,011.40        1.43           7.13
Class C                                        1,000.00         1,007.80        2.18          10.85
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,018.87        1.18           5.92
Class A                                        1,000.00         1,017.62        1.43           7.18
Class C                                        1,000.00         1,013.85        2.18          10.94
DISCIPLINED SMALL-CAP VALUE FUND+++
ACTUAL
Class I                                       $1,000.00        $  944.50        1.19%        $ 5.74
Class A                                        1,000.00           943.40        1.44           6.94
Class C                                        1,000.00           939.60        2.19          10.53
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,018.82        1.19           5.97
Class A                                        1,000.00         1,017.57        1.44           7.23
Class C                                        1,000.00         1,013.80        2.19          10.99
EMERGING MARKETS OPPORTUNITIES FUND
ACTUAL
Class I                                       $1,000.00        $1,213.10        1.44%        $ 7.90
Class A                                        1,000.00         1,209.50        1.70           9.31
Class C                                        1,000.00         1,207.10        2.47          13.52
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,017.56        1.44           7.23
Class A                                        1,000.00         1,016.26        1.70           8.53
Class C                                        1,000.00         1,012.39        2.47          12.40
VALUE EQUITY FUND
ACTUAL
Class I                                       $1,000.00        $  992.00        0.92%        $ 4.54
Class A                                        1,000.00           989.60        1.17           5.77
Class C                                        1,000.00           986.00        1.91           9.41
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,020.17        0.92           4.62
Class A                                        1,000.00         1,018.92        1.17           5.87
Class C                                        1,000.00         1,015.20        1.91           9.59

                              VIRTUS INSIGHT TRUST
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLE

                                              Beginning          Ending      Annualized   Expenses Paid
                                            Account Value    Account Value     Expense       During
                                           January 1, 2009   June 30, 2009      Ratio       Period*
                                           ---------------   -------------   ----------   -------------
HIGH YIELD INCOME FUND
ACTUAL
Class I                                       $1,000.00        $1,158.30        0.83%       $4.44
Class A                                        1,000.00         1,156.90        1.09         5.83
Class C                                        1,000.00         1,152.70        1.83         9.77
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,020.62        0.83         4.17
Class A                                        1,000.00         1,019.32        1.09         5.47
Class C                                        1,000.00         1,015.60        1.83         9.19
INTERMEDIATE GOVERNMENT BOND FUND
ACTUAL
Class I                                       $1,000.00        $  990.40        0.65%       $3.21
Class A                                        1,000.00           989.10        0.90         4.44
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,021.53        0.65         3.26
Class A                                        1,000.00         1,020.28        0.90         4.52
INTERMEDIATE TAX-EXEMPT BOND FUND
ACTUAL
Class I                                       $1,000.00        $1,077.80        0.60%       $3.09
Class A                                        1,000.00         1,076.40        0.85         4.38
Class C                                        1,000.00         1,073.50        1.60         8.17
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,021.78        0.60         3.01
Class A                                        1,000.00         1,020.53        0.85         4.27
Class C                                        1,000.00         1,016.81        1.60         7.98
SHORT/INTERMEDIATE BOND FUND
ACTUAL
Class I                                       $1,000.00        $1,072.50        0.70%       $3.60
Class A                                        1,000.00         1,071.10        0.95         4.88
Class C                                        1,000.00         1,067.20        1.70         8.71
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,021.28        0.70         3.51
Class A                                        1,000.00         1,020.03        0.95         4.77
Class C                                        1,000.00         1,016.26        1.70         8.53
TAX-EXEMPT BOND FUND
ACTUAL
Class I                                       $1,000.00        $1,093.10        0.60%       $3.11
Class A                                        1,000.00         1,091.70        0.85         4.41
Class C                                        1,000.00         1,087.70        1.60         8.28
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,021.78        0.60         3.01
Class A                                        1,000.00         1,020.53        0.85         4.27
Class C                                        1,000.00         1,016.76        1.60         8.03

EXPENSE TABLE

                                              Beginning         Ending       Annualized   Expenses Paid
                                            Account Value    Account Value     Expense       During
                                           January 1, 2009   June 30, 2009      Ratio        Period*
                                           ---------------   -------------   ----------   -------------
INSIGHT GOVERNMENT MONEY MARKET FUND
ACTUAL
Class I                                       $1,000.00        $1,002.50        0.25%       $1.24
Class A                                        1,000.00         1,000.80        0.60         2.98
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,023.53        0.25         1.26
Class A                                        1,000.00         1,021.78        0.60         3.01
INSIGHT MONEY MARKET FUND
ACTUAL
Class I                                       $1,000.00        $1,004.00        0.26%       $1.29
Class A                                        1,000.00         1,002.20        0.61         3.03
Exchange Shares                                1,000.00         1,004.00        0.26         1.29
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,023.48        0.26         1.31
Class A                                        1,000.00         1,021.73        0.61         3.06
Exchange Shares                                1,000.00         1,023.48        0.26         1.31
INSIGHT TAX-EXEMPT MONEY MARKET FUND
ACTUAL
Class I                                       $1,000.00        $1,002.50        0.24%       $1.19
Class A                                        1,000.00         1,000.80        0.59         2.93
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                        1,000.00         1,023.59        0.24         1.20
Class A                                        1,000.00         1,021.83        0.59         2.96

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

     THE FUNDS MAY INVEST IN OTHER FUNDS. THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

+++ IF EXTRAORDINARY EXPENSES WERE EXCLUDED FOR THE DISCIPLINED SMALL-CAP VALUE FUND, ACTUAL AND HYPOTHETICAL EXPENSES PAID WOULD BE AS FOLLOWS:

              Actual       Hypothetical
          Expenses Paid   Expenses Paid
          -------------   -------------
Class I       $ 5.59          $ 5.82
Class A         6.79            7.08
Class C        10.39           10.84

                    KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

FASB

Financial Accounting Standards Board

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

Represents an American depositary receipt (ADR) issued in co-operation with the underlying foreign company whose equity shares underly the ADR. With the corporation's sponsorship, the ADRs created in the issue usually afford their owners the same rights normally given to stockholders, such as voting rights. A sponsored ADR can also be listed on a major U.S. exchange.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

FOOTNOTE LEGEND

1) Federal Income Tax Information: For tax information at June 30, 2009, see the Federal Income Tax Information Note 10 in the Notes to Financial Statements.

2)   Non-income producing.

3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                        Market Value
Fund                                  ($ in thousands)   % of Net Assets
----                                  ----------------   ---------------
Balanced Allocation Fund                  $      5              0.0%
Emerging Markets Opportunities Fund             49              0.1
High Yield Income Fund                       7,894             19.3
Intermediate Government Bond Fund               41              0.1
Short/Intermediate Bond Fund                   114              0.1
Tax-Exempt Bond Fund                           993              1.2
Insight Money Market Fund                  253,900             11.0

5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

6)   Illiquid Security.

7) Illiquid and restricted security. For acquisition information, see Note 9 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as either a Level 2 or Level 3 security in the SFAS 157 disclosure table located after the Schedule of Investments.

9)   Security in default.

10)  The rate shown is the discount rate.

11)  All or a portion of the security is segregated as collateral.

12) Security with a "put" feature; the date shown is when the security may be put back for redemption.

13) At June 30, 2009, 23% of the securities in the Intermediate Government Bond Fund portfolio and 28% of the securities in the Tax-Exempt Bond Fund portfolio are backed by insurance of financial institutions and financial guaranty assurance. None of the Insurers' concentration in either Fund exceeded 10% of the respective Funds' net assets.

14)  Amount is less than $500.

15) Shares traded on London Exchange.

16)  Shares traded on Johannesburg Exchange.

17)  The date shown is the reset date.

                              VIRTUS INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                            JUNE 30, 2009 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

                            BALANCED ALLOCATION FUND

Common Stocks                                      60%
   Information Technology                    14%
   Health Care                               10
   Financials                                 7
   Consumer Discretionary                     7
   Consumer Staples                           6
   Energy                                     5
   Total of all other common stock sectors   29
Mortgage-Backed Securities                         20
Corporate Bonds                                     8
   Financials                                 3
   Utilities                                  1
   Telecommunication Services                 1
   All others                                 3
U.S. Government Securities                          5
Asset-Backed Securities                             4
Other (includes short-term investments)             3
                                                  ---
Total                                             100%
                                                  ===

                     DISCIPLINED SMALL-CAP OPPORTUNITY FUND

Information Technology                             19%
Industrials                                        18
Financials                                         16
Health Care                                        15
Consumer Discretionary                             11
Consumer Staples                                    5
Materials                                           4
Other (includes short-term investments)            12
                                                  ---
Total                                             100%
                                                  ===

                       EMERGING MARKETS OPPORTUNITIES FUND

Consumer Staples                                   30%
Financials                                         16
Energy                                              9
Telecommunication Services                          9
Utilities                                           9
Industrials                                         6
Information Technology                              6
Other (includes short-term investments)            15
                                                  ---
Total                                             100%
                                                  ===

                                CORE EQUITY FUND

Information Technology                             21%
Health Care                                        16
Financials                                         14
Consumer Staples                                   10
Energy                                             10
Industrials                                         9
Consumer Discretionary                              8
Other (includes short-term investments)            12
                                                  ---
Total                                             100%
                                                  ===

                        DISCIPLINED SMALL-CAP VALUE FUND

Financials                                         29%
Industrials                                        15
Information Technology                             15
Consumer Discretionary                             14
Materials                                           7
Health Care                                         6
Utilities                                           5
Other (includes short-term investments)             9
                                                  ---
Total                                             100%
                                                  ===

                                VALUE EQUITY FUND

Financials                                         20%
Energy                                             15
Health Care                                        15
Consumer Discretionary                             13
Information Technology                              9
Consumer Staples                                    8
Telecommunication Services                          8
Other (includes short-term investments)            12
                                                  ---
Total                                             100%
                                                  ===

                              VIRTUS INSIGHT FUNDS
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                      JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                             HIGH YIELD INCOME FUND

Corporate Bonds                                    93%
   Consumer Discretionary                    34%
   Telecommunication Services                17
   Consumer Staples                          10
   Financials                                 8
   Industrials                                8
   All other                                 16
Loan Agreements                                     4
Other (includes short-term investments)             3
                                                  ---
Total                                             100%
                                                  ===

                        INTERMEDIATE TAX-EXEMPT BOND FUND

Municipal Bonds                                    95%
   New York                                  13%
   California                                10
   Illinois                                  10
   Alabama                                   10
   Ohio                                       7
   All other states                          45
Other (includes short-term investments)             5
                                                  ---
Total                                             100%
                                                  ===

                              TAX-EXEMPT BOND FUND

Municipal Bonds                                    98%
   New York                                  14%
   Illinois                                  10
   Texas                                     10
   California                                 8
   Puerto Rico                                6
   Michigan                                   6
   All other states                          44
Other (includes short-term investments)             2
                                                  ---
Total                                             100%
                                                  ===

                            INSIGHT MONEY MARKET FUND

Commercial Paper                                   40%
Federal Agency Securities                          21
Medium Term Notes                                  17
Certificates of Deposit                            12
Money Market Mutual Funds                          10
                                                  ---
Total                                             100%
                                                  ===

                        INTERMEDIATE GOVERNMENT BOND FUND

U.S. Government Agency Obligations                45%
U.S. Government Securities                         27
Mortgage-Backed Securities                         27
Other (includes short-term investments)             1
                                                  ---
Total                                             100%
                                                  ===

                          SHORT/INTERMEDIATE BOND FUND

Corporate Bonds                                    58%
   Financials                                44%
   Health Care                               10
   All other sectors                          4
Mortgage-Backed Securities                         21
U.S. Government Securities                         13
Asset-Backed Securities                             6
Other (includes short-term investments)             2
                                                  ---
Total                                             100%
                                                  ===

                      INSIGHT GOVERNMENT MONEY MARKET FUND

Federal Agency Securities                          77%
Agency Non-Mortgage Backed Securities              10
Repurchase Agreements                               9
Money Market Mutual Funds                           4
                                                  ---
Total                                             100%
                                                  ===

                      INSIGHT TAX-EXEMPT MONEY MARKET FUND

Variable Rate Demand Obligations                   83%
Municipal Tax-Exempt Bonds                          8
Commercial Paper - Municipal                        6
Money Market Mutual Funds                           3
                                                  ---
Total                                             100%
                                                  ===

                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE             VALUE
                                                  ------------      ------------
U.S. GOVERNMENT SECURITIES--4.7%
U.S. Treasury Bond
   7.500%, 11/15/16                               $        378      $        482
   9.000%, 11/15/18                                        152               218
   5.375%, 2/15/31                                         344               395
   4.750%, 2/15/37                                         315               338
U.S. Treasury Note
   4.250%, 11/15/13                                        200               216
   1.875%, 2/28/14                                         290               282
   4.000%, 2/15/15                                          60                64
   4.875%, 8/15/16                                          97               107
   4.000%, 8/15/18                                         425               441
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,511)                                                   2,543
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.2%
Israel Government AID
   Bond Series 7-Z
   0.000%, 8/15/22                                         690               351
Rowan Cos., Inc.
   4.330%, 5/1/19(6)                                       286               292
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $651)                                                       643
                                                                    ------------
MUNICIPAL BONDS--0.5%
CALIFORNIA--0.5%
State of California Taxable
   Series A
   5.168%, 10/1/37(3)                                      280               280
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                                       280
                                                                    ------------
MORTGAGE-BACKED SECURITIES--19.7%
AGENCY--11.4%
FHLMC
   5.500%, 7/1/35                                          383               397
   6.000%, 12/1/36                                         391               409
FHLMC REMIC
   2513, JE 5.000%, 10/15/17                               450               475
   2886, BE 4.500%, 11/15/19                               260               266
   2886, CK 5.000%, 11/15/19                               280               292
   2835, HB 5.500%, 8/15/24                                305               318
   2770, LA 4.500%, 4/15/33                                162               166
FNMA
   4.500%, 1/1/20                                          219               227
   7.500%, 11/1/26                                          --(14)            --(14)
   7.500%, 12/1/26                                          17                18
   7.500%, 3/1/27                                            5                 6
   7.500%, 3/1/27                                            1                 1
   5.500%, 12/1/33                                         213               221
   5.500%, 1/1/34                                          119               124
   5.000%, 7/1/34                                          383               392
   5.000%, 11/1/34                                          98               101
   3.728%, 1/1/35(3)                                       145               147
   6.000%, 3/1/35                                           87                91
   5.500%, 6/1/35                                          152               158
   5.500%, 7/1/35                                          173               179
   5.000%, 9/1/35                                          314               321
   6.500%, 5/1/36                                          386               414
FNMA Grantor Trust 00-T8, A
   7.347%, 12/25/30(3)                                      20                21

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
AGENCY--CONTINUED
FNMA REMIC
   04-15, AB
   4.000%, 9/25/17                                   $        365   $        375
   02-73, OE
   5.000%, 11/25/17                                           400            423
   (Interest Only) 97-20
   1.840%, 3/25/27(3)(6)                                      177              4
GNMA
   8.000%, 11/15/26                                            18             20
   7.000%, 9/15/31                                              4              4
   5.500%, 7/15/33                                            156            162
GNMA Structured Securities
   02-53, B
   5.552%, 5/16/26                                            156            162
   04-108, C
   5.039%, 12/16/32(3)                                        195            200
                                                                    ------------
                                                                           6,094
                                                                    ------------
NON-AGENCY--8.3%
Adjustable Rate Mortgage
   Trust 05-11, 2A42
   5.309%, 2/25/36(3)                                         560            237
Bear Stearns Commercial
   Mortgage Securities
   06-PW14, A4
   5.201%, 12/11/38                                           165            137
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-T22, A4
   5.630%, 4/12/38(3)                                         195            172
   05-T18, A4
   4.933%, 2/13/42(3)                                         275            237
   07-PW15, A2
   5.205%, 2/11/44                                            190            175
Citigroup-Deutsche Bank
   Commercial Mortgage
   Trust 06-CD3, A2
   5.560%, 10/15/48                                           305            285
Countrywide Home Loans
   Series 03-J6, 1A1
   5.500%, 8/25/33                                            192            183
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.864%, 6/19/35(3)                                          92             75
Greenwich Capital Commercial
   Funding Corp. 07-GG9, A2
   5.381%, 3/10/39                                            230            216
Lehman Brothers-UBS Commercial
   Mortgage Trust
   05-C2, A2
   4.821%, 4/15/30                                            205            201
   06-C3, A4
   5.661%, 3/15/39(3)                                         330            278
MASTR Adjustable Rate
   Mortgages Trust 05-8, 3A1
   6.000%, 12/25/35(3)                                        464            263
MASTR Alternative Loans Trust
   04-13, 12A1
   5.500%, 12/25/19                                           146            130
   04-13, 8A1
   5.500%, 1/25/25                                            186            174
MASTR Asset Securitization
   Trust 03-7, 4A33
   5.250%, 9/25/33                                            185            173

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36(3)(6)                             $        295   $        142
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420%, 4/25/31 (3)(6)                                      46             45
Structured Asset Securities Corp.
   03-34A, 6A
   5.044%, 11/25/33(3)                                        131            114
   05-2XS, 2A2
   5.150%, 2/25/35(3)(6)                                       92             41
   05-15, 4A1
   6.000%, 8/25/35                                            179            134
Structured Asset Securities Corp.
   (Interest Only)
   98-RF3, A 144A
   6.100%, 6/15/28(4)(7)                                       54              5
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates
   05-4, CB7
   5.500%, 6/25/35                                            310            203
   05-6, 2A7
   5.500%, 8/25/35                                            229            174
Washington Mutual Mortgage
   Pass-Through Certificates
   02-S8, 2A7
   5.250%, 1/25/18                                            170            170
   03-S11, A1
   5.000%, 11/25/33                                           413            387
Wells Fargo & Co. 05-AR4, B1
   4.570%, 4/25/35(3)                                         203             79
                                                                    ------------
                                                                           4,430
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,638)                                                 10,524
                                                                    ------------
ASSET-BACKED SECURITIES--3.7%
Capital Auto Receivables Asset Trust
   07-3, A3A 5.020%, 9/15/11                                  143            146
   07-3, A4 5.210%, 3/17/14                                   260            266
Capital One Multi-Asset
   Execution Trust 03-B5, B5
   4.790%, 8/15/13                                            240            243
Chase Issuance Trust
   07-A15, A
   4.960%, 9/17/12                                            325            336
Chase Manhattan Auto Owner
   Trust 06-B, A3
   5.130%, 5/15/11                                             22             22
Citibank Credit Card Issuance Trust
   07-B2, B2 5.000%, 4/2/12                                   220            223
   07-A5, A5 5.500%, 6/22/12                                  435            451
E*Trade RV & Marine
   Trust 04-1, A3
   3.620%, 10/8/18                                            150            146
Triad Auto Receivables Owner
   Trust 07-B, A4A
   5.430%, 7/14/14                                            185            163
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,974)                                                   1,996
                                                                    ------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
CORPORATE BONDS--7.7%
CONSUMER DISCRETIONARY--0.2%
DaimlerChrysler
   North America LLC
   5.875%, 3/15/11                                   $         80   $         81
                                                                    ------------
CONSUMER STAPLES--0.3%
Proctor & Gamble Co. ESOP
   Series A
   9.360%, 1/1/21                                             134            162
                                                                    ------------
ENERGY--0.9%
ConocoPhillips Holding Co.
   6.950%, 4/15/29                                            165            178
DCP Midstream LLC
   7.875%, 8/16/10                                            150            157
Devon Energy Corp.
   7.950%, 4/15/32                                            125            149
                                                                    ------------
                                                                             484
                                                                    ------------
FINANCIALS--2.6%
Associates Corp.
   North America
   6.950%, 11/1/18                                             60             54
Bank of America Corp.
   6.250%, 4/15/12                                            220            226
Boeing Capital Corp.
   7.375%, 9/27/10                                            180            191
Citigroup, Inc.
   5.850%, 7/2/13                                             125            118
General Electric Capital Corp.
   4.875%, 3/4/15                                              75             73
Lehman Brothers
   Holdings, Inc.
   4.250%, 1/27/10(6)(9)                                       55              8
Merrill Lynch & Co., Inc.
   5.770%, 7/25/11                                            100            102
   6.050%, 8/15/12                                            100            100
Royal Bank of Scotland
   Group plc
   5.000%, 10/1/14                                            200            160
Travelers Cos., Inc. (The)
   5.500%, 12/1/15                                            325            333
                                                                    ------------
                                                                           1,365
                                                                    ------------
HEALTH CARE--0.3%
Schering-Plough Corp.
   6.750%, 12/1/33                                            150            165
                                                                    ------------
INDUSTRIALS--0.7%
Boeing Co.
   8.750%, 9/15/31                                            100            126
Caterpillar, Inc.
   7.300%, 5/1/31                                             200            213
CSX Corp.
   6.750%, 3/15/11                                             50             53
                                                                    ------------
                                                                             392
                                                                    ------------
MATERIALS--0.5%
CRH America, Inc.
   5.625%, 9/30/11                                            300            295
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--1.1%
BellSouth Corp.
   6.000%, 11/15/34                                  $        235   $        221
France Telecom SA
   7.750%, 3/1/11                                             100            108
Verizon Global Funding Corp.
   7.250%, 12/1/10                                            200            213
   7.750%, 12/1/30                                             30             34
                                                                    ------------
                                                                             576
                                                                    ------------
UTILITIES--1.1%
America Water Works
   6.593%, 10/15/37                                           130            114
Consolidated Edison Co.
   of New York
   5.700%, 2/1/34                                              50             49
FPL Group Capital, Inc.
   5.625%, 9/1/11                                             300            321
Virginia Electric & Power Co.
   Series A
   4.750%, 3/1/13                                             100            102
                                                                    ------------
                                                                             586
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $4,228)                                                   4,106
                                                                    ------------

                                                        SHARES
                                                     ------------
COMMON STOCKS--59.6%
CONSUMER DISCRETIONARY--7.2%
Aeropostale, Inc.(2)                                        1,450             50
Amazon.com, Inc.(2)                                         1,550            130
Apollo Group, Inc.
   Class A(2)                                                 950             68
AutoNation, Inc.(2)                                         5,800            101
AutoZone, Inc.(2)                                           1,800            272
Best Buy Co., Inc.                                          3,900            131
Big Lots, Inc.(2)                                          10,875            229
Cablevision Systems Corp.
   Class A                                                  5,100             99
Carrols Restaurant Group,
   Inc.(2)                                                 10,350             69
Dollar Tree, Inc.(2)                                        5,000            210
Family Dollar Stores, Inc.                                 10,025            284
ITT Educational Services,
   Inc.(2)                                                  4,225            425
Maidenform Brands, Inc.(2)                                  4,100             47
McDonald's Corp.                                            7,000            402
National CineMedia, Inc.                                    8,000            110
Netflix, Inc.(2)                                            2,690            111
NIKE, Inc. Class B                                          1,400             72
Panera Bread Co. Class A(2)                                 1,700             85
Regis Corp.                                                 5,500             96
Ross Stores, Inc.                                           1,875             72
Stage Stores, Inc.                                          6,350             70
TJX Cos., Inc. (The)                                        8,300            261
UniFirst Corp.                                              2,150             80
Yum! Brands, Inc.                                          10,855            362
                                                                    ------------
                                                                           3,836
                                                                    ------------
CONSUMER STAPLES--6.3%
Archer-Daniels-Midland
   Co                                                      13,250            355
Bunge Ltd.                                                  2,100            126

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER STAPLES--CONTINUED
Clorox Co. (The)                                            3,700   $        207
Coca-Cola Bottling Co.
   Consolidated                                             1,350             74
Colgate-Palmolive Co.                                       9,300            658
General Mills, Inc.                                         6,900            386
Hansen Natural Corp.(2)                                     6,325            195
Kroger Co. (The)                                           11,500            254
SUPERVALU, Inc.                                            15,100            196
Wal-Mart Stores, Inc.                                      17,300            838
Walgreen Co.                                                2,450             72
                                                                    ------------
                                                                           3,361
                                                                    ------------
ENERGY--5.2%
Chevron Corp.                                               4,700            311
ConocoPhillips                                              6,259            263
CVR Energy, Inc.(2)                                         4,650             34
Exxon Mobil Corp.                                          14,765          1,032
Key Energy Services,
   Inc.(2)                                                  8,350             48
Matrix Service Co.(2)                                       7,650             88
National Oilwell Varco,
   Inc.(2)                                                  4,350            142
Occidental Petroleum
   Corp.                                                    4,500            296
SEACOR Holdings, Inc.(2)                                    1,100             83
Southwestern Energy Co.(2)                                  3,250            126
Tesoro Corp.                                               10,900            139
Valero Energy Corp.                                        11,100            188
                                                                    ------------
                                                                           2,750
                                                                    ------------
FINANCIALS--7.4%
AFLAC, Inc.                                                 3,225            100
American Physicians
   Capital, Inc.                                            1,400             55
Amerisafe, Inc.(2)                                          2,600             40
Arch Capital Group Ltd.(2)                                  7,800            457
Assurant, Inc.                                              5,000            120
BancFirst Corp.                                             1,300             45
Bank of America Corp.                                      19,700            260
Cardinal Financial Corp.                                    5,100             40
City Holding Co.                                            2,700             82
Columbia Banking System,
   Inc.                                                     7,900             81
Community Trust Bancorp,
   Inc.                                                     2,950             79
First Horizon National
   Corp.(2)                                                 8,025             96
Goldman Sachs Group, Inc.
   (The)                                                    1,600            236
Harleysville Group, Inc.                                    2,550             72
HCC Insurance Holdings,
   Inc.                                                     2,300             55
Highwoods Properties,
   Inc.                                                     3,250             73
Hudson City Bancorp, Inc.                                  12,450            165
IntercontinentalExchange,
   Inc.(2)                                                    610             70
JPMorgan Chase & Co.                                       11,200            382
LTC Properties, Inc.                                        4,050             83
MetLife, Inc.                                               6,500            195
Morgan Stanley                                              8,000            228
Navigators Group, Inc.
   (The)(2)                                                   700             31
PHH Corp.(2)                                                6,100            111

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
Platinum Underwriters
   Holdings Ltd.                                            4,550   $        130
Prudential Financial, Inc.                                  3,300            123
PS Business Parks, Inc.                                     2,200            107
Renasant Corp.                                              5,500             83
SeaBright Insurance Holdings,
   Inc.(2)                                                  3,400             34
Wells Fargo & Co.                                          10,900            264
World Acceptance Corp.(2)                                   1,500             30
WSFS Financial Corp.                                        1,300             36
                                                                    ------------
                                                                           3,963
                                                                    ------------
HEALTH CARE--9.8%
Alliance Healthcare Services,
   Inc.(2)                                                 15,150            111
AmerisourceBergen Corp.                                     9,400            167
Amgen, Inc.(2)                                             11,750            622
AstraZeneca plc Sponsored
   ADR                                                      9,500            419
Baxter International, Inc.                                  6,600            350
Biogen Idec, Inc.(2)                                        1,280             58
Cephalon, Inc.(2)                                           2,850            161
CIGNA Corp.                                                 6,800            164
Emergency Medical Services
   Corp. Class A(2)                                         3,250            120
Endo Pharmaceuticals
   Holdings, Inc.(2)                                        5,300             95
Forest Laboratories, Inc.(2)                                2,750             69
Gen-Probe, Inc.(2)                                          2,000             86
Gilead Sciences, Inc.(2)                                    9,625            451
Humana, Inc.(2)                                             2,800             90
Illumina, Inc.(2)                                           3,600            140
Johnson & Johnson                                           6,300            358
Life Technologies Corp.(2)                                  6,950            290
McKesson Corp.                                              8,900            392
Medco Health Solutions,
   Inc.(2)                                                  2,700            123
Omnicare, Inc.                                              3,500             90
Pfizer, Inc.                                               11,500            173
Schering-Plough Corp.                                       5,750            144
Sepracor, Inc.(2)                                          20,400            353
Watson Pharmaceuticals,
   Inc.(2)                                                  6,060            204
                                                                    ------------
                                                                           5,230
                                                                    ------------
INDUSTRIALS--4.8%
Apogee Enterprises, Inc.                                    5,950             73
Crane Co.                                                   3,500             78
Dun & Bradstreet Corp.                                      1,300            106
EMCOR Group, Inc.(2)                                        3,800             76
General Electric Co.                                       17,200            202
Granite Construction, Inc.                                  4,850            161
H&E Equipment Services,
   Inc.(2)                                                 10,950            102
Iron Mountain, Inc.(2)                                      3,100             89
Lockheed Martin Corp.                                       8,750            706

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS--CONTINUED
Mueller Industries, Inc.                                    3,450   $         72
Northrop Grumman Corp.                                      2,600            119
Pike Electric Corp.(2)                                      8,000             96
Shaw Group, Inc. (The)(2)                                   3,450             95
Thomas & Betts Corp.(2)                                     2,120             61
Tredegar Corp.                                              5,700             76
TrueBlue, Inc.(2)                                           9,050             76
Union Pacific Corp.                                         2,000            104
URS Corp.(2)                                                5,940            294
                                                                    ------------
                                                                           2,586
                                                                    ------------
INFORMATION TECHNOLOGY--14.4%
Accenture Ltd. Class A                                      7,200            241
Acxiom Corp.                                               14,800            131
Akamai Technologies,
   Inc.(2)                                                  3,075             59
Apple, Inc.(2)                                              3,375            481
Arrow Electronics, Inc.(2)                                  7,000            149
Avnet, Inc.(2)                                              9,300            195
Broadcom Corp.
   Class A(2)                                               4,180            104
Broadridge Financial
   Solutions, Inc.                                          4,500             75
Cisco Systems, Inc.(2)                                     34,285            639
Cree, Inc.(2)                                               2,650             78
F5 Networks, Inc.(2)                                        7,500            259
Google, Inc. Class A(2)                                       700            295
Hewlett-Packard Co.                                        24,725            956
Ingram Micro, Inc.
   Class A(2)                                              14,000            245
Integrated Device
   Technology, Inc.(2)                                     12,200             74
Intel Corp.                                                 5,870             97
International Business
   Machines Corp.                                           5,200            543
JDA Software Group,
   Inc.(2)                                                  3,600             54
Lender Processing Services,
   Inc.                                                     6,600            183
MasterCard, Inc. Class A                                      560             94
Microsoft Corp.                                            17,590            418
Oracle Corp.                                               39,110            838
QLogic Corp.(2)                                             8,800            112
Red Hat, Inc.(2)                                            8,300            167
SAIC, Inc.(2)                                               2,100             39
Sybase, Inc.(2)                                             2,500             78
Symantec Corp.(2)                                          14,610            227
Tech Data Corp.(2)                                          3,800            124
ValueClick, Inc.(2)                                         7,600             80
WebMD Health Corp.
   Class A(2)                                               4,850            145
Western Digital Corp.(2)                                    8,700            230
Western Union Co. (The)                                    18,600            305
                                                                    ------------
                                                                           7,715
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
MATERIALS--1.5%
Ashland, Inc.                                               7,000   $        196
Buckeye Technologies,
   Inc.(2)                                                 12,050             54
CF Industries Holdings,
   Inc.                                                     1,000             74
Freeport-McMoRan
   Copper & Gold, Inc.                                      1,975             99
Minerals Technologies,
   Inc.                                                     2,350             85
Mosaic Co. (The)                                            2,000             89
Rock-Tenn Co. Class A                                       2,750            105
Silgan Holdings, Inc.                                         750             37
Spartech Corp.                                              6,300             58
                                                                    ------------
                                                                             797
                                                                    ------------
TELECOMMUNICATION SERVICES--2.1%
American Tower Corp.
   Class A(2)                                               6,270            198
AT&T, Inc.                                                 11,300            281
Embarq Corp.                                               12,800            538
Syniverse Holdings, Inc.(2)                                 6,900            110
                                                                    ------------
                                                                           1,127
                                                                    ------------
UTILITIES--0.9%
El Paso Electric Co.(2)                                     3,800             53
New Jersey Resources
   Corp.                                                    2,800            104
NRG Energy, Inc.(2)                                         5,400            140
Southwest Gas Corp.                                         6,050            134
Unisource Energy Corp.                                      2,000             53
                                                                    ------------
                                                                             484
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $35,542)                                                 31,849
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $56,824)                                                 51,941
                                                                    ------------
SHORT-TERM INVESTMENTS--2.7%
MONEY MARKET MUTUAL FUNDS--2.7%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.459%)                                        1,438,390          1,438
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,438)                                                   1,438
                                                                    ------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $58,262)                                                 53,379(1)
Other assets and liabilities, net--0.2%                                       98
                                                                    ------------
NET ASSETS--100.0%                                                  $     53,477
                                                                    ============

ABBREVIATIONS:

ADR     American Depositary Receipt
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
GNMA    Ginnie Mae or Government National Mortgage Association
REMIC   Real Estate Mortgage Investment Conduit

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                             Level 2 -      Level 3 -
                                 Total Market   Level 1 -   Significant    Significant
                                   Value at       Quoted     Observable    Unobservable
                                June 30, 2009     Prices       Inputs         Inputs
                                -------------   ---------   -----------   -------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government and Agency
      Securities                   $ 3,186       $    --      $ 3,186          $--
   Municipal Securities                280            --          280           --
   Mortgage-Backed Securities       10,524            --       10,519            5
   Asset-Backed Securities           1,996            --        1,996           --
   Corporate Debt Securities         4,106            --        4,106           --
Equity Securities:
   Common Stocks                    31,849        31,849           --           --
   Short-Term Investments            1,438         1,438           --           --
                                   -------       -------      -------          ---
   Total Investments               $53,379       $33,287      $20,087          $ 5
                                   =======       =======      =======          ===

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                          Mortgage-Backed
                                                             Securities
                                                          ---------------
INVESTMENT IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 .......................        $ 181
Accrued discounts/premiums ............................           --(3)
Realized gain (loss) ..................................           --
Change in unrealized appreciation (depreciation)(1) ...          (12)
Net purchases (sales) .................................           --
Transfers in and/or out of Level 3(2) .................         (164)
                                                               -----
BALANCE AS OF JUNE 30, 2009 ...........................        $   5
                                                               =====

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(3)  Amount is less than $500 (not reported in thousands).

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--96.7%
CONSUMER DISCRETIONARY--8.2%
Amazon.com, Inc.(2)                                        27,700   $      2,317
Apollo Group, Inc.
   Class A(2)                                              16,300          1,159
Gap, Inc. (The)                                            51,650            847
McDonald's Corp.                                           34,400          1,978
Netflix, Inc.(2)                                           13,450            556
                                                                    ------------
                                                                           6,857
                                                                    ------------
CONSUMER STAPLES--9.6%
Archer-Daniels-Midland Co.                                 29,350            786
Campbell Soup Co.                                          17,800            524
Constellation Brands, Inc. Class A(2)                      39,350            499
Dean Foods Co.(2)                                          28,100            539
General Mills, Inc.                                        18,400          1,031
Hansen Natural Corp.(2)                                    16,900            521
Kroger Co. (The)                                           73,200          1,614
Procter & Gamble Co. (The)                                 21,650          1,106
Wal-Mart Stores, Inc.                                      28,000          1,356
                                                                    ------------
                                                                           7,976
                                                                    ------------
ENERGY--9.8%
Chevron Corp.                                              23,050          1,527
Exxon Mobil Corp.                                          44,340          3,100
Hess Corp.                                                  8,450            454
National Oilwell Varco, Inc.(2)                            12,650            413
Occidental Petroleum Corp.                                 21,500          1,415
Schlumberger Ltd.                                           8,300            449
Southwestern Energy Co.(2)                                 11,500            447
Tesoro Corp.                                               31,500            401
                                                                    ------------
                                                                           8,206
                                                                    ------------
FINANCIALS--14.3%
Arch Capital Group Ltd.(2)                                 11,100            650
Bank of America Corp.                                      59,550            786
Berkley (W.R.) Corp.                                       26,900            578
First Horizon National Corp.(2)                            63,943            767
Goldman Sachs Group, Inc. (The)                            13,950          2,057
JPMorgan Chase & Co.                                       56,050          1,912
MetLife, Inc.                                              17,650            530
Morgan Stanley                                             48,450          1,381
PartnerRe Ltd.                                              9,200            598
Prudential Financial, Inc.                                 23,950            891
U.S. Bancorp                                               33,750            605
Wells Fargo & Co.                                          47,950          1,163
                                                                    ------------
                                                                          11,918
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE--16.0%
Amgen, Inc.(2)                                             14,050   $        744
Bristol-Myers Squibb Co.                                   39,800            808
Celgene Corp.(2)                                           11,250            538
Cerner Corp.(2)                                            17,950          1,118
Forest Laboratories, Inc.(2)                               52,550          1,320
Gen-Probe, Inc.(2)                                         12,000            516
Gilead Sciences, Inc.(2)                                   30,400          1,424
McKesson Corp.                                             19,300            849
HEALTH CARE--16.0%
OSI Pharmaceuticals, Inc.(2)                               19,400            548
St. Jude Medical, Inc.(2)                                  15,750            647
Teva Pharmaceutical Industries Ltd. Sponsored ADR          40,000          1,974
Valeant Pharmaceuticals International(2)                   20,500            527
Watson Pharmaceuticals, Inc.(2)                            69,750          2,350
                                                                    ------------
                                                                          13,363
                                                                    ------------
INDUSTRIALS--8.6%
Cummins, Inc.                                              19,150            674
Danaher Corp.                                              12,100            747
First Solar, Inc.(2)                                        9,750          1,581
Fluor Corp.                                                13,200            677
General Dynamics Corp.                                     14,100            781
General Electric Co.                                       63,500            744
Honeywell International, Inc.                              15,200            478
Navistar International Corp.(2)                            11,650            508
Norfolk Southern Corp.                                     15,400            580
Northrop Grumman Corp.                                      9,550            436
                                                                    ------------
                                                                           7,206
                                                                    ------------
INFORMATION TECHNOLOGY--20.4%
Accenture Ltd. Class A                                     46,250          1,548
Apple, Inc.(2)                                              7,800          1,111
Autodesk, Inc.(2)                                          35,450            673
Broadcom Corp. Class A(2)                                  38,550            956
Broadridge Financial Solutions, Inc.                       32,550            540
Cisco Systems, Inc.(2)                                     31,800            593
F5 Networks, Inc.(2)                                       34,500          1,193
Google, Inc. Class A(2)                                     1,950            822
International Business Machines Corp.                      10,750          1,122
Intuit, Inc.(2)                                            35,000            986
Marvell Technology Group Ltd.(2)                           65,550            763
Microsoft Corp.                                            25,550            607
QLogic Corp.(2)                                           114,000          1,445
QUALCOMM, Inc.                                             50,850          2,298
Red Hat, Inc.(2)                                           42,600            858
Synopsys, Inc.(2)                                          76,500          1,492
                                                                    ------------
                                                                          17,007
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
MATERIALS--4.6%
ArcelorMittal                                              20,400   $        675
BHP Billiton Ltd. Sponsored ADR                             9,250            506
Freeport-McMoRan Copper & Gold, Inc.                       13,836            693
Monsanto Co.                                               10,250            762
Mosaic Co. (The)                                           13,250            587
Praxair, Inc.                                               9,000            640
                                                                    ------------
                                                                           3,863
                                                                    ------------
TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                                 58,480          1,452
Verizon Communications, Inc.                               27,000            830
                                                                    ------------
                                                                           2,282
                                                                    ------------
UTILITIES--2.5%
FPL Group, Inc.                                            36,500          2,076
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $84,099)                                                 80,754
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $84,099)                                                 80,754
                                                                    ------------
SHORT-TERM INVESTMENTS--2.4%
MONEY MARKET MUTUAL FUNDS--2.4%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares
   (seven-day effective yield 0.459%)                   1,984,028          1,984
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,984)                                                   1,984
                                                                    ------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $86,083)                                                 82,738(1)
Other assets and liabilities, net--0.9%                                      765
                                                                    ------------
NET ASSETS--100.0%                                                  $     83,503
                                                                    ============

COUNTRY WEIGHTINGS as of 6/30/09* +

United States    94%
Israel            2
Australia         1
Japan             1
Luxembourg        1
Netherlands       1
                ---
Total           100%
                ---

*    FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

ABBREVIATIONS:

ADR   American Depositary Receipt

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                             VIRTUS CORE EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                             Total Market   Level 1 -
                               Value at       Quoted
                            June 30, 2009     Prices
                            -------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks               $80,754       $80,754
   Short-Term Investments        1,984         1,984
                               -------       -------
   Total Investments           $82,738       $82,738
                               =======       =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                       See Notes to Financial Statements

                 VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--11.4%
Aeropostale, Inc.(2)                                       14,450   $        495
California Pizza Kitchen, Inc.(2)                          34,400            457
Carter's, Inc.(2)                                          38,550            949
Collective Brands, Inc.(2)                                 28,700            418
Conn's, Inc.(2)                                            35,100            439
JOS. A. Bank Clothiers, Inc.(2)                            11,750            405
Kirkland's, Inc.(2)                                        26,705            321
Learning Tree International, Inc.(2)                       38,300            395
Phillips-Van Heusen Corp.                                  20,010            574
Shutterfly, Inc.(2)                                        40,200            561
Systemax, Inc.(2)                                          52,825            629
Tupperware Brands Corp.                                    25,800            671
Warnaco Group, Inc. (The)(2)                               12,250            397
Wet Seal, Inc. (The) Class A(2)                           165,600            508
                                                                    ------------
                                                                           7,219
                                                                    ------------
CONSUMER STAPLES--5.0%
Boston Beer Co., Inc. (The) Class A(2)                     10,725            317
Cal-Maine Foods, Inc.                                      40,275          1,005
Casey's General Stores, Inc.                               18,450            474
Ingles Markets, Inc. Class A                               19,350            295
Pantry, Inc., (The)(2)                                     44,130            733
Spartan Stores, Inc.                                       28,100            349
                                                                    ------------
                                                                           3,173
                                                                    ------------
ENERGY--3.7%
Dawson Geophysical Co.(2)                                  23,350            697
Matrix Service Co.(2)                                      36,400            418
Parker Drilling Co.(2)                                    189,995            825
Vaalco Energy, Inc.(2)                                     91,950            389
                                                                    ------------
                                                                           2,329
                                                                    ------------
FINANCIALS--16.4%
Argo Group International Holdings Ltd.(2)                  31,170            880
Aspen Insurance Holdings Ltd.                              20,250            452
Cardinal Financial Corp.                                   45,850            359
Cash America International, Inc.                           16,950            397
Cedar Shopping Centers, Inc.                               77,421            350
Compass Diversified Trust                                  54,300            439
Crawford & Co. Class B(2)                                  34,276            165
EZCORP, Inc. Class A(2)                                    21,800            235
First Citizens BancShares, Inc. Class A                     3,845            514
Jones Lang LaSalle, Inc.                                   25,125            822
Meadowbrook Insurance Group, Inc.                          83,050            542
MFA Financials, Inc.                                       96,850            670
Mid-America Apartment Communities, Inc.                    16,050            589

                                                        SHARES          VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
Odyssey Re Holdings Corp.                                  18,150   $        726
Prosperity Bancshares, Inc.                                26,350            786
SeaBright Insurance Holdings, Inc.(2)                      30,350            307
Senior Housing Properties Trust                            30,400            496
SWS Group, Inc.                                            27,475            384
Tompkins Financial Corp.                                   12,200            585
UMB Financial Corp.                                        18,075            687
                                                                    ------------
                                                                          10,385
                                                                    ------------
HEALTH CARE--15.6%
AMERIGROUP Corp.(2)                                        33,325            895
AmSurg Corp.(2)                                            30,725            659
Centene Corp.(2)                                           29,700            593
Cubist Pharmaceuticals, Inc.(2)                            14,350            263
Enzon Pharmaceuticals, Inc.(2)                             49,200            387
Hanger Orthopedic Group, Inc.(2)                           42,775            581
Healthways, Inc.(2)                                        34,200            460
InVentiv Health, Inc.(2)                                   66,165            895
Kendle International, Inc.(2)                              37,300            457
Life Sciences Research, Inc.(2)                            31,650            227
Medicis Pharmaceutical Corp. Class A                       23,800            388
Molina Healthcare, Inc.(2)                                 32,425            776
Noven Pharmaceuticals, Inc.(2)                             25,450            364
Phase Forward, Inc.(2)                                     37,700            570
SonoSite, Inc.(2)                                          25,300            507
STERIS Corp.                                               19,525            509
ViroPharma, Inc.(2)                                        99,625            591
Vivus, Inc.(2)                                             43,700            266
Wright Medical Group, Inc.(2)                              28,300            460
                                                                    ------------
                                                                           9,848
                                                                    ------------
INDUSTRIALS--18.1%
Ampco-Pittsburgh Corp.                                     28,790            675
ATC Technology Corp.(2)                                    18,400            267
Belden, Inc.                                               21,250            355
Chart Industries, Inc.(2)                                  38,850            706
CIRCOR International, Inc.                                 21,750            514
Comfort Systems USA, Inc.                                  43,700            448
CRA International, Inc.(2)                                 31,025            861
Dycom Industries, Inc.(2)                                  32,250            357
EMCOR Group, Inc.(2)                                       34,200            688
EnPro Industries, Inc.(2)                                  39,325            708
Force Protection, Inc.(2)                                  54,350            480
Gardner Denver, Inc.(2)                                    29,690            747
Graham Corp.                                               32,300            430
Heidrick & Struggles International, Inc.                   30,350            554
K-Tron International, Inc.(2)                               4,150            331
Layne Christensen Co.(2)                                   50,850          1,040
M & F Worldwide Corp.(2)                                   16,925            339
Marten Transport Ltd.(2)                                   43,500            903

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS--CONTINUED
On Assignment, Inc.(2)                                     82,675   $        323
Tutor Perini Corp.(2)                                      41,950            728
                                                                    ------------
                                                                          11,454
                                                                    ------------
INFORMATION TECHNOLOGY--19.1%
ADC Telecommunications, Inc.(2)                            56,000            446
American Software, Inc. Class A                            50,325            290
Arris Group, Inc.(2)                                       49,625            603
Blue Coat Systems, Inc.(2)                                 55,300            915
Cogo Group, Inc.(2)                                        73,300            437
CSG Systems International, Inc.(2)                         49,825            660
Digital River, Inc.(2)                                     27,220            989
Electronics for Imaging, Inc.(2)                           55,800            595
Emulex Corp.(2)                                            65,550            641
Fairchild Semiconductor International, Inc.(2)             56,400            394
j2 Global Communications, Inc.(2)                          40,415            912
MIPS Technologies, Inc.(2)                                 80,300            241
Netgear, Inc.(2)                                           39,800            573
Parametric Technology Corp.(2)                             42,400            496
Pegasystems, Inc.                                          37,150            980
Pericom Semiconductor Corp.(2)                             32,775            276
Sapient Corp.(2)                                           65,050            409
SonicWALL, Inc.(2)                                         85,800            470
SPSS, Inc.(2)                                              39,800          1,328
TeleTech Holdings, Inc.(2)                                 27,900            423
                                                                    ------------
                                                                          12,078
                                                                    ------------
MATERIALS--4.1%
AK Steel Holding Corp.                                     61,550          1,181
LSB Industries, Inc.(2)                                    30,750            497
OM Group, Inc.(2)                                          31,730            921
                                                                    ------------
                                                                           2,599
                                                                    ------------
TELECOMMUNICATION SERVICES--1.3%
PAETEC Holding Corp.(2)                                   151,250            408
tw telecom, Inc.(2)                                        40,600            417
                                                                    ------------
                                                                             825
                                                                    ------------
UTILITIES--3.4%
Nicor, Inc.                                                17,475            605
Southwest Water Co.                                       178,350            984
Unisource Energy Corp.                                     22,450            596
                                                                    ------------
                                                                           2,185
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $70,997)                                                 62,095
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $70,997)                                                 62,095
                                                                    ------------

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                       See Notes to Financial Statements

                 VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--3.2%
MONEY MARKET MUTUAL FUNDS--3.2%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares
   (seven-day effective yield 0.459%)                   2,050,690   $      2,051
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,051)                                                   2,051
                                                                    ------------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $73,048)                                                 64,146(1)
Other assets and liabilities, net--(1.3)%                                   (820)
                                                                    ------------
NET ASSETS--100.0%                                                  $     63,326
                                                                    ============

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                             Total Market   Level 1 -
                               Value at       Quoted
                            June 30, 2009     Prices
                            -------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks               $62,095       $62,095
   Short-Term Investments        2,051         2,051
                               -------       -------
   Total Investments           $64,146       $64,146
                               =======       =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                       See Notes to Financial Statements

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--99.5%
CONSUMER DISCRETIONARY--14.4%
Barnes & Noble, Inc.                                       28,500   $        588
Big 5 Sporting Goods Corp.                                 36,700            406
Carter's, Inc.(2)                                          33,400            822
Cato Corp. (The) Class A                                   81,100          1,414
Children's Place Retail Stores, Inc. (The)(2)              13,000            344
Core-Mark Holding Co., Inc.(2)                             15,300            399
Domino's Pizza, Inc.(2)                                    51,100            383
Genesco, Inc.(2)                                           36,400            683
Harte-Hanks, Inc.                                          53,300            493
Kirkland's, Inc.(2)                                        76,700            921
Maidenform Brands, Inc.(2)                                 96,122          1,103
Monro Muffler Brake, Inc.                                  10,000            257
National CineMedia, Inc.                                   31,700            436
Oxford Industries, Inc.                                    34,100            397
Papa John's International, Inc.(2)                         37,100            920
Regis Corp.                                                66,600          1,159
Rent-A-Center, Inc.(2)                                     70,000          1,248
Stage Stores, Inc.                                         91,500          1,016
Timberland Co. (The) Class A(2)                            82,800          1,099
UniFirst Corp.                                             44,150          1,641
WMS Industries, Inc.(2)                                    13,100            413
                                                                    ------------
                                                                          16,142
                                                                    ------------
CONSUMER STAPLES--2.6%
B&G Foods, Inc. Class A                                    54,000            454
Central Garden and Pet Co. Class A(2)                      87,900            866
Coca-Cola Bottling Co. Consolidated                        11,750            648
Nash-Finch Co.                                              5,000            135
TreeHouse Foods, Inc.(2)                                   30,000            863
                                                                    ------------
                                                                           2,966
                                                                    ------------
ENERGY--3.9%
CVR Energy, Inc.(2)                                        95,400            699
Key Energy Services, Inc.(2)                              138,600            798
Matrix Service Co.(2)                                      44,200            507
Oil States International, Inc.(2)                          28,000            678
Parker Drilling Co.(2)                                     77,600            337
SEACOR Holdings, Inc.(2)                                   10,900            820
Vaalco Energy, Inc.(2)                                    127,300            539
                                                                    ------------
                                                                           4,378
                                                                    ------------
FINANCIALS--28.6%
Amerisafe, Inc.(2)                                         79,600          1,239
Aspen Insurance Holdings Ltd.                              70,450          1,574
BancFirst Corp.                                            16,886            584
Cash America International, Inc.                           14,000            327
City Holding Co.                                           32,900            999
Columbia Banking System, Inc.                              51,700            529
Community Trust Bancorp, Inc.                              52,051          1,392

                                                        SHARES          VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
Encore Capital Group, Inc.(2)                              34,200   $        453
First Mercury Financial Corp.                              80,500          1,108
First Potomac Realty Trust                                 39,600            386
FirstMerit Corp.                                           38,280            650
FNB Corp.                                                  43,100            267
Harleysville Group, Inc.                                   42,200          1,191
Highwoods Properties, Inc.                                 42,600            953
Home Properties, Inc.                                      27,600            941
Horace Mann Educators Corp.                                65,600            654
Interactive Brokers Group, Inc. Class A(2)                 40,600            631
IPC Holdings Ltd.                                          12,000            328
Kilroy Realty Corp.                                        20,300            417
Knight Capital Group, Inc. Class A(2)                      46,000            784
Lakeland Financial Corp.                                   21,000            399
MB Financial, Inc.                                         21,300            217
Meadowbrook Insurance Group, Inc.                               1             --(14)
Nationwide Health Properties, Inc.                         27,900            718
Navigators Group, Inc. (The)(2)                            23,450          1,042
NBT Bancorp, Inc.                                          10,000            217
Nelnet, Inc. Class A(2)                                    45,700            621
PHH Corp.(2)                                               58,100          1,056
Platinum Underwriters Holdings Ltd.                        43,900          1,255
ProAssurance Corp.(2)                                      15,500            716
Prosperity Bancshares, Inc.                                24,100            719
Provident Financial Services, Inc.                         26,000            237
Provident New York Bancorp                                 19,200            156
PS Business Parks, Inc.                                    35,850          1,737
Ramco-Gershenson Properties Trust                          42,350            424
Renasant Corp.                                             42,300            635
SeaBright Insurance Holdings, Inc.(2)                      46,150            468
Selective Insurance Group, Inc.                            59,300            757
Simmons First National Corp. Class A                       20,798            556
Southside Bancshares, Inc.                                 19,110            437
Sunstone Hotel Investors, Inc.                             50,139            268
SWS Group, Inc.                                            58,000            810
Trico Bancshares                                           32,500            504
UMB Financial Corp.                                        19,350            736
United Fire & Casualty Co.                                 20,600            353
World Acceptance Corp.(2)                                  30,800            613
WSFS Financial Corp.                                       38,700          1,057
                                                                    ------------
                                                                          32,115
                                                                    ------------
HEALTH CARE--6.1%
Alliance Healthcare Services, Inc.(2)                     160,278          1,175

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE--CONTINUED
AMERIGROUP Corp.(2)                                        28,000   $        752
AmSurg Corp.(2)                                            42,550            912
Emergency Medical Services Corp. Class A(2)                37,000          1,362
HealthSpring, Inc.(2)                                      16,000            174
Magellan Health Services, Inc.(2)                          19,700            647
MedCath Corp.(2)                                           46,950            552
RehabCare Group, Inc.(2)                                   53,500          1,280
                                                                    ------------
                                                                           6,854
                                                                    ------------
INDUSTRIALS--14.6%
American Reprographics Co.(2)                              60,300            502
Apogee Enterprises, Inc.                                   91,900          1,130
Beacon Roofing Supply, Inc.(2)                             29,000            419
Comfort Systems USA, Inc.                                 102,600          1,052
Consolidated Graphics, Inc.(2)                             28,700            500
Crane Co.                                                  68,500          1,528
Deluxe Corp.                                               28,900            370
Dycom Industries, Inc.(2)                                 129,100          1,429
EMCOR Group, Inc.(2)                                       77,500          1,559
G&K Services, Inc. Class A                                 14,800            313
Gibraltar Industries, Inc.                                 45,100            310
H&E Equipment Services, Inc.(2)                           113,040          1,057
Kforce, Inc.(2)                                            95,778            792
Lydall, Inc.(2)                                            30,000            102
Marten Transport Ltd.(2)                                   17,700            368
Navigant Consulting, Inc.(2)                               32,000            413
Pike Electric Corp.(2)                                     56,500            681
Saia, Inc.(2)                                              86,100          1,551
Tredegar Corp.                                             91,050          1,213
TrueBlue, Inc.(2)                                         102,200            859
Watson Wyatt Worldwide, Inc. Class A                        6,000            225
                                                                    ------------
                                                                          16,373
                                                                    ------------
INFORMATION TECHNOLOGY--15.1%
3Com Corp.(2)                                             235,000          1,107
Acxiom Corp.                                              165,700          1,463
Benchmark Electronics, Inc.(2)                             91,100          1,312
CACI International, Inc. Class A(2)                         4,000            171
CIBER, Inc.(2)                                             39,000            121
CSG Systems International, Inc.(2)                         70,300            931
Fairchild Semiconductor International, Inc.(2)             63,700            445
i2 Technologies Inc(2)                                     38,400            482
Integrated Device Technology, Inc.(2)                      97,400            588
JDA Software Group, Inc.(2)                                69,200          1,035
Methode Electronics, Inc.                                 120,550            846
Perot Systems Corp. Class A(2)                             21,000            301
QLogic Corp.(2)                                            91,600          1,161
SAIC, Inc.(2)                                              55,700          1,033
Skyworks Solutions, Inc.(2)                                83,000            812

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--CONTINUED
Sybase, Inc.(2)                                            26,000   $        815
Symmetricom, Inc.(2)                                      104,100            601
TeleTech Holdings, Inc.(2)                                 50,000            757
TIBCO Software, Inc.(2)                                    45,000            323
ValueClick, Inc.(2)                                        73,600            774
Vishay Intertechnology, Inc.(2)                           158,700          1,078
Wright Express Corp.(2)                                    28,900            736
                                                                    ------------
                                                                          16,892
                                                                    ------------
MATERIALS--7.0%
Buckeye Technologies, Inc.(2)                             158,800            713
Innophos Holdings, Inc.                                    22,000            372
Innospec, Inc.                                             66,100            710
Minerals Technologies, Inc.                                37,100          1,336
Rock-Tenn Co. Class A                                      45,150          1,723
Schulman (A.), Inc.                                        85,800          1,296
Silgan Holdings, Inc.                                      12,700            623
Spartech Corp.                                            112,800          1,037
                                                                    ------------
                                                                           7,810
                                                                    ------------
TELECOMMUNICATION SERVICES--1.8%
Consolidated Communications Holdings, Inc.                 31,700            371
Syniverse Holdings, Inc.(2)                               100,000          1,603
                                                                    ------------
                                                                           1,974
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
UTILITIES--5.4%
California Water Service Group                              2,000   $         74
El Paso Electric Co.(2)                                    91,400          1,276
New Jersey Resources Corp.                                  9,000            333
Northwestern Corp.                                         56,600          1,288
Southwest Gas Corp.                                        79,950          1,776
Unisource Energy Corp.                                     50,900          1,351
                                                                    ------------
                                                                           6,098
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $115,856)                                               111,602
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $115,856)                                               111,602
                                                                    ------------
SHORT-TERM INVESTMENTS--0.6%
MONEY MARKET MUTUAL FUNDS--0.6%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares
   (seven-day effective yield 0.459%)                     672,925            673
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $673)                                                       673
                                                                    ------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $116,529)                                               112,275(1)
Other assets and liabilities, net--(0.1)%                                   (150)
                                                                    ------------
NET ASSETS--100.0%                                                  $    112,125
                                                                    ============

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                        Total Market   Level 1 -
                                                          Value at       Quoted
                                                       June 30, 2009     Prices
                                                       -------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                                          $111,602      $111,602
   Short-Term Investments                                      673           673
                                                          --------      --------
   Total Investments                                      $112,275      $112,275
                                                          ========      ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                         PAR
                                                        VALUE           VALUE
                                                     ------------   ------------
CONVERTIBLE BONDS--0.1%
UTILITIES--0.1%
Companhia de Saneamento de Minas Gerais 144A
   8.300%, 6/1/13 (3)(4)(7)(8)                       $          1   $         49
                                                                    ------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $42)                                                         49
                                                                    ------------

                                                        SHARES
                                                     ------------
PREFERRED STOCK--5.6%
CONSUMER STAPLES--2.1%
Companhia de Bebidas das Americas ADR Pfd.
   2.730%                                                  53,617          3,476
                                                                    ------------
UTILITIES--3.5%
AES Tiete SA Pfd.
   11.730%                                                319,889          3,343
Cia de Transmissao de Energia Eletrica
   Paulista Pfd.
   3.380%                                                  17,100            416
Eletropaulo Metropolitana de Sao Paulo SA
   Series B Pfd.
   5.600%                                                 115,713          2,031
                                                                    ------------
                                                                           5,790
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $7,682)                                                   9,266
                                                                    ------------
COMMON STOCKS--89.8%
CONSUMER DISCRETIONARY--4.1%
BEC World PCL                                             695,200            426
Grupo Televisa SA                                         867,700          2,949
Hero Honda Motors, Ltd.                                    52,476          1,531
NET Servicos de Comunicacao SA(2)                         194,021          1,891
Peace Mark Holdings Ltd.(2)(6)(8)                         464,100              0
                                                                    ------------
                                                                           6,797
                                                                    ------------
CONSUMER STAPLES--28.4%
Amorepacific Corp.                                          5,102          2,735
British American Tobacco Bhd                               45,800            583
British American Tobacco plc                              181,170(15)      4,987
British American Tobacco plc                               41,295(16)      1,141
Coca-Cola Femsa S.A.B. de C.V.                            267,367          1,074
Colgate Palmolive India Ltd.                              135,900          1,716
Dabur India Ltd.                                          312,500            820
Dairy Farm International Holdings Ltd.                    287,300          1,856
Guinness Anchor Bhd                                       379,500            659

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER STAPLES--CONTINUED
Hengan International Group Co., Ltd.                      701,992   $      3,288
Hindustan Unilever Ltd.                                   620,417          3,464
ITC Ltd.                                                  817,589          3,255
Kimberly-Clark de Mexico S.A.B. de C.V. Class A           366,026          1,397
KT&G Corp.                                                 73,829          4,173
Nestle India Ltd.                                          87,191          3,643
Shoprite Holdings Ltd.                                    224,400          1,600
Souza Cruz SA                                             220,026          6,303
Unilever Indonesia Tbk PT                               1,743,377          1,580
Wal-Mart de Mexico S.A. de C.V.                           327,800            972
Want Want China Holdings Ltd.                           2,965,000          1,676
                                                                    ------------
                                                                          46,922
                                                                    ------------
ENERGY--9.0%
China Shenhua Energy Co., Ltd. Class H                    481,300          1,773
CNOOC Ltd.                                              1,952,035          2,420
Petroleo Brasileiro SA ADR                                  6,412            263
Petroleo Brasileiro SA Sponsored ADR                       65,700          2,192
PTT Exploration & Production PCL                          779,900          3,113
Sasol Ltd.                                                146,869          5,142
                                                                    ------------
                                                                          14,903
                                                                    ------------
FINANCIALS--16.4%
Banco Compartamos S.A.B. de C.V.                          428,419          1,379
Banco Santander Chile ADR                                  34,600          1,616
BM&F BOVESPA SA                                           574,667          3,431
Credicorp Ltd. ADR                                         32,400          1,886
Cyrela Brazil Realty SA                                   288,800          2,167
Grupo Financiero Banorte S.A.B. de C.V.                    28,588             69
Haci Omer Sabanci Holding A.S.                                  3             --(14)
HDFC Bank Ltd.                                            165,112          5,146
Housing Development Finance Corp.                         123,495          6,045(11)
Itausa Investimentos SA                                   381,543          1,680
Jammu & Kashmir Bank Ltd.                                  76,050            793
Samsung Fire & Marine Insurance Co., Ltd.                  19,149          2,826
                                                                    ------------
                                                                          27,038
                                                                    ------------
HEALTH CARE--3.4%
Cipla Ltd.                                                434,934          2,300
Sun Pharmaceutical Industries Ltd.                         50,699          1,154
Yuhan Corp.                                                14,562          2,138
                                                                    ------------
                                                                           5,592
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS--6.5%
Beijing Enterprises Holdings Ltd.                         727,000   $      3,630
Bharat Heavy Electricals Ltd.                              39,656          1,825
Jain Irrigation Systems Ltd.                              117,842          1,551
S1 Corp.                                                   36,855          1,568
Singapore Technologies Engineering Ltd.                   773,900          1,309
Taiwan Secom Co., Ltd.                                    538,100            832
                                                                    ------------
                                                                          10,715
                                                                    ------------
INFORMATION TECHNOLOGY--6.0%
Companhia Brasileira de Meios de Pagamento(2)             246,300          2,118
NetEase.Com, Inc. ADR(2)                                  108,300          3,810
Redecard SA                                               258,634          3,960
                                                                    ------------
                                                                           9,888
                                                                    ------------
MATERIALS--1.6%
AMVIG Holdings Ltd.                                     1,573,700          1,015
Asian Paints Ltd.                                             800             20
Semen Gresik (Persero) Tbk PT(2)                        3,223,654          1,548
                                                                    ------------
                                                                           2,583
                                                                    ------------
TELECOMMUNICATION SERVICES--8.5%
America Movil S.A.B. de C.V. Series L                     863,521          1,675
Bharti Airtel Ltd.(2)                                     245,285          4,107
MTN Group Ltd.                                            241,663          3,708
Philippine Long Distance Telephone Co.
Sponsored ADR                                              57,831          2,875
Telekomunikasi Indonesia Tbk PT                         2,333,471          1,715
                                                                    ------------
                                                                          14,080
                                                                    ------------
UTILITIES--5.9%
Cia de Transmissao de Energia Eletrica Paulista(2)            170             --(14)
Companhia Energetica de Minas Gerais                      238,231          3,197
CPFL Energia SA                                           130,900          2,121
Tanjong plc                                               512,400          1,939
Xinao Gas Holdings Ltd.                                 1,396,462          2,386
                                                                    ------------
                                                                           9,643
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $134,947)                                               148,161
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $142,671)                                               157,476
                                                                    ------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--5.6%
MONEY MARKET MUTUAL FUNDS--5.6%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares
   (seven-day effective yield 0.459%)                   9,317,337   $      9,317
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,317)                                                   9,317
                                                                    ------------
TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $151,988)                                               166,793(1)
Other assets and liabilities, net--(1.1)%                                 (1,833)
                                                                    ------------
NET ASSETS--100.0%                                                  $    164,960
                                                                    ============

COUNTRY WEIGHTINGS as of 6/30/09* +

Brazil           23%
India            22
South Korea       8
China             7
United States     7
Mexico            6
South Africa      6
Other            21
                ---
Total           100%
                ---

*    FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

ABBREVIATIONS:
ADR   American Depositary Receipt

FOREIGN CURRENCIES:
BRL   Brazilian Real
GBP   British Pound
USD   United States Dollar

At June 30, 2009, the Fund had entered into forward currency contracts as follows:

                                                    Unrealized
 Contracts   In Exchange   Settlement              Appreciation
  to Sell        for          Date       Value    (Depreciation)
----------   -----------   ----------   -------   --------------
BRL 25,777   USD 12,594     12/07/09    $12,762       $(168)
GBP    282   USD    460     12/07/09        464          (4)
                                                      -----
                                                      $(172)
                                                      =====

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                             Level 2 -      Level 3 -
                                 Total Market   Level 1 -   Significant    Significant
                                   Value at      Quoted     Observable    Unobservable
                                June 30, 2009    Prices       Inputs          Inputs
                                -------------   ---------   -----------   ------------
ASSETS TABLE
INVESTMENT IN SECURITIES:
Debt Securities:
   Corporate Debt                 $     49       $     --      $  --          $49
Equity Securities:
   Preferred Stock                   9,266          9,266         --           --
   Common Stocks                   148,161        148,161         --           --
   Short-Term Investments            9,317          9,317         --           --
                                  --------       --------      -----          ---
   Total Assets                   $166,793       $166,744      $  --          $49
                                  ========       ========      =====          ===
LIABILITIES TABLE
DERIVATIVES:
   Forward Currency Contracts     $   (172)      $     --      $(172)         $--
                                  --------       --------      -----          ---
   Total Liabilities              $   (172)      $     --      $(172)         $--
                                  ========       ========      =====          ===

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                        Corporate
                                                                           Debt
                                                                        ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 .....................................      $38
Accrued discounts/premiums ..........................................       --
Realized gain (loss) ................................................       --
Change in unrealized appreciation (depreciation)(1) .................       11
Net purchases (sales) ...............................................       --
Transfers in and/or out of Level 3(2) ...............................       --
                                                                           ---
BALANCE AS OF JUNE 30, 2009 .........................................      $49
                                                                           ===

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                         SHARES        VALUE
                                                     ------------   ------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--12.7%
AutoNation, Inc.(2)                                        51,400   $        892
AutoZone, Inc.(2)                                          24,600          3,717
Big Lots, Inc.(2)                                          47,400            997
Cablevision Systems Corp.
   Class A                                                 59,500          1,155
Dollar Tree, Inc.(2)                                       18,000            758
Family Dollar Stores, Inc.                                 70,400          1,992
ITT Educational Services,
   Inc.(2)                                                 22,250          2,240
Macy's, Inc.                                               82,700            973
McDonald's Corp.                                           43,500          2,501
Ross Stores, Inc.                                          29,300          1,131
TJX Cos., Inc. (The)                                       39,400          1,239
Tractor Supply Co.(2)                                      27,300          1,128
Yum! Brands, Inc.                                          45,600          1,520
                                                                    ------------
                                                                          20,243
                                                                    ------------
CONSUMER STAPLES--8.1%
Archer-Daniels-Midland Co.                                 77,600          2,077
Bunge Ltd.                                                 31,100          1,874
Clorox Co. (The)                                           40,100          2,239
Dean Foods Co.(2)                                          43,700            838
Kroger Co. (The)                                          134,500          2,966
SUPERVALU, Inc.                                           113,100          1,465
Wal-Mart Stores, Inc.                                      30,500          1,477
                                                                    ------------
                                                                          12,936
                                                                    ------------
ENERGY--15.2%
Chevron Corp.                                              82,000          5,432
ConocoPhillips                                             52,710          2,217
Exxon Mobil Corp.                                          98,200          6,865
Murphy Oil Corp.                                           16,700            907
National Oilwell Varco, Inc.(2)                            26,400            862
Noble Corp.                                                27,500            832
Occidental Petroleum Corp.                                 30,900          2,034
Tesoro Corp.                                              220,900          2,812
Valero Energy Corp.                                       135,500          2,289
                                                                    ------------
                                                                          24,250
                                                                    ------------
FINANCIALS--19.9%
ACE Ltd.                                                   51,000          2,256
Arch Capital Group Ltd.(2)                                 68,000          3,983
Bank of America Corp.                                     236,100          3,117

                                                         SHARES        VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
Capitol Federal Financial                                  35,900   $      1,376
First Horizon National Corp.(2)                            75,168            902
Goldman Sachs Group, Inc. (The)                            16,100          2,374
JPMorgan Chase & Co.                                      145,200          4,953
Lincoln National Corp.                                     85,600          1,473
MetLife, Inc.                                              43,900          1,317
Morgan Stanley                                             60,800          1,733
Odyssey Re Holdings Corp.                                  21,700            868
Travelers Cos., Inc. (The)                                 39,100          1,605
U.S. Bancorp                                               99,500          1,783
Wells Fargo & Co.                                         169,700          4,117
                                                                    ------------
                                                                          31,857
                                                                    ------------
HEALTH CARE--14.8%
Amgen, Inc.(2)                                             72,400          3,833
AstraZeneca plc Sponsored ADR                              59,300          2,617
CIGNA Corp.                                                52,500          1,265
Forest Laboratories, Inc.(2)                               52,400          1,316
Humana, Inc.(2)                                            54,300          1,752
Johnson & Johnson                                          65,200          3,703
Life Technologies Corp.(2)                                 37,000          1,544
McKesson Corp.                                             74,900          3,295
Merck & Co., Inc.                                          59,500          1,664
Omnicare, Inc.                                             56,700          1,460
Pfizer, Inc.                                               74,800          1,122
                                                                    ------------
                                                                          23,571
                                                                    ------------
INDUSTRIALS--5.4%
Dun & Bradstreet Corp.                                     11,500            934
General Electric Co.                                      281,600          3,300
Granite Construction, Inc.                                 21,500            716
Lockheed Martin Corp.                                      16,400          1,323
Raytheon Co.                                               19,700            875
URS Corp.(2)                                               30,300          1,500
                                                                    ------------
                                                                           8,648
                                                                    ------------
INFORMATION TECHNOLOGY--9.3%
Arrow Electronics, Inc.(2)                                 40,600            862
Avnet, Inc.(2)                                             56,400          1,186
F5 Networks, Inc.(2)                                       36,100          1,249
Hewlett-Packard Co.                                       108,300          4,186
Ingram Micro, Inc. Class A(2)                             254,700          4,457

                                                         SHARES        VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--CONTINUED
Lender Processing Services, Inc.                           58,400   $      1,622
Western Union Co. (The)                                    79,800          1,309
                                                                    ------------
                                                                          14,871
                                                                    ------------
MATERIALS--2.0%
Ashland, Inc.                                              87,400          2,452
Compass Minerals International, Inc.                       12,100            663
                                                                    ------------
                                                                           3,115
                                                                    ------------
TELECOMMUNICATION SERVICES--7.8%
AT&T, Inc.                                                193,387          4,804
Embarq Corp.                                               99,000          4,164
Verizon Communications, Inc.                              116,000          3,564
                                                                    ------------
                                                                          12,532
                                                                    ------------
UTILITIES--2.9%
FPL Group, Inc.                                            29,500          1,678
Integrys Energy Group, Inc.                                72,700          2,180
ONEOK, Inc.                                                25,600            755
                                                                    ------------
                                                                           4,613
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $179,273)                                               156,636
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $179,273)                                               156,636
                                                                    ------------
SHORT-TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.459%)                                        3,267,748          3,268
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,268)                                                   3,268
                                                                    ------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $182,541)                                               159,904(1)
Other assets and liabilities, net--(0.1)%                                   (107)
                                                                    ------------
NET ASSETS--100.0%                                                  $    159,797
                                                                    ============

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                             Total Market   Level 1 -
                               Value at      Quoted
                            June 30, 2009    Prices
                            -------------   ---------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks               $156,636     $156,636
   Short-Term Investments         3,268        3,268
                               --------     --------
   Total Investments           $159,904     $159,904
                               ========     ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                         PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT SECURITIES--0.2%
U.S. Treasury Note
   2.750%, 2/28/13                                   $         80   $         82
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $83)                                                         82
                                                                    ------------
CORPORATE BONDS--91.1%
CONSUMER DISCRETIONARY--30.9%
Affinion Group, Inc.
   10.125%, 10/15/13                                          400            372
   11.500%, 10/15/15                                          610            525
AMC Entertainment, Inc.
   8.000%, 3/1/14                                             585            502
American Real Estate Partners LP
   8.125%, 6/1/12                                             635            584
   7.125%, 2/15/13                                            205            185
Cinemark USA, Inc. 144A
   8.625%, 6/15/19(4)                                         315            313
CSC Holdings, Inc. 144A
   8.625%, 2/15/19(4)                                         950            929
Dollar General Corp. PIK Interest
   Capitalization
   11.875%, 7/15/17                                           355            385
Dollarama Group LP
   8.875%, 8/15/12                                            345            335
Echostar DBS Corp.
   6.625%, 10/1/14                                            265            245
   7.125%, 2/1/16                                             265            248
Education Management LLC/
   Education Management
   Finance Corp.
   10.250%, 6/1/16                                            250            246
Expedia, Inc. 144A
   8.500%, 7/1/16(4)                                          355            343
Goodyear Tire & Rubber Co.
   (The)
   6.318%, 12/1/09(3)                                          15             15
   10.500%, 5/15/16                                           555            563
Jarden Corp.
   8.000%, 5/1/16                                             560            536
Jostens IH Corp.
   7.625%, 10/1/12                                            455            456
Levi Strauss & Co.
   8.875%, 4/1/16                                             345            336
Park Place Entertainment Corp.
   7.875%, 3/15/10                                            420            386
Sally Holdings LLC/Sally Capital,
   Inc.
   10.500%, 11/15/16                                          335            333
Scientific Games International,
   Inc. 144A
   9.250%, 6/15/19(4)                                         630            633
Service Corp. International
   7.625%, 10/1/18                                            450            420
Speedway Motorsports, Inc.
   6.750%, 6/1/13                                             515            494
   144A 8.750%, 6/1/16(4)                                     150            153
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.875%, 10/15/14                                           560            527
Stewart Enterprises, Inc.
   6.250%, 2/15/13                                            375            351

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY--CONTINUED
Susser Holdings LLC/Susser
   Finance Corp.
   10.625%, 12/15/13                                 $        385   $        388
United Artists Theatre Circuit,
   Inc.
   Series BD-1,
   9.300%, 7/1/15(6)(8)                                       136            119
   Series BE-9,
   9.300%, 7/1/15(6)(8)                                         5              4
   Series 95-A,
   9.300%, 7/1/15(6)(8)                                       154            134
Ventas Realty LP/Ventas Capital
   Corp. Series 1
   6.500%, 6/1/16                                              70             63
Viacom, Inc.
   6.125%, 10/5/17                                            190            185
Videotron Ltee
   9.125%, 4/15/18                                            680            694
WMG Acquisition Corp. 144A
   9.500%, 6/15/16(4)                                         625            625
                                                                    ------------
                                                                          12,627
                                                                    ------------
CONSUMER STAPLES--9.3%
Alliance One International, Inc.
   11.000%, 5/15/12                                           220            231
   12.750%, 11/15/12                                          275            291
   144A 10.000%, 7/15/16(4)                                   635            605
Constellation Brands, Inc.
   7.250%, 9/1/16                                             555            516
Dole Food Co., Inc.
   8.750%, 7/15/13                                             15             14
   144A 13.875%, 3/15/14(4)                                   425            470
Ingles Markets, Inc. 144A
   8.875%, 5/15/17(4)                                         550            543
Pantry, Inc. (The)
   7.750%, 2/15/14                                            420            374
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                             80             79
   7.750%, 4/15/15                                            260            251
SUPERVALU, Inc.
   8.000%, 5/1/16                                             425            414
                                                                    ------------
                                                                           3,788
                                                                    ------------
ENERGY--6.9%
Chesapeake Energy Corp.
   9.500%, 2/15/15                                            130            132
   6.625%, 1/15/16                                            550            485
El Paso Corp.
   6.875%, 6/15/14                                            300            281
   8.250%, 2/15/16                                            230            225
Encore Acquisition Co.
   6.000%, 7/15/15                                            480            398
Pioneer Natural Resources Co.
   6.650%, 3/15/17                                            115            101
   6.875%, 5/1/18                                             390            342
Plains Exploration &
   Production Co.
   7.000%, 3/15/17                                            335            295
   7.625%, 6/1/18                                             270            244
Targa Resources Partners LP/
   Targa Resources Partners
   Finance Corp. 144A
   11.250%, 7/15/17(4)                                        315            299
                                                                    ------------
                                                                           2,802
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
FINANCIALS--7.7%
Felcor Lodging LP
   9.000%, 6/1/11                                    $        280   $        248
Ford Motor Credit Co. LLC
   7.875%, 6/15/10                                          1,000            950
Fresenius US Finance II, Inc.
   144A
   9.000%, 7/15/15 (4)                                        720            754
GMAC LLC 144A
   6.750%, 12/1/14 (4)                                        555            441
Host Hotels & Resorts LP
   Series O
   6.375%, 3/15/15                                            550            479
Inmarsat Finance plc
   7.625%, 6/30/12                                            220            216
Royal Bank of Scotland Group plc
   Series 1,
   9.118%, 3/31/10                                             85             69
                                                                    ------------
                                                                           3,157
                                                                    ------------
HEALTH CARE--4.5%
Bio-Rad Laboratories, Inc.
   144A 8.000%, 9/15/16(4)                                    155            154
Community Health Systems,
   Inc.
   8.875%, 7/15/15                                            510            502
HCA, Inc.
   9.250%, 11/15/16                                           900            889
   144A 8.500%, 4/15/19(4)                                    310            305
                                                                    ------------
                                                                           1,850
                                                                    ------------
INDUSTRIALS--7.5%
ARAMARK Corp.
   8.500%, 2/1/15                                             295            288
Corrections Corporation of America
   7.750%, 6/1/17                                             275            272
DI Finance/DynCorp International,
   Inc. Series B
   9.500%, 2/15/13                                          1,000            965
L-3 Communications Corp.
   5.875%, 1/15/15                                            660            589
LVB Acquisition, Inc.
   11.625%, 10/15/17                                          980            965
                                                                    ------------
                                                                           3,079
                                                                    ------------
INFORMATION TECHNOLOGY--5.1%
Dycom Industries, Inc.
   8.125%, 10/15/15                                           447            378
Inmarsat Finance plc
   10.375%, 11/15/12(3)                                       315            327
Lender Processing Services, Inc.
   8.125%, 7/1/16                                             490            483
SunGard Data Systems, Inc.
   9.125%, 8/15/13                                            525            499
   10.250%, 8/15/15                                           445            413
                                                                    ------------
                                                                           2,100
                                                                    ------------
MATERIALS--1.9%
   Freeport-McMoRan Copper &
   Gold, Inc.
   8.375%, 4/1/17                                             755            761
                                                                    ------------

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--15.2%
Cincinnati Bell, Inc.
   8.375%, 1/15/14                                   $        395   $        367
Citizens Communications Co.
   7.125%, 3/15/19                                            510            437
Hughes Network Systems LLC/
   Hughes Network Systems
   Finance Corp.
   9.500%, 4/15/14                                            820            804
Intelsat Corp. 144A
   9.250%, 8/15/14 (4)                                        980            953
Paetec Holding Corp.
   144A 8.875%, 6/30/17(4)                                    320            302
Qwest Corp.
   8.875%, 3/15/12                                            270            273
   144A 8.375%, 5/1/16(4)                                      75             72
   6.500%, 6/1/17                                             370            326
Sprint Capital Corp.
   7.625%, 1/30/11                                            495            492
   8.750%, 3/15/32                                            435            352
Stratos Global Corp.
   9.875%, 2/15/13                                            283            285
Virgin Media Finance plc
   8.750%, 4/15/14                                            990            970
Windstream Corp.
   7.000%, 3/15/19                                            675            591
                                                                    ------------
                                                                           6,224
                                                                    ------------
UTILITIES--2.1%
NRG Energy, Inc.
   7.375%, 1/15/17                                            930            879

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $36,763)                                           $     37,267
                                                                    ------------
LOAN AGREEMENTS(3)--4.4%
CONSUMER DISCRETIONARY--2.9%
Cengage Learning Acquisitions,
   Inc. Tranche,
   2.820%, 7/5/14                                    $        399            337
Education Management LLC/
   Education Management
   Finance Corp. Tranche,
   3.000%, 6/1/13                                             635            587
KAR Holdings. Inc. Tranche,
   3.020%, 4/20/13                                            300            267
                                                                    ------------
                                                                           1,191
                                                                    ------------
FINANCIALS--0.9%
Nuveen Investments, Inc.
   Tranche B,
   3.546%, 11/13/14                                           449            358
                                                                    ------------
INDUSTRIALS--0.6%
RSC Equipment Rental, Inc.
   4.095%, 11/30/13                                           320            246
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,521)                                                   1,795
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $38,367)                                                 39,144
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--2.4%
MONEY MARKET MUTUAL FUNDS--2.4%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares
   (seven-day effective yield 0.459%)                     971,443   $        971
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $971)                                                       971
                                                                    ------------
TOTAL INVESTMENTS--98.1%
(IDENTIFIED COST $39,338)                                                 40,115(1)
Other Assets and Liabilities--1.9%                                           775
                                                                    ------------
NET ASSETS--100.0%                                                  $     40,890
                                                                    ============

COUNTRY WEIGHTINGS as of 6/30/09* +

United States     94%
United Kingdom     4
Canada             2
                 ---
Total            100%
                 ---

*    FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                             Level 2 -      Level 3 -
                                 Total Market   Level 1 -   Significant   Significant
                                   Value at       Quoted     Observable   Unobservable
                                June 30, 2009     Prices       Inputs        Inputs
                                -------------   ---------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities      $    82         $ --       $    82         $ --
   Corporate Debt                   37,267           --        37,010          257
   Loan Agreements                   1,795           --         1,795           --
Equity Securities:
   Short-Term Investments              971          971            --           --
                                   -------         -----      -------         ----
   Total Investments               $40,115         $971       $38,887         $257
                                   =======         ====       =======         ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         Corporate
                                                            Debt
                                                         ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ......................      $222
Accrued discounts/premiums ...........................         1
Realized gain (loss) .................................        --
Change in unrealized appreciation (depreciation)(1) ..        51
Net purchases (sales) ................................       (17)
Transfers in and/or out of Level 3(2) ................        --
                                                            ----
BALANCE AS OF JUNE 30, 2009 ..........................      $257
                                                            ====

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT SECURITIES--26.4%
U.S. Treasury Bond
   11.250%, 2/15/15                                  $        250   $        360
   7.500%, 11/15/16                                         2,310          2,947
   9.000%, 11/15/18                                         1,080          1,548
   8.125%, 8/15/19                                            500            686
U.S. Treasury Note
   4.625%, 2/29/12                                            228            247
   4.500%, 3/31/12                                            580            628
   3.375%, 11/30/12                                           779            820
   4.250%, 8/15/13                                            100            108
   3.125%, 8/31/13                                            700            725
   3.125%, 9/30/13                                          2,065          2,136
   2.000%, 11/30/13                                           552            544
   4.000%, 2/15/15                                          1,300          1,381
   4.000%, 8/15/18                                            225            233
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $12,352)                                                 12,363
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--44.8%
Federal Deposit Insurance Corp.
   (FDIC) Guaranteed
   Morgan Stanley
   3.250%, 12/1/11                                          1,100          1,141
   Wells Fargo & Co.
   3.000%, 12/9/11                                            500            517
   Bank of America Corp. Series L
   2.100%, 4/30/12                                          1,120          1,122
   General Electric Capital Corp.
   2.200%, 6/8/12                                           1,000          1,005
   JPMorgan Chase & Co.
   2.200%, 6/15/12                                          1,000          1,005
   Goldman Sachs Group, Inc.
   3.250%, 6/15/12                                          1,000          1,035
FFCB
   Series 1, 3.500%, 10/3/11                                  600            627
   3.875%, 10/7/13                                          1,000          1,052
   2.625%, 4/17/14                                          1,000            992
FHLB 5.500%, 7/15/36                                          480            490
FHLMC
   2.125%, 3/23/12                                          1,000          1,009
   4.500%, 7/15/13                                            775            834
   4.125%, 9/27/13                                            900            954
   2.500%, 1/7/14                                           1,200          1,188
FNMA
   1.750%, 3/23/11                                          1,500          1,514
   6.000%, 5/15/11                                          1,000          1,087
   3.375%, 5/19/11                                            700            729
   3.625%, 8/15/11                                            700            733
Israel Government AID Bond
   5.500%, 9/18/23                                          1,500          1,604
Rowan Cos., Inc.
   6.150%, 7/1/10                                             550            561

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
Small Business Administration
   09-P10A, 1
   4.727%, 2/10/19                                   $        590   $        599
   Participation Certificates
   09-20B, 1,
   4.760%, 2/1/29                                             516            533
   Participation Certificates
   09-20F, 1,
   4.950%, 6/1/29                                             675            675
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $20,490)                                                 21,006
                                                                    ------------
MUNICIPAL BONDS--0.6%
LOUISIANA--0.6%
Public Facilities Authority,
   System Restoration Projects
   Taxable Series 08-ELL, A1
   4.500%, 2/1/14                                             270            276
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $270)                                                       276
                                                                    ------------
MORTGAGE-BACKED SECURITIES--26.7%
AGENCY--26.6%
FHLMC 5.699%, 4/1/37(3)                                       307            322
FHLMC (Interest Only) 202
   0.000%, 4/1/29                                              73             11
FNMA
   11.000%, 12/1/15                                            20             22
   5.500%, 6/1/28                                             955            992
   6.500%, 5/1/36                                             382            409
   5.000%, 2/1/38                                             696            710
   6.000%, 5/1/38                                             398            417
FNMA Grantor Trust
   01-T2, A
   5.780%, 11/25/10                                           576            576
   02-T3, B
   5.763%, 12/25/11                                         2,000          2,133
FNMA REMIC
   04-15, AB
   4.000%, 9/25/17                                            310            319
   02-73, OE
   5.000%, 11/25/17                                         1,200          1,270
   (Interest Only) 97-20
   1.840%, 3/25/27(3)(6)                                      493             11
GNMA
   9.000%, 5/15/16                                              1              1
   8.000%, 3/15/23                                              8              9
   7.000%, 8/15/23                                             63             69
   4.125%, 10/20/25(3)                                          6              6
   8.000%, 11/15/26                                            61             68
   5.500%, 1/15/33                                            435            452

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
AGENCY--CONTINUED
GNMA Structured Securities
   04-45, A 4.020%, 12/16/21                         $        638   $        650
   05-9, A 4.026%, 5/16/22                                    145            147
   02-53, B 5.552%, 5/16/26                                    57             59
   06-9, A 4.201%, 8/16/26                                    385            393
   04-78, C 4.658%, 4/16/29                                   250            259
   07-75, A 4.747%, 4/16/29                                   453            467
   03-88, CA 4.746%, 1/16/30                                  375            391
   06-63, A 4.255%, 2/16/32                                   371            381
   03-48, C 4.891%, 7/16/34                                 1,000          1,019
   08-78, C 4.420%, 1/16/37                                   620            633
   05-79, B 4.646%, 8/16/39                                   285            295
                                                                    ------------
                                                                          12,491
                                                                    ------------
NON-AGENCY--0.1%
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A 144A
   6.100%, 6/15/28 (4)(7)                                     423             41
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,409)                                                 12,532
                                                                    ------------
ASSET-BACKED SECURITIES--0.6%
AEP Texas Central Transition
   Funding LLC 06-A, A5
   5.306%, 7/1/20                                             250            251
World Omni Auto Receivables
   Trust 06-B, A3 06-B, A3
   5.150%, 11/15/10                                            12             12
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $262)                                                       263
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $45,783)                                                 46,440
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT-TERM INVESTMENTS--0.1%
MONEY MARKET MUTUAL FUNDS--0.1%
AIM Short-Term Investment
   Treasury Portfolio (seven-day
   effective yield 0.157%)                                  3,477              3
BlackRock Liquidity Funds
   Treasury Trust Fund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.179%)                                           62,692             63
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $66)                                                         66
                                                                    ------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $45,849)                                                 46,506(1)
Other Assets and Liabilities--0.8%                                           383
                                                                    ------------
NET ASSETS--100.0%                                                  $     46,889
                                                                    ============

ABBREVIATIONS:

FDIC    Federal Deposit Insurance Corporation
FFCB    Federal Farm Credit Bank
FHLB    Federal Home Loan Bank
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
GNMA    Ginnie Mae or Government National Mortgage Association
REMIC   Real Estate Mortgage Investment Conduit

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                        Level 2 -      Level 3 -
                                            Total Market   Level 1 -   Significant    Significant
                                              Value at       Quoted     Observable   Unobservable
                                           June 30, 2009     Prices      Inputs         Inputs
                                           -------------   ---------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government and Agency Securities      $33,369         $--        $32,694         $675
   Municipal Securities                           276          --            276           --
   Mortgage-Backed Securities                  12,532          --         12,491           41
   Asset-Backed Securities                        263          --            263           --
Equity Securities:
   Short-Term Investments                          66          66             --           --
                                              -------         ---        -------         ----
   Total Investments                          $46,506         $66        $45,724         $716
                                              =======         ===        =======         ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                      U.S.
                                                   Government
                                                   and Agency   Mortgage-Backed
                                           Total   Securities      Securities
                                           -----   ----------   ---------------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ........    $ 28      $ --           $28
Accrued discounts/premiums .............      --        --            --
Realized gain (loss)(1) ................      --        --            --
Change in unrealized appreciation
   (depreciation)(1) ...................      13        --            13
Net purchases (sales) ..................      --        --            --
Transfers in and/or out of Level 3(2) ..     675       675            --
                                            ----      ----           ---
BALANCE AS OF JUNE 30, 2009 ............    $716      $675           $41
                                            ====      ====           ===

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS(13)--93.6%
ALABAMA--10.2%
Jefferson County Limited
   Obligation
   Series A 5.250%, 1/1/17                           $      6,000   $      3,810
   Series A 5.500%, 1/1/21                                  2,415          1,427
Marshall County Health Care
   Authority Series A
   6.250%, 1/1/22                                             770            778
State Drinking Water Finance
   Authority Series A (AMBAC
   Insured)
   5.000%, 8/15/14                                          2,875          2,991
                                                                    ------------
                                                                           9,006
                                                                    ------------
ARIZONA--3.5%
Salt Verde Financial Corp.
   5.250%, 12/1/20                                          2,400          2,140
State School Facility Board
   Certificates of Participation
   5.250%, 9/1/23                                           1,000            996
                                                                    ------------
                                                                           3,136
                                                                    ------------
CALIFORNIA--10.3%
City of Lodi Wastewater System
   Certificates of Participation
   Series A (NATL-RE Insured)
   5.500%, 10/1/18                                          1,535          1,664
Health Facility Authority, Catholic
   Health System Series K
   5.125%, 7/1/22                                           1,705          1,670
Los Angeles Water & Power
   Authority Series B
   5.250%, 7/1/24                                           3,000          3,170
San Diego Public Facilities
   Financing Authority Series B
   5.500%, 5/15/23                                          2,500          2,636
                                                                    ------------
                                                                           9,140
                                                                    ------------
COLORADO--5.3%
Gunnison Watershed School
   District No. 1-J Series 2009
   5.250%, 12/1/22                                            500            547
Public Authority For Colorado
   Energy Natural Gas Purchase
   6.125%, 11/15/23                                         1,400          1,344
University of Colorado Series A
   5.625%, 6/1/22                                           2,500          2,820
                                                                    ------------
                                                                           4,711
                                                                    ------------
CONNECTICUT--1.1%
State Health & Educational
   Facility Authority Yale
   University Series U
   0.120%, 7/1/33                                           1,000          1,000
                                                                    ------------
FLORIDA--1.2%
Miami Dade County Educational
   Facilities Authority, University
   of Miami Series A
   5.250%, 4/1/18                                           1,000          1,034
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
GEORGIA--0.7%
Main Street Natural Gas, Inc.
   Series A
   5.000%, 9/15/11                                   $        600   $        586
                                                                    ------------
IDAHO--2.1%
University of Idaho Series B
   (FSA Insured)
   4.250%, 4/1/41                                           2,000          1,896
                                                                    ------------
ILLINOIS--10.2%
Development Finance Authority
   DePaul University Series C
   5.625%, 10/1/20                                          1,000          1,048
Du Page County Community
   Unit School District No. 200
   Wheaton Series D
   (FSA Insured)
   5.250%, 10/1/23                                          2,000          2,088
Educational Facilities Authority
   University of Chicago Series A
   5.250%, 7/1/22                                           3,000          3,146
Illinois Finance Authority
   OSF HealthCare Series A
   4.750%, 11/15/13                                         1,170          1,214
   4.500%, 10/1/17                                          1,000            955
   4.750%, 10/1/18                                            650            626
                                                                    ------------
                                                                           9,077
                                                                    ------------
INDIANA--2.9%
Indiana University
   (AMBAC Insured)
   5.250%, 11/15/17                                         1,055          1,154
   Series A
   5.250%, 6/1/23                                           1,320          1,415
                                                                    ------------
                                                                           2,569
                                                                    ------------
KENTUCKY--1.2%
State Turnpike Authority
   Economic Development
   Revitalization Projects
   Series A
   5.000%, 7/1/24                                           1,000          1,051
                                                                    ------------
MARYLAND--3.5%
City of Baltimore, Convention
   Center Series A (XLCA Insured)
   5.250%, 9/1/23                                           2,500          2,003
State Health and Higher
   Educational Facilities Authority,
   Anne Arundel Health System
   Series A
   6.750%, 7/1/29                                           1,000          1,117
                                                                    ------------
                                                                           3,120
                                                                    ------------
MASSACHUSETTS--1.0%
Commonwealth of Massachusetts
   Series C (FSA Insured)
   5.250%, 8/1/23                                             800            867
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
MICHIGAN--2.5%
City of Detroit Sewer Disposal
   Senior Lien Series B
   (FSA Insured)
   7.500%, 7/1/33                                    $      1,000   $      1,163
State of Michigan Highway
   Improvements (FSA Insured)
   5.250%, 9/15/19                                          1,000          1,048
                                                                    ------------
                                                                           2,211
                                                                    ------------
NEBRASKA--1.2%
University of Nebraska Lincoln
   Series A
   5.000%, 7/1/22                                           1,000          1,087
                                                                    ------------
NEW HAMPSHIRE--0.4%
State Health & Education
   Facilities Authority Concord
   Hospital (FSA Insured)
   5.500%, 10/1/21                                            365            372
                                                                    ------------
NEW JERSEY--4.7%
State Economic Development
   Authority Series O
   5.250%, 3/1/21                                           4,000          4,144
                                                                    ------------
NEW YORK--12.4%
Metropolitan Transportation
   Authority
   5.500%, 11/15/18                                         1,000          1,073
New York City Industrial
   Development Agency
   Queens Baseball Stadium
   Project (AMBAC Insured)
   5.000%, 1/1/20                                             900            831
   Queens Baseball Stadium
   Project (Assured Guarantee
   Insured)
   6.125%, 1/1/29                                             500            539
New York City Municipal
   Water Finance Authority
   Series A
   5.500%, 6/15/21                                            500            558
   Series A
   5.500%, 6/15/22                                            500            554
   Series A
   5.625%, 6/15/24                                          1,050          1,166
   Series A
   5.750%, 6/15/40                                          1,000          1,065
New York State Thruway
   Authority Series A
   (AMBAC Insured)
   5.000%, 3/15/22                                          4,975          5,194
                                                                    ------------
                                                                          10,980
                                                                    ------------
OHIO--6.5%
County of Cuyahoga, Metrohealth
   System Project Series A
   (NATL-RE Insured)
   5.500%, 2/15/12                                          1,000          1,065
County of Franklin, American
   Chemical Society Project
   Development
   5.500%, 10/1/12                                          4,600          4,682
                                                                    ------------
                                                                           5,747
                                                                    ------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
PUERTO RICO--4.6%
Puerto Rico Sales Tax Financing
   Corp. First Sub-series A
   6.125%, 8/1/29                                    $      4,000   $      4,103
                                                                    ------------
TENNESSEE--0.6%
Metropolitan Government
   Nashville & Davidson
   County Health & Educational
   Facilities Board
   5.250%, 10/1/19                                            500            570
                                                                    ------------
TEXAS--3.5%
North Texas Tollway Authority
   Series H
   5.000%, 1/1/42                                           1,000          1,007
Texas Municipal Gas
   Acquisition & Supply Corp.
   II 0.850%, 9/15/27(3)                                    3,000          2,089
                                                                    ------------
                                                                           3,096
                                                                    ------------
OREGON--0.5%
Clackamas County School
   District No. 46 Oregon Trail
   0.000%, 6/15/32                                          1,620            430
                                                                    ------------
WISCONSIN--3.5%
State of Wisconsin Series A
   6.000%, 5/1/33                                           3,000          3,142
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $87,025)                                                 83,075
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--93.6%
(IDENTIFIED COST $87,025)                                                 83,075
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--5.4%
MONEY MARKET MUTUAL FUNDS--5.4%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 0.169%)                                          386,971   $        387
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund - Select
   Shares (seven-day effective
   yield 0.306%)                                        4,389,687          4,390
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,777)                                                   4,777
                                                                    ------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $91,802)                                                 87,852(1)
Other assets and liabilities, net--1.0%                                      905
                                                                    ------------
NET ASSETS--100.0%                                                  $     88,757
                                                                    ============

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance Corporation
FSA            Financial Security Assurance, Inc.
NATL/NATL-RE   National Public Finance Guarantee Corp., formerly Municipal Bond
               Insurance Association
XLCA           XL Capital Assurance

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                         Level 2 -
                             Total Market   Level 1 -   Significant
                               Value at       Quoted    Observable
                            June 30, 2009     Prices       Inputs
                            -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities        $83,075        $   --      $83,075
Equity Securities:
   Short-Term Investments        4,777         4,777           --
                               -------        ------      -------
   Total Investments           $87,852        $4,777      $83,075
                               =======        ======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT SECURITIES--12.7%
U.S. Treasury Bond
   7.500%, 11/15/16                                  $      3,633   $      4,634
   9.000%, 11/15/18                                         1,525          2,186
U.S. Treasury Note
   1.750%, 1/31/14                                          2,300          2,235
   4.000%, 2/15/15                                          3,895          4,138
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,306)                                                 13,193
                                                                    ------------
MUNICIPAL BONDS--2.1%
LOUISIANA--2.1%
Public Facilities Authority,
   System Restoration Projects
   Taxable Series 08-ELL, A1
   4.500%, 2/1/14                                           2,100          2,143
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,100)                                                   2,143
                                                                    ------------
MORTGAGE-BACKED SECURITIES--20.9%
AGENCY--4.6%
FNMA
   6.000%, 5/1/16                                             284            302
   10.500%, 12/1/16                                             1              1
   5.000%, 5/1/18                                             367            383
   9.000%, 7/1/25                                              37             41
   9.000%, 10/1/25                                              2              2
   3.728%, 1/1/35(3)                                        1,066          1,081
FNMA REMIC
   97-70, PE
   0.000%, 4/25/22                                            237            230
   (Interest Only) 97-20
   1.840%, 3/25/27(3)(6)                                    1,444             33
GNMA
   7.000%, 6/15/23                                             34             37
   7.000%, 7/15/23                                              4              4
   7.000%, 9/15/23                                             35             38
   7.000%, 9/15/23                                              7              8
   7.000%, 1/15/24                                             29             32
   7.000%, 5/15/24                                             16             17
   7.000%, 9/15/24                                             31             34
   7.000%, 7/15/25                                             25             27
   7.000%, 7/15/25                                             12             13
   7.000%, 7/15/25                                             17             19
GNMA Structured Securities
   04-67, A
   3.648%, 9/16/17                                            529            530
   04-108, C
   5.039%, 12/16/32(3)                                      1,905          1,953
                                                                    ------------
                                                                           4,785
                                                                    ------------
NON-AGENCY--16.3%
Adjustable Rate Mortgage Trust
   05-11, 2A42
   5.309%, 2/25/36 (3)                                      4,455          1,884
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW14, AAB
   5.171%, 12/11/38                                           955            865
   07-PW15, A2
   5.205%, 2/11/44                                          1,450          1,336
Countrywide Alternative Loan
   Trust 04-22CB, 1A1
   6.000%, 10/25/34                                         1,669          1,360

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
DLJ Mortgage Acceptance
   Corp. 96-I, (Principal Only) 144A
   0.000%, 9/18/11 (4)(7)                            $         10   $         10
First Horizon Alternative
   Mortgage Security 05-FA8,
   1A18
   5.500%, 11/25/35                                         1,325            938
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.864%, 6/19/35 (3)                                        890            723
GSR Mortgage Loan Trust
   04 -10F, 1A1
   4.500%, 8/25/19                                            736            729
Lehman Brothers-UBS
   Commercial Mortgage Trust
   01-C2, A1
   6.270%, 6/15/20                                            103            104
   05-C2, A2
   4.821%, 4/15/30                                          1,970          1,936
   05-C5, A3
   4.964%, 9/15/30                                            797            698
Morgan Stanley Capital I
   06-T23, A2
   5.915%, 8/12/41 (3)                                      1,770          1,723
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36 (3)(6)                                   1,800            865
Residential Funding Mortgage
   Securities II, Inc.
   01-HS2, A5
   7.420%, 4/25/31 (3)(6)                                     367            356
Structured Asset Securities Corp.
   03-34A, 6A
   5.044%, 11/25/33(3)                                      1,501          1,304
   05-2XS, 2A2
   5.150%, 2/25/35(3)(6)                                      880            390
   05-4XS, 3A2
   4.270%, 3/25/35(3)(6)                                      123            121
Structured Asset Securities Corp.
   (Interest Only) 98-RF3, A
   144A 6.100%, 6/15/28 (4)(7)                              1,065            104
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates 05-6, 2A7
   5.500%, 8/25/35                                          1,944          1,477
                                                                    ------------
                                                                          16,923
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,677)                                                 21,708
                                                                    ------------
ASSET-BACKED SECURITIES--6.3%
Capital Auto Receivables Asset
   Trust 07-3, A4
   5.210%, 3/17/14                                          1,870          1,917
Capital One Multi-Asset Execution
   Trust 03-B5, B5
   4.790%, 8/15/13                                          2,480          2,512
Citibank Credit Card Issuance
   Trust 07-B2, B2
   5.000%, 4/2/12                                           1,770          1,793
E*Trade RV & Marine Trust
   04-1, A3
   3.620%, 10/8/18                                             54             52

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
USAA Auto Owner Trust
   07-2, A3
   4.900%, 2/15/12                                   $        320   $        326
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,495)                                                   6,600
                                                                    ------------
CORPORATE BONDS--57.1%
CONSUMER DISCRETIONARY--3.4%
DaimlerChrysler North America
   LLC
   5.875%, 3/15/11                                            525            534
Disney Walt Co. (The)
   5.625%, 9/15/16                                            935          1,005
Time Warner Cos., Inc.
   7.250%, 10/15/17                                         1,955          2,013
                                                                    ------------
                                                                           3,552
                                                                    ------------
CONSUMER STAPLES--2.8%
Heinz (H.J.) Co.
   5.350%, 7/15/13                                          1,220          1,276
Kellogg Co. Series B
   6.600%, 4/1/11                                           1,500          1,607
                                                                    ------------
                                                                           2,883
                                                                    ------------
ENERGY--5.4%
Conoco Funding Co.
   6.350%, 10/15/11                                         2,305          2,516
DCP Midstream LLC
   7.875%, 8/16/10                                          1,380          1,444
Devon Financing Corp.
   6.875%, 9/30/11                                          1,550          1,683
                                                                    ------------
                                                                           5,643
                                                                    ------------
FINANCIALS--25.1%
American General Finance Corp.
   5.400%, 12/1/15                                          1,320            711
AvalonBay Communities, Inc.
   5.750%, 9/15/16                                            425            396
Bank of America Corp.
   6.250%, 4/15/12                                          1,065          1,094
Bank One Corp.
   7.875%, 8/1/10                                           1,400          1,468
Boeing Capital Corp.
   6.500%, 2/15/12                                          1,270          1,394
Capital One Financial Corp.
   6.150%, 9/1/16                                             980            867
Caterpillar Financial Service
   Corp.
   5.125%, 10/12/11                                         1,000          1,050
Countrywide Home Loans,
   Inc.
   4.125%, 9/15/09                                          1,985          1,991
General Electric Capital Corp.
   4.875%, 3/4/15                                             230            224
HSBC Finance Corp.
   6.375%, 10/15/11                                         1,850          1,892
   4.750%, 7/15/13                                            465            454
IBM International Group
   Capital LLC
   5.050%, 10/22/12                                         2,800          2,997
International Lease Finance
   Corp.
   5.625%, 9/20/13                                          1,480          1,118
John Deere Capital Corp.
   5.100%, 1/15/13                                            750            780

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                       See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
JPMorgan Chase & Co.
   5.125%, 9/15/14                                   $        920   $        916
Lehman Brothers Holdings,
   Inc.
   4.250%, 1/27/10(6)                                       1,465            223
   6.200%, 9/26/14(6)                                         370             56
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                                          1,250          1,252
Morgan Stanley
   4.000%, 1/15/10                                          1,000          1,010
National City Bank
   4.625%, 5/1/13                                           1,345          1,284
Simon Property Group LP
   4.600%, 6/15/10                                          1,500          1,504
   5.750%, 5/1/12                                             445            452
Union Planters Corp.
   7.750%, 3/1/11                                           1,400          1,359
Wachovia Corp.
   5.300%, 10/15/11                                         1,000          1,042
Wells Fargo & Co.
   5.300%, 8/26/11                                            600            634
                                                                    ------------
                                                                          26,168
                                                                    ------------
HEALTH CARE--5.8%
Abbott Laboratories
   5.875%, 5/15/16                                          2,300          2,508
Schering-Plough Corp.
   5.550%, 12/1/13                                          1,135          1,219
Wellpoint, Inc.
   5.875%, 6/15/17                                          2,400          2,349
                                                                    ------------
                                                                           6,076
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
INDUSTRIALS--3.0%
Burlington Northern Santa Fe Corp.
   6.750%, 7/15/11                                   $        690   $        741
CSX Corp. 6.750%, 3/15/11                                   1,780          1,869
Honeywell International, Inc.
   5.625%, 8/1/12                                             500            547
                                                                    ------------
                                                                           3,157
                                                                    ------------
INFORMATION TECHNOLOGY--1.1%
Cisco Systems, Inc.
   5.250%, 2/22/11                                          1,050          1,107
                                                                    ------------
MATERIALS--1.4%
CRH America, Inc.
   5.625%, 9/30/11                                          1,520          1,492
                                                                    ------------
TELECOMMUNICATION SERVICES--4.1%
AT&T, Inc.
   5.625%, 6/15/16                                            710            730
Rogers Communications, Inc.
   7.250%, 12/15/12                                         2,000          2,149
Verizon Global Funding Corp.
   7.250%, 12/1/10                                          1,250          1,331
                                                                    ------------
                                                                           4,210
                                                                    ------------
UTILITIES--5.0%
Consolidated Edison Company
   of New York, Inc. 06-C
   5.500%, 9/15/16                                          2,165          2,267
Pacific Gas & Electric Co.
   4.200%, 3/1/11                                           1,200          1,238
Southern Co. Series A
   5.300%, 1/15/12                                          1,575          1,654
                                                                    ------------
                                                                           5,159
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $60,273)                                                 59,447
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $109,851)                                               103,091
                                                                    ------------

                                                         SHARES         VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--0.0%
MONEY MARKET MUTUAL FUNDS--0.0%
AIM Short Term Investment -
   Liquid Assets Portfolio (The) -
   Institutional Shares (seven-day
   effective yield 0.524%)                                 14,376   $         14
BlackRock Liquidity Funds
   TempFund Portfolio -
   Institutional Shares
   (seven-day effective
   yield 0.459%)                                           23,894             24
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $38)                                                         38
                                                                    ------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $109,889)                                               103,129(1)
Other Assets and Liabilities--0.9%                                           956
                                                                    ------------
NET ASSETS--100.0%                                                  $    104,085
                                                                    ============

ABBREVIATIONS:

FNMA    Fannie Mae or Federal National Mortgage Association
GNMA    Ginnie Mae or Government National Mortgage Association
REMIC   Real Estate Mortgage Investment Conduit

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                              Level 2 -     Level 3 -
                                 Total Market   Level 1 -   Significant   Significant
                                   Value at       Quoted     Observable   Unobservable
                                June 30, 2009     Prices       Inputs        Inputs
                                -------------   ---------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities      $ 13,193        $--        $ 13,193        $ --
   Municipal Securities               2,143         --           2,143          --
   Mortgage-Backed Securities        21,708         --          21,604         104
   Asset-Backed Securities            6,600         --           6,600          --
   Corporate Debt                    59,447         --          59,447          --
Equity Securities:
   Short-Term Investments                38         38              --          --
                                   --------        ---        --------        ----
   Total Investments               $103,129        $38        $102,987        $104
                                   ========        ===        ========        ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         Mortgage-Backed
                                                           Securities
                                                         ---------------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2008 ......................       $ 80
Accrued discounts/premiums ...........................         --(3)
Realized gain (loss)(1) ..............................         --(3)
Change in unrealized appreciation (depreciation)(1) ..         35
Net purchases (sales) ................................         (1)
Transfers in and/or out of Level 3(2) ................        (10)
                                                             ----
BALANCE AS OF JUNE 30, 2009 ..........................       $104
                                                             ====

(1) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(3)  Amount is less than $500.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
MUNICIPAL BONDS(13)--98.4%
ALABAMA--3.5%
City of Birmingham Series A
   5.500%, 8/1/25                                    $      1,000   $      1,023
Jefferson County Limited
   Obligation Series A
   5.250%, 1/1/17                                           3,000          1,905
                                                                    ------------
                                                                           2,928
                                                                    ------------
ARIZONA--1.0%
Health Facilities Authority
   Phoenix Children's Hospital
   Series B
   1.150%, 2/1/42(3)                                        1,000            852
                                                                    ------------
ARKANSAS--0.0%
Lonoke County Residential
   Housing Facilities Board
   Series A-2 (FNMA
   Collateralized)
   7.900%, 4/1/11                                               7              7
Stuttgart Public Facilities
   Board Series A-2 (FNMA
   Collateralized)
   7.900%, 9/1/11                                               2              2
                                                                    ------------
                                                                               9
                                                                    ------------
CALIFORNIA--7.6%
California Educational Facilities
   Authority, University of
   Southern California Series A
   5.250%, 10/1/38                                          2,000          2,042
Los Angeles Water & Power
   Authority Series B
   5.250%, 7/1/24                                           1,250          1,321
San Diego Public Facilities
   Financing Authority Series B
   5.000%, 5/15/24                                            680            681
   5.250%, 5/15/25                                          1,500          1,532
South Gate Utility Authority
   (NATL-RE Insured)
   0.000%, 10/1/19                                          1,385            868
                                                                    ------------
                                                                           6,444
                                                                    ------------
COLORADO--4.5%
Denver City & County School
   District No. 1 Series A
   5.500%, 12/1/26                                          1,335          1,450
Public Authority For Energy
   6.250%, 11/15/28                                           650            614
State Health Facilities Authority,
   Catholic Health Initiatives
   Series D
   6.250%, 10/1/33                                            550            609
State Public Highway Authority
   E-470 Series B (NATL-RE
   Insured)
   0.000%, 9/1/29                                             665            124
University of Colorado
   Enterprise System Series A
   5.375%, 6/1/38                                           1,000          1,035
                                                                    ------------
                                                                           3,832
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
CONNECTICUT--1.2%
Mashantucket Western Pequot
   Tribe Series B 144A
   5.600%, 9/1/09(4)                                 $      1,000   $        993
                                                                    ------------
FLORIDA--1.3%
Brevard County Health
   Facilities Authority, Health
   First, Inc. Project
   7.000%, 4/1/39                                           1,050          1,063
                                                                    ------------
GEORGIA--4.5%
Athens-Clarke County Unified
   Government Water and
   Sewer Authority
   5.625%, 1/1/28                                           1,500          1,636
Chatham County Hospital
   Authority, Memorial Medical
   Health Center Series A
   6.125%, 1/1/24                                           1,280          1,104
Private Colleges & Universities
   Authority
   5.000%, 9/1/28                                           1,000          1,050
                                                                    ------------
                                                                           3,790
                                                                    ------------
ILLINOIS--10.1%
Chicago Board of Education
   Certificates of Participation
   Series B-2 (NATL-RE Insured)
   6.000%, 1/1/20                                             580            660
City of Chicago Series C
   0.000%, 1/1/30                                             935            299
Illinois Finance Authority
   6.000%, 3/1/38                                             700            705
Kendall County Forest Preserve
   District (NATL-RE Insured)
   5.250%, 1/1/23                                           4,000          4,247
State Finance Authority
   Kewanee Hospital Project
   (XLCA Insured)
   5.000%, 7/1/23                                             500            506
State Finance Authority Rush
   University Medical Center
   7.250%, 11/1/38                                          1,000          1,088
State Finance Authority
   University of Chicago
   Series A
   5.000%, 7/1/26                                           1,000          1,025
                                                                    ------------
                                                                           8,530
                                                                    ------------
INDIANA--0.4%
Health Educational Facilities
   Financing Authority, Sisters
   of St. Francis Healthcare
   Series E (FSA Insured)
   5.250%, 5/15/41                                            350            325
                                                                    ------------
KENTUCKY--1.2%
State Turnpike Authority
   Economic Development
   Revitalization Projects
   Series A
   5.000%, 7/1/24                                           1,000          1,051
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
MARYLAND--3.3%
City of Baltimore, Convention
   Center Series A (XLCA
   Insured)
   5.250%, 9/1/22                                    $      2,000   $      1,631
State Health and Higher
   Educational Facilities
   Authority, Anne Arundel
   Health System Series A
   6.750%, 7/1/29                                           1,000          1,117
                                                                    ------------
                                                                           2,748
                                                                    ------------
MASSACHUSETTS--4.9%
Commonwealth of
   Massachusetts Series B
   5.000%, 7/1/36                                           2,000          2,005
State Health & Educational
   Facilities Authority, Harvard
   University Series A
   5.500%, 11/15/36                                         2,000          2,146
                                                                    ------------
                                                                           4,151
                                                                    ------------
MICHIGAN--6.2%
City of Detroit Sewer Disposal
   Senior Lien Series B (FSA
   Insured) 7.500%, 7/1/33                                  2,000          2,326
Michigan Strategic Fund
   Series A (Assured
   Guaranteed Insured)
   5.250%, 10/15/23                                         2,250          2,398
State Hospital Finance
   Authority McLaren Health
   Care
   5.625%, 5/15/28                                            500            473
                                                                    ------------
                                                                           5,197
                                                                    ------------
MISSOURI--2.9%
St. Louis Metropolitan District
   Sewer & Wastewater System
   Series A
   5.750%, 5/1/38                                           2,000          2,122
State Health & Educational
   Facilities Authority
   Washington University
   Series A 5.375%, 3/15/39                                   300            313
                                                                    ------------
                                                                           2,435
                                                                    ------------
NEBRASKA--2.4%
University of Nebraska
   Series A
   5.250%, 7/1/34                                           2,000          2,062
                                                                    ------------
NEW HAMPSHIRE--0.9%
State Health & Education
   Facilities Authority, Exeter
   Project
   6.000%, 10/1/24                                            750            759
                                                                    ------------
NEW JERSEY--3.0%
State Transportation Trust
   Fund Authority Series A
   5.500%, 12/15/21                                         1,000          1,068

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NEW JERSEY--CONTINUED
State Turnpike Authority
   Series E
   5.250%, 1/1/40                                    $      1,500   $      1,500
                                                                    ------------
                                                                           2,568
                                                                    ------------
NEW YORK--14.0%
City of New York Series E-1
   6.250%, 10/15/28                                         1,000          1,104
Metropolitan Transportation
   Authority Series C
   6.250%, 11/15/23                                         3,000          3,301
New York City Industrial
   Development Agency,
   Queens Baseball Stadium
   Project
   (AMBAC Insured)
   5.000%, 1/1/31                                             450            385
   (Assured Guaranteed
   Insured)
   6.375%, 1/1/39                                           1,000          1,066
New York City Municipal
   Water Finance Authority
   Series A
   5.750%, 6/15/40                                          5,590          5,951
                                                                    ------------
                                                                          11,807
                                                                    ------------
OHIO--1.2%
State Higher Educational
   Facility Commission
   University Hospital Health
   System Series 09-A
   6.750%, 1/15/39                                          1,000          1,049
                                                                    ------------
OREGON--0.6%
Clackamas County School
   District No. 46 Oregon Trail
   0.000%, 6/15/33                                          2,000            495
                                                                    ------------
PENNSYLVANIA--1.1%
Chester County Health &
   Education Facilities Authority,
   Chester County Hospital
   Series A
   6.750%, 7/1/31                                           1,000            884
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
PUERTO RICO--6.4%
Commonwealth of Puerto
   Rico Series A
   5.250%, 7/1/22                                    $      1,500   $      1,403
PUERTO RICO--CONTINUED
Puerto Rico Sales Tax
   Financing Corp. First
   Sub-series A
   6.000%, 8/1/42                                           2,000          1,949
   6.500%, 8/1/44                                           2,000          2,070
                                                                    ------------
                                                                           5,422
                                                                    ------------
TENNESSEE--2.0%
Metropolitan Government
   Nashville & Davidson
   County Health & Educational
   Facilities Board Meharry
   Medical College Project
   (AMBAC Insured)
   6.000%, 12/1/16                                          1,500          1,725
                                                                    ------------
TEXAS--9.7%
Dallas Independent School
   District (PSF Guaranteed)
   5.250%, 2/15/30                                          1,850          1,936
Forney Independent School
   District
   Series A (PSF Guaranteed)
   5.750%, 8/15/33                                            750            804
   Series A (PSF Guaranteed)
   6.000%, 8/15/37                                          2,000          2,165
Harris County Health
   Facilities Development
   Corp., Memorial Hermann
   Healthcare System
   Series B
   7.250%, 12/1/35                                          2,450          2,613
North Texas Tollway
   Authority Series I (Assured
   Guarantee Insured)
   0.000%, 1/1/42                                           1,000            690
                                                                    ------------
                                                                           8,208
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
WISCONSIN--4.5%
State Health & Educational
   Facilities Authority, Howard
   Young (Radian Insured)
   5.000%, 8/15/18                                          2,150   $      1,930
State of Wisconsin Series A
   6.000%, 5/1/33                                           1,750          1,833
                                                                    ------------
                                                                           3,763
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $82,207)                                                 83,090
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $82,207)                                                 83,090
                                                                    ------------
SHORT-TERM INVESTMENTS--1.9%
MONEY MARKET MUTUAL FUNDS--1.9%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 0.169%)                                          472,078            472
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund - Select
   Shares (seven-day effective
   yield 0.306%)                                        1,096,380          1,096
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,568)                                                   1,568
                                                                    ------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $83,775)                                                 84,658(1)
Other assets and liabilities, net--(0.3)%                                   (217)
                                                                    ------------
NET ASSETS--100.0%                                                  $     84,441
                                                                    ============

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance Corporation
FNMA           Fannie Mae or Federal National Mortgage Association
FSA            Financial Security Assurance, Inc.
NATL/NATL-RE   National Public Finance Gurantee Corp., formerly Municipal Bond
               Insurance Association
PSF            Permanent School Fund
Radian         Radian Asset Assurance, Inc.
XLCA           XL Capital Assurance

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                         Level 2 -
                             Total Market   Level 1 -   Significant
                               Value at       Quoted    Observable
                            June 30, 2009     Prices       Inputs
                            -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities        $83,090        $   --      $83,090
Equity Securities:
   Short-Term Investments        1,568         1,568           --
                               -------        ------      -------
   Total Investments           $84,658        $1,568      $83,090
                               =======        ======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

      Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                       See Notes to Financial Statements

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
FEDERAL AGENCY SECURITIES--15.0%
FHLB
   0.210%, 8/3/09(10)                                $     20,000   $     19,996
   0.500%, 11/20/09                                        20,000         19,998
   0.750%, 6/25/10                                         20,000         20,000
FHLMC
   0.590%, 7/7/09(10)                                      20,000         19,998
   3.300%, 7/14/09                                         10,000         10,011
                                                                    ------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $90,003)                                                 90,003
                                                                    ------------
FEDERAL AGENCY SECURITIES -
VARIABLE(3)(17)--64.8%
FFCB
   0.710%, 7/1/09                                          20,000         20,099
   0.419%, 7/6/09                                          20,000         20,009
   0.215%, 7/20/09                                         14,000         14,000
   0.555%, 7/22/09                                         25,000         25,024
   0.411%, 7/27/09                                         20,000         20,000
   0.258%, 7/28/09                                         20,000         20,000
   1.100%, 8/20/09                                         20,000         20,000
FHLB
   0.208%, 7/6/09                                          20,000         20,000
   0.920%, 7/23/09                                         20,000         20,004
   0.942%, 7/27/09                                         25,000         25,000
   0.650%, 9/10/09                                         20,000         19,999
FHLMC
   0.630%, 7/1/09                                          25,000         25,000
   0.219%, 7/5/09                                          20,000         20,009
   1.039%, 7/13/09                                         25,000         25,000
   0.213%, 7/16/09                                         25,000         24,997
   0.288%, 7/20/09                                         20,000         20,000
FNMA
   0.680%, 7/1/09                                          20,000         20,016
Overseas Private Investment Corp.
   0.250%, 7/1/09                                          19,837         19,837
   0.250%, 7/1/09                                          10,000         10,000
                                                                    ------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $388,994)                                               388,994
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--10.0%
Federal Deposit Insurance Corp.
   (FDIC) Guaranteed -
   General Electric Capital Corp.,
   0.750%, 7/20/09                                   $     30,000   $     29,987
   Bank of America Corp.,
   0.760%, 7/21/09                                         30,000         29,988
                                                                    ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $59,975)                                                 59,975
                                                                    ------------
REPURCHASE AGREEMENTS--9.0%
Bank of America Corp.
   0.070% dated 6/30/09
   due 7/1/09, repurchase
   price $54,254 collateralized
   by FHLMC 6.068%, 9/1/37
   and FNMA 3.378%, 1/1/36,
   respectively, total market
   value $55,339                                           54,254         54,254
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $54,254)                                                 54,254
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
MONEY MARKET MUTUAL FUNDS--4.5%
AIM Short-Term Investment
   Treasury Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 0.157%)                                       27,004,076   $     27,004
Goldman Sachs Financial
   Square Funds - Treasury
   Instruments Fund
   (seven-day effective
   yield 0.010%)                                            6,664              7
                                                                    ------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $27,011)                                                 27,011
                                                                    ------------
TOTAL INVESTMENTS--103.3%
(IDENTIFIED COST $620,237)                                               620,237(1)
Other assets and liabilities, net--(3.3)%                                (19,666)
                                                                    ------------
NET ASSETS--100.0%                                                  $    600,571
                                                                    ============

ABBREVIATIONS:

FDIC    Federal Deposit Insurance Corporation
FFCB    Federal Farm Credit Bank
FHLB    Federal Home Loan Bank
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                    Level 2 -
                                        Total Market   Level 1 -   Significant
                                          Value at       Quoted     Observable
                                       June 30, 2009     Prices       Inputs
                                       -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Agency Securities      $538,972      $    --      $538,972
   Repurchase Agreements                    54,254           --        54,254
Equity Securities:
   Money Market Mutual Funds                27,011       27,011            --
                                          --------      -------      --------
   Total Investments                      $620,237      $27,011      $593,226
                                          ========      =======      ========

There are no Level 3 (significant unobservable inputs) priced securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
COMMERCIAL PAPER(10)--39.6%
Bank of Nova Scotia
   0.530%, 7/7/09                                    $     20,000   $     19,998
   0.710%, 11/2/09                                         25,000         24,939
Bryant Park Funding LLC
   0.300%, 7/20/09                                         30,000         29,995
   0.470%, 7/21/09                                         18,229         18,224
   0.430%, 7/27/09                                         37,905         37,893
Chariot Funding LLC
   0.250%, 7/9/09                                          35,000         34,998
   0.400%, 7/24/09                                         32,822         32,814
Edison Asset Securitization LLC
   0.330%, 8/5/09                                          25,000         24,992
   0.350%, 8/5/09                                          24,650         24,642
Enterprise Funding LLC
   0.500%, 9/8/09                                          40,000         39,962
Jupiter Securitization Corp.
   0.250%, 7/13/09                                         50,000         49,996
   0.250%, 7/14/09                                         20,000         19,998
Kitty Hawk Funding Corp.
   0.550%, 7/6/09                                          19,214         19,212
   0.340%, 8/25/09                                         10,000          9,995
Market Street Funding Corp.
   0.470%, 7/9/09                                          25,000         24,997
   0.500%, 7/10/09                                         25,000         24,997
   0.340%, 7/16/09                                         25,000         24,996
Old Line Funding Corp.
   0.470%, 8/4/09                                          40,000         39,982
   0.330%, 9/10/09                                         20,000         19,987
Ranger Funding Co., LLC
   0.500%, 9/8/09                                          35,000         34,966
Salisbury Receivables LLC
   0.420%, 7/1/09                                          20,000         20,000
   0.300%, 7/8/09                                          20,000         19,999
   0.300%, 7/15/09                                         25,000         24,997
   0.300%, 8/4/09                                          10,000          9,997
Sheffield Receivables Corp.
   0.450%, 7/14/09                                         20,000         19,997
   0.300%, 7/27/09                                         22,718         22,713
   0.380%, 9/3/09                                          24,000         23,984
Solitaire Funding LLC
   0.440%, 7/22/09                                         20,000         19,995
   0.500%, 8/11/09                                         28,000         27,984
   0.700%, 8/11/09                                         20,000         19,984
   0.780%, 8/11/09                                         25,000         24,978
Thunder Bay Funding Corp.
   0.200%, 7/1/09                                          29,897         29,897
   0.200%, 7/2/09                                          35,000         35,000
Yorktown Capital LLC
   0.290%, 7/22/09                                         35,000         34,994
   0.500%, 8/3/09                                          25,000         24,989
                                                                    ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $917,091)                                               917,091
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
FEDERAL AGENCY SECURITIES--1.4%
FHLB
   2.560%, 8/4/09                                    $      1,500   $      1,503
   0.750%, 6/25/10                                         30,000         30,000
                                                                    ------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $31,503)                                                 31,503
                                                                    ------------
FEDERAL AGENCY SECURITIES -
VARIABLE(3)(17)--21.0%
FFCB
   0.555%, 7/22/09                                        100,000        100,094
FHLB
   0.920%, 7/23/09                                         80,000         80,016
   0.942%, 7/26/09                                         75,000         75,000
   0.650%, 9/10/09                                         80,000         79,998
FHLMC
   0.650%, 7/6/09                                          50,000         50,000
   1.039%, 7/12/09                                        100,000        100,000
                                                                    ------------
TOTAL FEDERAL AGENCY SECURITIES -
VARIABLE
(IDENTIFIED COST $485,108)                                               485,108
                                                                    ------------
MEDIUM TERM NOTES--16.5%
Bear Stearns Cos., Inc. (The)
   0.843%, 8/21/09(3)(17)                                  29,525         29,544
BP Capital Markets plc
   0.768%, 9/11/09(3)(17)                                  75,000         75,000
General Electric Capital Corp.
   1.177%, 7/20/09(3)(17)                                   6,100          6,065
   0.774%, 8/31/09(3)(17)                                     900            900
   4.125%, 9/1/09                                           1,300          1,303
IBM International Group
   Capital LLC 144A
   0.901%, 8/26/09(3)(4)(17)                              100,000        100,000
ING USA Global Funding
   Trust
   1.080%, 9/18/09(3)(17)                                   2,000          2,000
Nordea Bank AB 144A
   1.449%, 7/24/09(3)(4)(17)                              152,000        152,000
Procter & Gamble
   International Funding
   144A
   5.300%, 7/6/09(3)(4)(17)                                   900            900
Royal Bank of Canada 144A
   0.739%, 7/15/09(3)(4)(17)                                1,000          1,000
Wachovia Bank N.A.
   1.806%, 8/14/09(3)(17)                                  14,280         14,314
                                                                    ------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $383,026)                                               383,026
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
CERTIFICATES OF DEPOSIT--11.9%
Barclays Bank plc
   1.466%, 8/4/09(3)                                       75,000   $     75,000
Rabobank Nederland N.V.
   1.016%, 8/4/09                                          75,000         75,000
Royal Bank of Canada
   1.508%, 7/1/09(3)                                       76,500         76,500
Royal Bank of Scotland
   (Guaranteed by Her
   Majesty's Treasury, U.K.)
   0.920%, 7/27/09                                         50,000         50,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $276,500)                                               276,500
                                                                    ------------
MONEY MARKET MUTUAL FUNDS--9.6%
AIM Short-Term
   Investments Liquid
   Assets Portfolio
   (The) Institutional
   Shares (seven-day
   effective yield
   0.524%)                                            115,195,000         115,195
Goldman Sachs
   Financial Square
   Money Market -
   Select Shares
   (seven-day
   effective yield
   0.359%)                                            107,334,276        107,334
                                                                    ------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $222,529)                                               222,529
                                                                    ------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $2,315,757)                                           2,315,757(1)
Other assets and liabilities, net--0.0%                                    1,037
                                                                    ------------
NET ASSETS--100.0%                                                  $  2,316,794
                                                                    ============

COUNTRY WEIGHTINGS as of 6/30/09* +

United States     88%
Sweden             7
United Kingdom     5
                 ---
Total            100%
                 ---

*    FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+    % of total investments as of June 30, 2009

ABBREVIATIONS:

FDIC    Federal Deposit Insurance Corporation
FHLB    Federal Home Loan Bank
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                    Level 2 -
                                        Total Market   Level 1 -   Significant
                                          Value at       Quoted     Observable
                                       June 30, 2009     Prices       Inputs
                                       -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Agency Securities     $  516,611     $     --    $  516,611
   Corporate Debt                         1,576,617           --     1,576,617
Equity Securities:
   Money Market Mutual Funds                222,529      222,529            --
                                         ----------     --------    ----------
   Total Investments                     $2,315,757     $222,529    $2,093,228
                                         ==========     ========    ==========

There are no Level 3 (significant unobservable inputs) priced securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
COMMERCIAL PAPER - MUNICIPAL(10)--5.3%
MARYLAND--1.3%
Baltimore County
   0.500%, 8/10/09                                   $     14,425   $     14,425
                                                                    ------------
MASSACHUSETTS--1.1%
Massachusetts Water Resources Authority
   0.650%, 7/9/09                                           1,500          1,500
   0.550%, 7/9/09                                           8,700          8,700
   0.550%, 7/9/09                                           1,300          1,300
                                                                    ------------
                                                                          11,500
                                                                    ------------
MISSISSIPPI--1.2%
Claiborne County, Pollution
   Control Board
   2.500%, 8/12/09                                         12,900         12,900
                                                                    ------------
TEXAS--0.3%
University of North Texas
   0.700%, 8/13/09                                          3,000          3,000
                                                                    ------------
WISCONSIN--1.4%
City of Milwaukee
   0.750%, 7/9/09                                           5,650          5,650
State Health and Educational
   Facilities Authority
   0.400%, 11/2/09                                         10,000         10,000
                                                                    ------------
                                                                          15,650
                                                                    ------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $57,475)                                                 57,475
                                                                    ------------
VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(3)(17)--82.2%
ALABAMA--1.6%
Chatom Industrial
   Development Board
   Pollution Control Electric
   Cooperative, Inc.
   Series C, 2.650%, 12/1/09                                8,200          8,200
   Series 07-C,
   4.250%, 8/1/09                                           7,000          7,000
Chatom Industrial
   Development Board
   Pollution Control Electric
   Cooperative, Inc.
   (National Rural Utilities
   Co. Guaranty)
   1.100%, 7/1/09                                           2,305          2,305
                                                                    ------------
                                                                          17,505
                                                                    ------------
ALASKA--1.8%
State Housing Finance Corp.
   University of Alaska
   Series A,
   0.180%, 7/7/09                                          19,600         19,600
                                                                    ------------
ARIZONA--0.7%
State Health Facilities
   Authority, Banner Health
   Series B,
   0.200%, 7/1/09                                           7,900          7,900
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
COLORADO--0.6%
City of Aurora, The Children
   Hospital Series C,
   0.200%, 7/2/09                                    $      5,890   $      5,890
                                                                    ------------
CONNECTICUT--0.3%
State Health & Education
   Facilities Authority, Yale
   University Series U,
   0.170%, 7/7/09                                           3,100          3,100
                                                                    ------------
FLORIDA--5.9%
Broward County School
   Board Certificate of
   Participation Series D,
   (FSA Insured)
   1.000%, 7/2/09                                           8,725          8,725
City of West Palm Beach,
   Utility System Series C,
   (Assured Guaranty Insured)
   0.570%, 7/1/09                                          10,000         10,000
JEA Electric System
   Series 3D-2-A,
   0.200%, 7/1/09                                           9,900          9,900
JEA Water & Sewer System
   Series B-1,
   0.200%, 7/1/09                                           9,670          9,670
St. Lucie County Pollution
   Control, Florida Power &
   Light Co. Project
   0.220%, 7/1/09                                          25,000         25,000
                                                                    ------------
                                                                          63,295
                                                                    ------------
GEORGIA--4.5%
Burke County Development
   Authority, Pollution Control
   Vogtle Power Plant Series 1
   2.100%, 7/1/09(12)                                      11,000         11,000
Metropolitan Atlanta Rapid
   Transit Authority Series A,
   0.750%, 7/1/09                                          37,070         37,070
                                                                    ------------
                                                                          48,070
                                                                    ------------
ILLINOIS--13.1%
Chicago O'Hare International
   Airport, General Airport
   Third Lien
   0.470%, 7/1/09                                          10,000         10,000
Educational Facilities
   Authority, Arts Club
   of Chicago
   0.350%, 7/1/09                                           8,000          8,000
Educational Facilities
   Authority, Field Museum
   of Natural History
   0.320%, 7/1/09                                          16,500         16,500
Finance Authority, Advocate
   Health Care Network
   Series 08 A-2,
   0.750%, 2/5/10                                          10,000         10,000
Finance Authority, Bradley
   University Series A,
   0.300%, 7/2/09                                          10,000         10,000

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
ILLINOIS--CONTINUED
Finance Authority, Carle
   Foundation Hospital
   Series C,
   0.200%, 7/2/09                                    $      1,800   $      1,800
   Series B,
   0.150%, 7/2/09                                           1,875          1,875
Finance Authority, Children's
   Memorial Hospital
   Series D,
   0.270%, 7/2/09                                           8,300          8,300
Finance Authority, Lake
   Forest Academy
   0.420%, 7/1/09                                           5,000          5,000
Finance Authority, Lake
   Forest Country Day
   School
   0.420%, 7/1/09                                           3,250          3,250
Finance Authority,
   McGraw YMCA Evanston
   Project
   0.550%, 7/2/09                                           4,000          4,000
Finance Authority,
   North Park University
   0.300%, 7/1/09                                          22,600         22,600
Finance Authority,
   Northwest Community
   Hospital Series C,
   0.200%, 7/2/09                                           5,700          5,700
Finance Authority,
   Northwestern Healthcare
   Corp. - Evanston Series A,
   0.250%, 7/2/09                                          19,500         19,500
Health Facilities Authority,
   Advocate Health Care Network
   Class A
   1.820%, 7/2/09(12)                                       9,425          9,425
Health Facilities Authority,
   Northwestern Memorial
   Healthcare Series C,
   0.180%, 7/1/09                                           5,000          5,000
                                                                    ------------
                                                                         140,950
                                                                    ------------
INDIANA--3.4%
Finance Authority, Trinity
   Health Series D-2
   0.200%, 7/2/09                                          13,965         13,965
Health System Finance
   Authority, Sisters St. Francis
   Health Services, Inc.
   Series F,
   0.200%, 7/2/09                                           2,640          2,640
   Series G,
   0.200%, 7/2/09                                           2,250          2,250
   Series J,
   0.200%, 7/2/09                                           4,500          4,500
   Series I,
   0.160%, 7/1/09                                           3,600          3,600
State Educational Facilities
   Authority, Wabash College
   Project
   0.380%, 7/2/09                                          10,000         10,000
                                                                    ------------
                                                                          36,955
                                                                    ------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
IOWA--0.4%
Finance Authority Health
   Facilities Series A-1,
   (Assured Guaranty Insured)
   0.270%, 7/1/09                                    $      4,315   $      4,315
                                                                    ------------
KENTUCKY--2.2%
Clark County, Pollution
   Control East Kentucky
   Power Corporation, Inc.
   Series J-1, (National Rural
   Utilities Cooperative
   Finance Corp. Guaranty),
   2.800%, 10/15/09                                         4,320          4,320
Mason County, Pollution
   Control East Kentucky
   Power Cooperative, Inc.
   Series B-2,
   1.100%, 7/1/09                                           6,370          6,370
   Series B-3,
   1.100%, 7/1/09                                           3,610          3,610
   Series B-1,
   1.100%, 7/1/09                                           4,100          4,100
Trimble County, Association
   of Counties Leasing Trust
   Series A,
   0.180%, 7/1/09                                           5,575          5,575
                                                                    ------------
                                                                          23,975
                                                                    ------------
LOUISIANA--1.3%
Public Facilities Authority,
   Christus Health
   Series D-1,
   0.160%, 7/1/09                                           7,900          7,900
   Series D-2,
   0.200%, 7/1/09                                           6,250          6,250
                                                                    ------------
                                                                          14,150
                                                                    ------------
MARYLAND--1.8%
Washington Suburban
   Sanitary Commission
   Series A-10,
   0.350%, 7/1/09                                          19,000         19,000
                                                                    ------------
MICHIGAN--6.7%
Oakland County Economic
   Development Corp.
   0.300%, 7/2/09                                          22,000         22,000
State Finance Authority
   Ascension Hospital
   Series B-1,
   0.700%, 1/6/10                                          25,000         25,000
State Strategic Fund Ltd.
   0.250%, 7/1/09                                           5,700          5,700
University of Michigan Hospital
   Series A,
   0.180%, 7/1/09                                          11,585         11,585
   Series B,
   0.170%, 7/2/09                                           7,500          7,500
                                                                    ------------
                                                                          71,785
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
MINNESOTA--1.2%
City of St. Cloud, Central
   Care Health System Series B,
   (Assured Guaranty Insured)
   0.400%, 7/2/09                                    $      5,305   $      5,305
Minneapolis & St. Paul
   Housing & Redevelopment
   Authority Health Care System,
   Allina Health System Series C1,
   0.180%, 7/2/09                                           7,375          7,375
                                                                    ------------
                                                                          12,680
                                                                    ------------
MISSISSIPPI--1.3%
Hospital Equipment &
   Facilities Authority, North
   Mississippi Health
   Services Series 97-1,
   0.200%, 7/1/09                                          14,300         14,300
                                                                    ------------
MISSOURI--0.9%
St. Louis County Industrial
   Development & Educational
   Facilities Whitefield School,
   Inc. Series B
   0.300%, 7/2/09                                           1,100          1,100
State Health & Educational
   Facilities Authority, Sisters
   of Mercy Health System
   Series H,
   0.210%, 7/1/09                                           8,300          8,300
                                                                    ------------
                                                                           9,400
                                                                    ------------
NEVADA--1.9%
Clark County School District
   Series B, (FSA Insured)
   0.300%, 7/1/09                                           9,400          9,400
Las Vegas Valley Water District
   Series B,
   0.700%, 7/1/09                                          11,500         11,500
                                                                    ------------
                                                                          20,900
                                                                    ------------
NEW MEXICO--1.8%
State Hospital Equipment
   Loan Council, Presbyterian
   Healthcare System
   Series C,
   0.230%, 7/2/09                                           9,000          9,000
   Series D,
   0.230%, 7/2/09                                          10,700         10,700
                                                                    ------------
                                                                          19,700
                                                                    ------------
NEW YORK--4.3%
City of New York, Municipal
   Water Finance Authority,
   Water & Sewer Subseries B-4,
   0.160%, 7/2/09                                           6,900          6,900
Metropolitan Transportation
   Authority
   0.160%, 7/2/09                                           8,500          8,500
State Housing Finance Agency
   Series A, 0.250%, 7/1/09                                19,500         19,500
   Series G, 0.350%, 7/1/09                                 6,700          6,700

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NEW YORK--CONTINUED
Transitional Finance
   Authority, Building Aid
   Subseries 3-3D,
   0.750%, 7/7/09                                    $      5,200   $      5,200
                                                                    ------------
                                                                          46,800
                                                                    ------------
NORTH CAROLINA--2.3%
State of North Carolina
   Series C,
   0.320%, 7/1/09                                          24,800         24,800
                                                                    ------------
OHIO--1.2%
City of Cleveland Series R,
   0.190%, 7/2/09                                           4,500          4,500
Franklin County, Holy Cross
   Health System
   0.180%, 7/2/09                                           5,400          5,400
State Higher Educational
   Facility Commission,
   Cleveland Clinic Series B-3,
   0.180%, 7/1/09                                           2,800          2,800
                                                                    ------------
                                                                          12,700
                                                                    ------------
OREGON--1.6%
Clackamas County Hospital
   Facility Authority, Legacy
   Health System Series C,
   0.180%, 7/1/09                                           4,700          4,700
State Facilities Authority,
   PeaceHealth
   Series A,
   0.230%, 7/2/09                                           6,700          6,700
   Series B,
   0.230%, 7/2/09                                           5,700          5,700
                                                                    ------------
                                                                          17,100
                                                                    ------------
TENNESSEE--0.5%
Metropolitan Government of
   Nashville & Davidson County,
   Health and Educational
   Facilities Board, Ascension
   Health Series 01 B-1,
   0.750%, 7/2/09                                           5,000          5,000
                                                                    ------------
TEXAS--9.2%
City of San Antonio Electric
   0.400%, 7/1/09                                          25,000         25,000
Denton Independent School
   District Series 05-A,
   0.400%, 7/2/09                                          19,900         19,900
Nueces County Health
   Facilities Development
   Corp. Driscoll Foundation
   Children's Hospital
   0.400%, 7/1/09                                          17,600         17,600
State Veterans Housing
   Assistance Program
   Fund 1 (VA Guaranteed)
   0.170%, 7/1/09                                           1,870          1,870
Texas Small Business
   Industrial Development
   Corp.
   0.370%, 7/1/09                                          35,000         35,000
                                                                    ------------
                                                                          99,370
                                                                    ------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
UTAH--0.5%
City of Murray, Intermountain
   Healthcare Service, Inc.
   Series C,
   0.180%, 7/1/09                                    $      2,300   $      2,300
State Board of Regents,
   University Health Care
   0.250%, 7/2/09                                           3,100          3,100
                                                                    ------------
                                                                           5,400
                                                                    ------------
VIRGINIA--0.9%
Fairfax County Industrial
   Development Authority,
   Inova Health System Project
   Series 09-B,
   0.550%, 4/12/10(12)                                     10,000         10,000
                                                                    ------------
WASHINGTON--8.2%
Energy Northwest, Project 3
   08-F-1, 0.550%, 7/1/09                                  17,500         17,500
   08- F-2, 0.550%, 7/1/09                                  7,500          7,500
Issaquah Community
   Properties, Series A,
   0.480%, 7/1/09                                          10,000         10,000
State Health Care Facilities
   Authority, Catholic Health
   Initiatives Series A-4,
   0.170%, 7/1/09                                          20,000         20,000
State Health Care Facilities
   Authority, PeaceHealth
   Series B,
   0.230%, 7/2/09                                           4,000          4,000
   Series C,
   0.230%, 7/2/09                                           5,000          5,000
State Health Care Facilities
   Authority, Swedish Health
   Services Series C,
   0.160%, 7/1/09                                           6,000          6,000
State of Washington
   Series 96-A,
   0.170%, 7/7/09                                          18,600         18,600
                                                                    ------------
                                                                          88,600
                                                                    ------------
WISCONSIN--1.6%
City of Beaver Dam, YMCA
   Dodge County, Inc. Project
   0.350%, 7/2/09                                           3,335          3,335
Milwaukee Redevelopment
   Authority American Society
   for Quality
   0.350%, 7/2/09                                           3,745          3,745
State Health & Educational
   Facilities Authority
   Wheaton Franciscan
   Healthcare Series B,
   0.160%, 7/1/09                                          10,340         10,340
                                                                    ------------
                                                                          17,420
                                                                    ------------

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
WYOMING--0.5%
Platte County Pollution Control,
   Tri-State Generation Series B,
   0.950%, 7/1/09                                    $      3,300   $      3,300
Uinta County, Pollution
   Control, Chevron U.S.A.,
   Inc. Project
   0.200%, 7/1/09                                           1,500          1,500
                                                                    ------------
                                                                           4,800
                                                                    ------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL
(IDENTIFIED COST $885,460)                                               885,460
                                                                    ------------
TAX-EXEMPT BONDS - MUNICIPAL--7.7%
OHIO--2.0%
Columbus City School
   District
   1.850%, 8/13/09                                         10,000         10,007
Franklin-Monroe Local
   School District
   2.750%, 7/24/09                                          6,218          6,221
Milton Union Exempt
   Village School District
   1.950%, 2/11/10                                          5,000          5,013
                                                                    ------------
                                                                          21,241
                                                                    ------------
UTAH--0.3%
Box Elder County School
   District (School Board
   Guaranty)
   5.000%, 7/15/09                                          3,250          3,254
                                                                    ------------
WASHINGTON--0.8%
Energy Northwest, Project 1
   Series 06-A,
   5.000%, 7/1/09                                           5,000          5,000
King County, Renton
   School District No. 403
   (School Board Guaranty)
   5.000%, 12/1/09                                          3,650          3,717
                                                                    ------------
                                                                           8,717
                                                                    ------------
WISCONSIN--4.6%
City of Middletown
   1.750%, 7/1/10                                          10,000         10,078
Jefferson School District
   2.250%, 9/11/09                                          2,400          2,401
Kettle Moraine School District
   2.250%, 9/3/09                                           5,600          5,602
Menomonie Area School District
   2.400%, 9/1/09                                           2,600          2,601
Pewaukee School District
   2.375%, 9/10/09                                          8,000          8,003
Verona Area School District
   2.250%, 8/24/09                                          8,750          8,753

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
WISCONSIN--CONTINUED
Watertown Unified School District
   2.750%, 12/1/09                                   $      2,850   $      2,854
   2.500%, 2/1/10                                           3,875          3,880
Waukesha County Series B,
   2.500%, 8/5/09                                           6,105          6,108
                                                                    ------------
                                                                          50,280
                                                                    ------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $83,492)                                                 83,492
                                                                    ------------

                                                        SHARES
                                                     ------------
MONEY MARKET MUTUAL FUNDS--3.3%
AIM Tax-Free Cash
   Reserve Portfolio (The) -
   Institutional Shares
   (seven-day effective
   yield 0.170%)                                           69,557             69
Dreyfus Tax Exempt
   Cash Management -
   Institutional Shares
   (seven-day effective
   yield 0.460%)                                       27,106,743         27,107
Goldman Sachs Financial
   Square Funds - Tax-Free
   Money Market Fund -
   Select Shares
   (seven-day effective
   yield 0.306%)                                        8,646,063          8,646
                                                                    ------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $35,822)                                                 35,822
                                                                    ------------
TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $1,062,249)                                           1,062,249(1)
Other assets and liabilities, net--1.5%                                   15,629
                                                                    ------------
NET ASSETS--100.0%                                                  $  1,077,878
                                                                    ============

ABBREVIATIONS:

FSA   Financial Security Assurance, Inc.
VA    Department of Veterans Affairs

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of 6/30/09 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                            Level 2 -
                                Total Market   Level 1 -   Significant
                                  Value at       Quoted     Observable
                               June 30, 2009     Prices       Inputs
                               -------------   ---------   -----------
INVESTMENT IN SECURITIES:
Debt Securities:
   Municipal Securities          $1,026,427     $    --     $1,026,427
Equity Securities:
   Money Market Mutual Funds         35,822      35,822             --
                                 ----------     -------     ----------
   Total Investments             $1,062,249     $35,822     $1,026,427
                                 ==========     =======     ==========

There are no Level 3 (significant unobservable inputs) priced securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.
                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                EQUITY FUNDS
                                                                  ----------------------------------------
                                                                                               DISCIPLINED
                                                                   BALANCED                     SMALL-CAP
                                                                  ALLOCATION        CORE       OPPORTUNITY
                                                                    FUND        EQUITY FUND       FUND
                                                                  ----------    -----------    -----------
ASSETS
   Investment in securities at value(1) ......................    $   53,379    $    82,738    $    64,146
   Receivables
      Investment securities sold .............................           266             --            461
      Fund shares sold .......................................             3            875              1
      Dividends and interest receivable ......................           172             39             39
   Prepaid expenses ..........................................            22             22             22
   Other assets ..............................................             1              1              4
                                                                  ----------     ----------    -----------
         Total assets ........................................        53,843         83,675         64,673
                                                                  ----------     ----------    -----------
LIABILITIES
   Payables
      Fund shares repurchased ................................            41             84            101
      Investment securities purchased ........................           266             --          1,150
      Investment advisory fee ................................            22             48             40
      Distribution and service fees ..........................             2              2              4
      Administration fee .....................................             4              5              4
      Transfer agent fees and expenses .......................             2              5             14
      Trustees' fee and expenses .............................             1              1              1
      Professional fee .......................................            22             20             20
      Trustee deferred compensation plan .....................             1              1              4
      Other accrued expenses .................................             5              6              9
                                                                  ----------     ----------    -----------
         Total liabilities ...................................           366            172          1,347
                                                                  ----------     ----------    -----------
NET ASSETS ...................................................    $   53,477     $   83,503    $    63,326
                                                                  ==========     ==========    ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest (Par
      value $0.001) ..........................................    $   66,830     $  107,852    $   120,594
   Accumulated undistributed net investment income (loss) ....            (2)             7             11
   Accumulated undistributed net realized gain (loss) ........        (8,468)       (21,011)       (48,377)
   Net unrealized appreciation (depreciation) on
      investments ............................................        (4,883)        (3,345)        (8,902)
                                                                  ----------     ----------    -----------
NET ASSETS ...................................................    $   53,477     $   83,503    $    63,326
                                                                  ==========     ==========    ===========
CLASS I
   Net asset value (net assets/shares outstanding) and
      offering price per share ...............................    $    10.72     $    13.74    $      8.50
                                                                  ----------     ----------    -----------
   Shares of beneficial interest outstanding, unlimited
      authorization ..........................................     4,290,114      5,572,822      5,500,520
                                                                  ----------     ----------    -----------
   Net Assets ................................................    $   45,977     $   76,580    $    46,739
                                                                  ----------     ----------    -----------
CLASS A
   Net asset value (net assets/shares outstanding) per share..    $    10.69     $    13.52    $      8.00
                                                                  ----------     ----------    -----------
   Maximum offering price per share NAV/(1-5.75%) ............    $    11.34     $    14.34    $      8.49
                                                                  ----------     ----------    -----------
   Shares of beneficial interest outstanding, unlimited
      authorization ..........................................       661,107        479,660      2,005,052
                                                                  ----------     ----------    -----------
   Net Assets ................................................    $    7,064     $    6,483    $    16,043
                                                                  ----------     ----------    -----------
CLASS C
   Net asset value (net assets/shares outstanding) and
      offering price per share ...............................   $     10.69     $    13.43    $      7.79
                                                                 -----------     ----------    -----------
   Shares of beneficial interest outstanding, unlimited
      authorization ..........................................        40,769         32,788         69,973
                                                                 -----------     ----------    -----------
   Net Assets ................................................   $       436     $      440    $       544
                                                                 -----------     ----------    -----------
(1) Investments in securities at cost ........................   $    58,262     $   86,083    $    73,048

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                              EQUITY FUNDS
                                                            ------------------------------------------------
                                                            DISCIPLINED
                                                             SMALL-CAP      EMERGING MARKETS    VALUE EQUITY
                                                             VALUE FUND    OPPORTUNITIES FUND       FUND
                                                            -----------    ------------------   ------------
ASSETS
   Investment in securities at value(1) .................   $   112,275       $    166,793      $    159,904
   Foreign currency at value(2) .........................            --                241                --
   Receivables
      Investment securities sold ........................            --                349                --
      Fund shares sold ..................................            22              1,342               275
      Dividends and interest receivable .................            77                493                97
      Tax reclaims ......................................            --                 10                --
   Prepaid expenses .....................................            27                 24                27
   Other assets .........................................             3                  2                 2
                                                            -----------       ------------      ------------
         Total assets ...................................       112,404            169,254           160,305
                                                            -----------       ------------      ------------
LIABILITIES
   Payables
      Fund shares repurchased ...........................            90                181               362
      Investment securities purchased ...................            --              3,015                --
      Foreign capital gain taxes payable ................            --                687                --
      Investment advisory fee ...........................            66                129                93
      Distribution and service fees .....................            24                  6                 3
      Administration fee ................................             7                  8                10
      Transfer agent fees and expenses ..................            50                  5                 8
      Trustees' fee and expenses ........................             2                  2                 3
      Professional fee ..................................            25                 44                20
      Trustee deferred compensation plan ................             3                  2                 2
      Net unrealized depreciation on forward currency
         contracts ......................................            --                172                --
      Other accrued expenses ............................            12                 43                 7
                                                            -----------       ------------      ------------
         Total liabilities ..............................           279              4,294               508
                                                            -----------       ------------      ------------
NET ASSETS ..............................................   $   112,125       $    164,960      $    159,797
                                                            ===========       ============      ============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest (Par
      value $0.001) .....................................   $   171,856       $    175,537      $    219,833
   Accumulated undistributed net investment income
      (loss) ............................................           156              1,127                57
   Accumulated undistributed net realized gain (loss) ...       (55,633)           (25,706)          (37,456)
   Net unrealized appreciation (depreciation) on
      investments .......................................        (4,254)            14,002           (22,637)
                                                            -----------       ------------      ------------
NET ASSETS ..............................................   $   112,125       $    164,960      $    159,797
                                                            ===========       ============      ============
CLASS I
   Net asset value (net assets/shares outstanding) and
      offering price per share ..........................   $     20.66       $       5.89      $       8.34
                                                            -----------       ------------      ------------
   Shares of beneficial interest outstanding, unlimited
      authorization .....................................     2,044,880         23,201,497        17,335,433
                                                            -----------       ------------      ------------
   Net Assets ...........................................   $    42,245       $    136,545      $    144,494
                                                            -----------       ------------      ------------
CLASS A
   Net asset value (net assets/shares outstanding)
      per share .........................................   $     20.39       $       5.71      $       8.41
                                                            -----------       ------------      ------------
   Maximum offering price per share NAV/(1-5.75%) .......   $     21.64       $       6.06      $       8.92
                                                            -----------       ------------      ------------
   Shares of beneficial interest outstanding, unlimited
      authorization .....................................     2,698,514          4,721,630         1,797,319
                                                            -----------       ------------      ------------
   Net Assets ...........................................   $    55,033       $     26,977      $     15,117
                                                            -----------       ------------      ------------
CLASS C
   Net asset value (net assets/shares outstanding) and
      offering price per share ..........................   $     19.96       $       5.66      $       8.40
                                                            -----------       ------------      ------------
   Shares of beneficial interest outstanding, unlimited
      authorization .....................................       744,003            253,767            22,191
                                                            -----------       ------------      ------------
   Net Assets ...........................................   $    14,847       $      1,438      $        186
                                                            -----------       ------------      ------------
(1) Investments in securities at cost ...................   $   116,529       $    151,988      $    182,541

(2) Foreign currency at cost ............................            --                240                --

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                               FIXED INCOME FUNDS
                                                           ---------------------------------------------------------
                                                                          INTERMEDIATE   INTERMEDIATE      SHORT/
                                                            HIGH YIELD     GOVERNMENT     TAX-EXEMPT    INTERMEDIATE
                                                           INCOME FUND     BOND FUND       BOND FUND     BOND FUND
                                                           -----------    ------------   ------------   ------------
ASSETS
   Investment in securities at value(1) ................   $    40,115     $   46,506     $    87,852   $   103,129
   Receivables
      Investment securities sold .......................         1,126            459              --             4
      Fund shares sold .................................            21             92             106             3
      Dividends and interest receivable ................           841            373           1,145         1,249
   Prepaid expenses ....................................            20             17              22            25
   Other assets ........................................            --(2)          --(2)            2             2
                                                           -----------     ----------     -----------   -----------
         Total assets ..................................        42,123         47,447          89,127       104,412
                                                           -----------     ----------     -----------   -----------
LIABILITIES
   Payables
      Fund shares repurchased ..........................            21            107              76            91
      Investment securities purchased ..................         1,151            394              --            --
      Dividend distributions ...........................            14              9             225           152
      Investment advisory fee ..........................            15             12              26            40
      Distribution and service fees ....................             1              4               4             3
      Administration fee ...............................             2              3               6             7
      Transfer agent fees and expenses .................             1              5               4             4
      Trustees' fee and expenses .......................             1              1               2             2
      Professional fee .................................            24             20              20            21
      Trustee deferred compensation plan ...............            --(2)          --(2)            2             2
      Other accrued expenses ...........................             3              3               5             5
                                                           -----------     ----------     -----------   -----------
         Total liabilities .............................         1,233            558             370           327
                                                           -----------     ----------     -----------   -----------
NET ASSETS .............................................   $    40,890     $   46,889     $    88,757   $   104,085
                                                           ===========     ==========     ===========   ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest
      (Par value $0.001) ...............................   $    58,998     $   46,225     $    95,588   $   117,325
   Accumulated undistributed net investment income
      (loss) ...........................................            68              6              (5)           --(2)
   Accumulated undistributed net realized gain (loss) ..       (18,953)             1          (2,876)       (6,480)
   Net unrealized appreciation (depreciation) on
      investments ......................................           777            657          (3,950)       (6,760)
                                                           -----------     ----------     -----------   -----------
NET ASSETS .............................................   $    40,890     $   46,889     $    88,757   $   104,085
                                                           ===========     ==========     ===========   ===========
CLASS I
   Net asset value (net assets/shares outstanding)
      and offering price per share .....................   $      9.34     $    17.19     $     10.12   $      9.86
                                                           -----------     ----------     -----------   -----------
   Shares of beneficial interest outstanding,
      unlimited authorization ..........................     3,979,250      1,729,566       7,180,514     9,879,456
                                                           -----------     ----------     -----------   -----------
   Net Assets ..........................................   $    37,177     $   29,735     $    72,657   $    97,435
                                                           -----------     ----------     -----------   -----------
CLASS A
   Net asset value (net assets/shares outstanding)
      per share ........................................   $      9.34     $    17.19     $     10.12   $      9.86
                                                           -----------     ----------     -----------   -----------
   Maximum offering price per share NAV/(1-4.75%) ......   $      9.81     $    18.05     $     10.62   $     10.35
                                                           -----------     ----------     -----------   -----------
   Shares of beneficial interest outstanding,
      unlimited authorization ..........................       377,956        997,677       1,452,914       448,316
                                                           -----------     ----------     -----------   -----------
   Net Assets ..........................................   $     3,531     $   17,154     $    14,703   $     4,420
                                                           -----------     ----------     -----------   -----------
CLASS C
   Net asset value (net assets/shares outstanding)
      and offering price per share .....................   $      9.34            $--     $     10.12   $      9.86
                                                           -----------     ----------     -----------   -----------
   Shares of beneficial interest outstanding,
      unlimited authorization ..........................        19,463             --         138,029       226,145
                                                           -----------     ----------     -----------   -----------
   Net Assets ..........................................   $       182            $--     $     1,397   $     2,230
                                                           -----------     ----------     -----------   -----------
(1) Investments in securities at cost ..................   $    39,338     $   45,849     $    91,802   $   109,889

(2) Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                 JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                     MONEY MARKET FUNDS
                                                        FIXED INCOME   ----------------------------------------------
                                                           FUNDS          INSIGHT                          INSIGHT
                                                        ------------    GOVERNMENT         INSIGHT       TAX-EXEMPT
                                                         TAX-EXEMPT    MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                         BOND FUND          FUND             FUND            FUND
                                                        ------------   ------------    --------------   -------------
ASSETS
   Investment in securities at value(1) .............   $    84,658    $    620,237    $    2,315,757   $   1,062,249
   Receivables
         Investment securities sold .................            --(2)           --                --          24,200
         Fund shares sold ...........................            14              --                --              --
         Dividends and interest receivable ..........         1,139             529             2,129           1,893
   Prepaid expenses .................................            23              88               356             143
   Other assets .....................................             1               4                28              10
                                                        -----------    ------------    --------------   -------------
         Total assets ...............................        85,835         620,858         2,318,270       1,088,495
                                                        -----------    ------------    --------------   -------------
LIABILITIES
   Payables
      Fund shares repurchased .......................           102              --                 2              --
      Investment securities purchased ...............         1,037          19,996                --          10,078
      Dividend distributions ........................           179             116               795             258
      Investment advisory fee .......................            22              51               197              95
      Distribution and service fees .................            13              50               205              49
      Administration fee ............................             6              15                69              34
      Transfer agent fees and expenses ..............             7               3                19               5
      Trustees' fee and expenses ....................             2              10                44              22
      Professional fee ..............................            20              19                25              22
      Trustee deferred compensation plan ............             1               4                28              10
      Other accrued expenses ........................             5              23                92              44
                                                        -----------    ------------    --------------   -------------
         Total liabilities ..........................         1,394          20,287             1,476          10,617
                                                        -----------    ------------    --------------   -------------
NET ASSETS ..........................................   $    84,441    $    600,571    $    2,316,794   $   1,077,878
                                                        ===========    ============    ==============   =============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest
      (Par value $0.001) ............................   $    85,463    $    600,570    $    2,313,851   $   1,077,882
   Accumulated undistributed net investment income
      (loss) ........................................             9               3                --              --
   Accumulated undistributed net realized gain
      (loss) ........................................        (1,914)             (2)            2,943              (4)
   Net unrealized appreciation (depreciation) on
      investments ...................................           883              --                --              --
                                                        -----------    ------------    --------------   -------------
NET ASSETS ..........................................   $    84,441    $    600,571    $    2,316,794   $   1,077,878
                                                        ===========    ============    ==============   =============
CLASS I
   Net asset value (net assets/shares outstanding)
      and offering price per share ..................   $      9.97    $       1.00    $         1.00   $        1.00
                                                        -----------    ------------    --------------   -------------
   Shares of beneficial interest outstanding,
      unlimited authorization .......................     3,148,503     436,107,686     1,598,718,918     902,109,744
                                                        -----------    ------------    --------------   -------------
   Net Assets .......................................   $    31,398    $    436,088    $    1,600,542   $     902,176
                                                        -----------    ------------    --------------   -------------
CLASS A
   Net asset value (net assets/shares outstanding)
      per share .....................................   $      9.97    $       1.00    $         1.00   $        1.00
                                                        -----------    ------------    --------------   -------------
   Maximum offering price per share .................   $     10.47(3) $       1.00    $         1.00   $        1.00
                                                        -----------    ------------    --------------   -------------
   Shares of beneficial interest outstanding,
      unlimited authorization .......................     5,089,966     164,462,270       664,955,910     175,772,551
                                                        -----------    ------------    --------------   -------------
   Net Assets .......................................   $    50,763    $    164,483    $      665,807   $     175,702
                                                        ===========    ============    ==============   =============
CLASS C
   Net asset value (net assets/shares outstanding)
      and offering price per share ..................   $      9.97    $         --    $           --   $          --
                                                        -----------    ------------    --------------   -------------
   Shares of beneficial interest outstanding,
      unlimited authorization .......................       228,634              --                --              --
                                                        -----------    ------------    --------------   -------------
   Net Assets .......................................   $     2,280    $         --    $           --   $          --
                                                        -----------    ------------    --------------   -------------
EXCHANGE SHARES
   Net asset value (net assets/shares outstanding)
      and offering price per share ..................   $        --    $         --    $         1.00   $          --
                                                        -----------    ------------    --------------   -------------
   Share of beneficial interest outstanding,
      unlimited authorization .......................            --              --        50,205,472              --
                                                        -----------    ------------    --------------   -------------
   Net Assets .......................................   $        --    $         --    $        50,44   $          --
                                                        -----------    ------------    --------------   -------------
(1) Investments in securities at cost ...............   $    83,775    $    620,237    $    2,315,757   $   1,062,249

(2) Amount is less than $500 (not reported in thousands)

(3) For the Tax-Exempt Bond Fund the Maximum Offering Price per share is
    NAV/(1-4.75%)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands)

                                                                     EQUITY FUNDS
                                                          -----------------------------------
                                                                                  DISCIPLINED
                                                            BALANCED     CORE      SMALL-CAP
                                                          ALLOCATION    EQUITY    OPPORTUNITY
                                                             FUND        FUND        FUND
                                                          ----------   --------   -----------
INVESTMENT INCOME
   Dividends ..........................................   $   259      $    645    $    344
   Interest ...........................................       594            --          --
   Foreign taxes withheld .............................        --(1)         (2)         (1)
                                                          -------      --------    --------
      Total investment income .........................       853           643         343
                                                          -------      --------    --------
EXPENSES
   Investment advisory fee ............................       128           272         227
   Distribution and service fees, Class I .............        11            18          11
   Service fees, Class A ..............................         8             7          20
   Distribution and service fees, Class C .............         2             2           2
   Administration fee .................................        22            33          25
   Transfer agent fee and expenses ....................        12            21          45
   Custodian fees .....................................         9             9          15
   Printing fees and expenses .........................         1             1           1
   Professional fees ..................................        19            17          17
   Registration fees ..................................        18            18          18
   Trustees fee and expenses ..........................         2             4           3
   Miscellaneous ......................................         5             7           6
                                                          -------      --------    --------
      Total expenses ..................................       237           409         390
   Less expenses reimbursed by investment adviser
      and/(or) distributor ............................       (11)          (18)        (11)
                                                          -------      --------    --------
      Net expenses ....................................       226           391         379
                                                          -------      --------    --------
   NET INVESTMENT INCOME (LOSS) .......................       627           252         (36)
                                                          -------      --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............    (4,366)      (12,239)    (26,199)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................     5,526        12,795      25,768
                                                          -------      --------    --------
   NET GAIN (LOSS) ON INVESTMENTS .....................     1,160           556        (431)
                                                          -------      --------    --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ......................................   $ 1,787      $    808    $   (467)
                                                          =======      ========    ========

(1)  Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands)

                                                                       EQUITY FUNDS
                                                          --------------------------------------
                                                                           EMERGING
                                                          DISCIPLINED      MARKETS        VALUE
                                                           SMALL-CAP    OPPORTUNITIES    EQUITY
                                                           VALUE FUND        FUND         FUND
                                                          -----------   -------------   --------
INVESTMENT INCOME
   Dividends ..........................................    $    765      $  2,054       $  1,977
   Interest ...........................................          --            --(1)          --
   Foreign taxes withheld .............................          (3)          (63)            (1)
                                                           --------      --------       --------
      Total investment income .........................         762         1,991          1,976
                                                           --------      --------       --------
EXPENSES
   Investment advisory fee ............................         329           515            535
   Distribution and service fees, Class I .............          11            22             35
   Service fees, Class A ..............................          52            20             18
   Distribution and service fees, Class C .............          51             3              1
   Administration fee .................................          39            41             64
   Transfer agent fee and expenses ....................         120            54             36
   Custodian fees .....................................          13            75              5
   Printing fees and expenses .........................          14             3              2
   Professional fees ..................................          20            19             18
   Registration fees ..................................          18            22             20
   Trustees fee and expenses ..........................           5             4              8
   Miscellaneous ......................................          29             9             14
                                                           --------      --------       --------
      Total expenses ..................................         701           787            756
   Less expenses reimbursed by investment adviser
      and/(or) distributor ............................         (11)          (22)           (35)
                                                           --------      --------       --------
      Net expenses ....................................         690           765            721
                                                           --------      --------       --------
      NET INVESTMENT INCOME (LOSS) ....................          72         1,226          1,255
                                                           --------      --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............     (35,615)      (10,389)       (21,479)
   Net realized gain (loss) on foreign currency
      transactions ....................................          --        (1,188)            --
   Net change in unrealized appreciation (depreciation)
      on investments ..................................      39,438        36,533         18,573
   Net change in unrealized appreciation (depreciation)
      on foreign currency translation .................          --           (64)            --
                                                           --------      --------       --------
   NET GAIN (LOSS) ON INVESTMENTS .....................       3,823        24,892         (2,906)
                                                           --------      --------       --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ......................................    $  3,895      $ 26,118       $ (1,651)
                                                           ========      ========       ========

(1)  Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands)

                                                                        FIXED INCOME FUNDS
                                                     --------------------------------------------------------
                                                                   INTERMEDIATE   INTERMEDIATE      SHORT/
                                                      HIGH YIELD    GOVERNMENT     TAX-EXEMPT    INTERMEDIATE
                                                     INCOME FUND     BOND FUND      BOND FUND      BOND FUND
                                                     -----------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividends .....................................     $    13        $     1        $    10       $     2
   Interest ......................................       1,928            767          2,179         2,968
                                                       -------        -------        -------       -------
      Total investment income ....................       1,941            768          2,189         2,970
                                                       -------        -------        -------       -------
EXPENSES
   Investment advisory fee .......................          84            109            202           302
   Distribution and service fees, Class I ........           8              8             19            26
   Service fees, Class A .........................           4             21             17             6
   Distribution and service fees, Class C ........           1             --              4             9
   Administration fee ............................          15             21             37            47
   Transfer agent fee and expenses ...............           6             20             20            21
   Custodian fees ................................           5              4              6             5
   Printing fees and expenses ....................           2              2              1             1
   Professional fees .............................          21             18             18            18
   Registration fees .............................          17             14             18            18
   Trustees fee and expenses .....................           2              2              5             6
   Miscellaneous .................................           4              3              8            10
                                                       -------        -------        -------       -------
      Total expenses .............................         169            222            355           469
   Less expenses reimbursed by investment adviser
      and/(or) distributor .......................          (8)           (43)           (64)          (70)
                                                       -------        -------        -------       -------
      Net expenses ...............................         161            179            291           399
                                                       -------        -------        -------       -------
      NET INVESTMENT INCOME (LOSS) ...............       1,780            589          1,898         2,571
                                                       -------        -------        -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss) on investments .......      (3,862)             1            (70)         (717)
   Net change in unrealized appreciation
      (depreciation) on investments ..............       7,560         (1,062)         5,213         5,880
                                                       -------        -------        -------       -------
   NET GAIN (LOSS) ON INVESTMENTS ................       3,698         (1,061)         5,143         5,163
                                                       -------        -------        -------       -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ............................     $ 5,478        $  (472)       $ 7,041       $ 7,734
                                                       =======        =======        =======       =======

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED JUNE 30, 2009
                                  (UNAUDITED)

(Reported in thousands)

                                                                                MONEY MARKET FUNDS
                                                     FIXED INCOME   -----------------------------------------
                                                         FUNDS        INSIGHT                       INSIGHT
                                                     ------------    GOVERNMENT       INSIGHT      TAX-EXEMPT
                                                      TAX-EXEMPT    MONEY MARKET   MONEY MARKET      MONEY
                                                       BOND FUND        FUND           FUND       MARKET FUND
                                                     ------------   ------------   ------------   -----------
INVESTMENT INCOME
   Dividends .....................................      $   10         $   --         $   929       $  182
   Interest ......................................       2,243          2,266          12,095        4,554
                                                        ------         ------         -------       ------
      Total investment income ....................       2,253          2,266          13,024        4,736
                                                        ------         ------         -------       ------
EXPENSES
   Investment advisory fee .......................         196            318           1,241          651
   Distribution and service fees, Class I ........           9             96             405          266
   Service fees, Class A .........................          62            373           1,249          349
   Distribution and service fees, Exchange
      Shares .....................................          --             --              28           --
   Distribution and service fees, Class C ........           9             --              --           --
   Administration fee ............................          36            104             434          223
   Transfer agent fee and expenses ...............          30             18             107           34
   Custodian fees ................................           5             20              46           30
   Printing fees and expenses ....................           1              8              46           18
   Professional fees .............................          18             20              39           26
   Registration fees .............................          19             18              38           22
   Trustees fee and expenses .....................           5             31             123           65
   Miscellaneous .................................           8            212           1,077          442
                                                        ------         ------         -------       ------
      Total expenses .............................         398          1,218           4,833        2,126
   Less expenses reimbursed by investment adviser
      and/(or) distributor .......................         (65)           (97)           (433)        (270)
                                                        ------         ------         -------       ------
      Net expenses ...............................         333          1,121           4,400        1,856
                                                        ------         ------         -------       ------
      NET INVESTMENT INCOME (LOSS) ...............       1,920          1,145           8,624        2,880
                                                        ------         ------         -------       ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss) on investments .......        (238)            --           3,576           --
   Net change in unrealized appreciation
      (depreciation) on investments ..............       6,254             --              --           --
                                                        ------         ------         -------       ------
   NET GAIN (LOSS) ON INVESTMENTS ................       6,016             --           3,576           --
                                                        ------         ------         -------       ------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................      $7,936         $1,145         $12,200       $2,880
                                                        ======         ======         =======       ======

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

                                                                              EQUITY FUNDS
                                                      -----------------------------------------------------------
                                                        BALANCED ALLOCATION FUND           CORE EQUITY FUND
                                                      ----------------------------   ----------------------------
                                                        SIX MONTHS                     SIX MONTHS
                                                          ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                      JUNE 30, 2009   DECEMBER 31,   JUNE 30, 2009   DECEMBER 31,
                                                       (UNAUDITED)        2008        (UNAUDITED)        2008
                                                      -------------   ------------   -------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ...................      $   627        $  1,547       $    252        $    800
   Net realized gain (loss) .......................       (4,366)         (3,884)       (12,239)         (8,621)
   Net change in unrealized appreciation
      (depreciation) ..............................        5,526         (17,225)        12,795         (36,954)
                                                         -------        --------       --------        --------
   Increase (decrease) in net assets resulting from
      operations ..................................        1,787         (19,562)           808         (44,775)
                                                         -------        --------       --------        --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I .................         (564)         (1,350)          (294)           (704)
   Net investment income, Class A .................          (79)           (176)           (15)            (35)
   Net investment income, Class C .................           (3)             (4)            --              --
   Net realized short-term gains, Class I .........           --              --             --             (22)
   Net realized short-term gains, Class A .........           --              --             --              (2)
   Net realized short-term gains, Class C .........           --              --             --              --(1)
   Net realized long-term gains, Class I ..........           --              --             --          (1,156)
   Net realized long-term gains, Class A ..........           --              --             --             (94)
   Net realized long-term gains, Class C ..........           --              --             --              (2)
                                                         -------        --------       --------        --------
   Decrease in net assets from distributions to
      shareholders ................................         (646)         (1,530)          (309)         (2,015)
                                                         -------        --------       --------        --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
      Class I .....................................       (1,536)         (6,712)          (573)         (4,243)
   Change in net assets from share transactions,
      Class A .....................................         (148)         (1,928)           522          (1,035)
   Change in net assets from share transactions,
      Class C .....................................          (73)            255           (163)            442
                                                         -------        --------       --------        --------
   Increase (decrease) in net assets from share
      transactions ................................       (1,757)         (8,385)          (214)         (4,836)
                                                         -------        --------       --------        --------
   Net increase (decrease) in net assets ..........         (616)        (29,477)           285         (51,626)
NET ASSETS
   Beginning of period ............................       54,093          83,570         83,218         134,844
                                                         -------        --------       --------        --------
   End of period ..................................      $53,477        $ 54,093       $ 83,503        $ 83,218
                                                         =======        ========       ========        ========
   Accumulated undistributed net investment income
      (loss) at end of period .....................      $    (2)       $     17       $      7        $     64

(1)  Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                                                      EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
    DISCIPLINED SMALL-CAP          DISCIPLINED SMALL-CAP            EMERGING MARKETS
      OPPORTUNITY FUND                   VALUE FUND                OPPORTUNITIES FUND              VALUE EQUITY FUND
----------------------------   ----------------------------   ----------------------------   ----------------------------
  SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
JUNE 30, 2009   DECEMBER 31,   JUNE 30, 2009   DECEMBER 31,   JUNE 30, 2009   DECEMBER 31,   JUNE 30, 2009   DECEMBER 31,
 (UNAUDITED)        2008        (UNAUDITED)        2008        (UNAUDITED)        2008        (UNAUDITED)        2008
-------------   ------------   -------------   ------------   -------------   ------------   -------------   ------------


  $     (36)     $    (214)      $      72      $     282      $   1,226       $   1,025       $   1,255      $   3,199
    (26,199)       (18,708)        (35,615)       (15,859)       (11,577)        (11,854)        (21,479)       (15,924)

     25,768        (27,817)         39,438        (14,489)        36,469         (65,101)         18,573        (89,992)
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------

       (467)       (46,739)          3,895        (30,066)        26,118         (75,930)         (1,651)      (102,717)
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------

        (11)            --             (30)          (187)        (1,176)         (1,485)         (1,342)        (2,728)
         --             --             (40)            (8)          (211)           (198)           (121)          (202)
         --             --             (11)            --             (6)             (2)             (1)            (1)
         --             --              --             --             --          (6,078)             --           (193)
         --             --              --             --             --            (588)             --            (17)
         --             --              --             --             --             (29)             --             --(1)
         --             --              --             --             --          (4,573)             --         (7,310)
         --             --              --             --             --            (443)             --           (642)
         --             --              --             --             --             (22)             --            (14)
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------

        (11)            --             (81)          (195)        (1,393)        (13,418)         (1,464)       (11,107)
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------


     (3,628)       (29,025)         (5,732)       (18,486)        52,010         (54,297)         (3,737)       (17,350)

     (4,091)       (15,538)         34,744        (13,066)        11,958           7,506            (419)         3,100

         21            202          12,486             90            980             240            (206)           (99)
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------

     (7,698)       (44,361)         41,498        (31,462)        64,948         (46,551)         (4,362)       (14,349
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------
     (8,176)       (91,100)         45,312        (61,723)        89,673        (135,899)         (7,477)      (128,173)

     71,502        162,602          66,813        128,536         75,287         211,186         167,274        295,447
  ---------      ---------       ---------      ---------      ---------       ---------       ---------      ---------
  $  63,326      $  71,502       $ 112,125      $  66,813      $ 164,960       $  75,287       $ 159,797      $ 167,274
  =========      =========       =========      =========      =========       =========       =========      =========

  $      11      $      58       $     156      $     165      $   1,127       $   1,294       $      57      $     266

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                        FIXED INCOME FUNDS
                                                             ---------------------------------------------------------------------
                                                                    HIGH YIELD INCOME FUND       INTERMEDIATE GOVERNMENT BOND FUND
                                                             ---------------------------------   ---------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                 ENDED                               ENDED
                                                             JUNE 30, 2009       YEAR ENDED      JUNE 30, 2009       YEAR ENDED
                                                              (UNAUDITED)    DECEMBER 31, 2008    (UNAUDITED)    DECEMBER 31, 2008
                                                             -------------   -----------------   -------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..........................      $ 1,780           $  4,008          $   589          $ 1,058
   Net realized gain (loss) ..............................       (3,862)           (10,909)               1              384
   Net change in unrealized appreciation
      (depreciation) .....................................        7,560             (5,110)          (1,062)           1,467
                                                                -------           --------          -------          -------
   Increase (decrease) in net assets resulting from
      operations .........................................        5,478            (12,011)            (472)           2,909
                                                                -------           --------          -------          -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ........................       (1,620)            (3,620)            (396)            (842)
   Net investment income, Class A ........................         (154)              (379)            (193)            (216)
   Net investment income, Class C ........................           (6)                (9)              --               --
   Net realized short-term gains, Class I ................           --                 --              (92)              --
   Net realized short-term gains, Class A ................           --                 --              (53)              --
   Net realized short-term gains, Class C ................           --                 --               --               --
   Net realized long-term gains, Class I .................           --                 --               --              (71)
   Net realized long-term gains, Class A .................           --                 --               --              (25)
   Net realized long-term gains, Class C .................           --                 --               --               --
                                                                -------           --------          -------          -------
   Decrease in net assets from distributions to
      shareholders .......................................       (1,780)            (4,008)            (734)          (1,154)
                                                                -------           --------          -------          -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
      Class I ............................................        1,888             (1,535)            (197)          10,991
   Change in net assets from share transactions,
      Class A ............................................         (345)              (354)           3,281            9,575
   Change in net assets from share transactions,
      Class C ............................................           50                 19               --               --
                                                                -------           --------          -------          -------
   Increase (decrease) in net assets from share
      transactions .......................................        1,593             (1,870)           3,084           20,566
                                                                -------           --------          -------          -------
   Net increase (decrease) in net assets .................        5,291            (17,889)           1,878           22,321
NET ASSETS
   Beginning of period ...................................       35,599             53,488           45,011           22,690
                                                                -------           --------          -------          -------
   End of period .........................................      $40,890           $ 35,599          $46,889          $45,011
                                                                =======           ========          =======          =======
   Accumulated undistributed net investment income
      (loss) at end of period ............................      $    68           $     68          $     6          $     6

(1)  Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

                                            FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------
  INTERMEDIATE TAX-EXEMPT BOND FUND         SHORT/INTERMEDIATE BOND FUND               TAX-EXEMPT BOND FUND
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
  JUNE 30, 2009        YEAR ENDED        JUNE 30, 2009        YEAR ENDED        JUNE 30, 2009        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2008      (UNAUDITED)     DECEMBER 31, 2008      (UNAUDITED)     DECEMBER 31, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------


    $  1,898           $  6,301           $  2,571             $  7,607            $  1,920          $  5,313
         (70)            (2,786)              (717)                 322                (238)           (1,636)

       5,213            (14,610)             5,880              (11,736)              6,254           (11,046)
    --------           --------           --------             --------            --------          --------

       7,041            (11,095)             7,734               (3,807)              7,936            (7,369)
    --------           --------           ---------             --------            --------         ---------

      (1,613)            (5,718)            (2,440)              (7,395)               (808)           (2,944)
        (271)              (655)               (97)                (184)             (1,080)           (2,363)
         (14)               (17)               (34)                 (28)                (32)              (42)
          --                 --                 --                   --                  --                --
          --                 --                 --                   --                  --                --
          --                 --                 --                   --                  --                --
          --               (144)                --                   --                  --               (78)
          --                (18)                --                   --                  --               (66)
          --                 --                 --                   --                  --                (1)
    --------           --------           --------             --------            --------          --------

      (1,898)            (6,552)            (2,571)              (7,607)             (1,920)           (5,494)
    --------           --------           --------             --------            --------          --------


     (14,155)           (60,834)           (24,073)             (86,965)            (12,828)          (20,752)

       1,377             (1,029)               223                 (232)             (1,736)           (5,341)

         802                191                787                1,080                 698               869
    --------           --------           --------             --------            --------          --------

     (11,976)           (61,672)           (23,063)             (86,117)            (13,866)          (25,224)
    --------           --------           --------             --------            --------          --------
      (6,833)           (79,319)           (17,900)             (97,531)             (7,850)          (38,087)

      95,590            174,909            121,985              219,516              92,291           130,378
    --------           --------           --------             --------            --------          --------
    $ 88,757           $ 95,590           $104,085             $121,985            $ 84,441          $ 92,291
    ========           ========           ========             ========            ========          ========

    $     (5)          $     (5)          $     --(1)          $     --            $      9          $      9

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                                      MONEY MARKET FUNDS
                                                             ---------------------------------------------------------------------
                                                              INSIGHT GOVERNMENT MONEY MARKET
                                                                           FUND                      INSIGHT MONEY MARKET FUND
                                                             ---------------------------------   ---------------------------------
                                                               SIX MONTHS                         SIX MONTHS
                                                                  ENDED                              ENDED
                                                             JUNE 30, 2009       YEAR ENDED      JUNE 30, 2009       YEAR ENDED
                                                              (UNAUDITED)    DECEMBER 31, 2008    (UNAUDITED)    DECEMBER 31, 2008
                                                             -------------   -----------------   -------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..........................      $  1,145          $ 11,355         $    8,624       $   100,795
   Net realized gain (loss) ..............................            --                 2              3,576           (19,522)
   Net change in unrealized appreciation
      (depreciation) .....................................            --                --                 --                --
   Payment by affiliate (See Note 3) .....................            --                --                 --            19,500
                                                                --------          --------         ----------       -----------
   Increase (decrease) in net assets resulting from
      operations .........................................         1,145            11,357             12,200           100,773
                                                                --------          --------         ----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I ........................          (969)           (7,341)            (6,544)          (70,598)
   Net investment income, Class A ........................          (177)           (4,014)            (1,608)          (22,446)
   Net investment income, Class C ........................            --                --                 --                --
   Net investment income, Exchange Shares ................            --                --               (472)           (7,751)
   Net realized short-term gains, Class I ................            --                --                 --                --
   Net realized short-term gains, Class A ................            --                --                 --                --
   Net realized long-term gains, Class I .................            --                --                 --                --
   Net realized long-term gains, Class A .................            --                --                 --                --
   Net realized long-term gains, Class C .................            --                --                 --                --
                                                                --------          --------         ----------       -----------
   Decrease in net assets from distributions to
      shareholders .......................................        (1,146)          (11,355)            (8,624)         (100,795)
                                                                --------          --------         ----------       -----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
      Class I ............................................         7,775           148,919            (20,707)       (1,186,035)
   Change in net assets from share transactions,
      Class A ............................................       (65,246)           21,786            (41,517)         (462,907)
   Change in net assets from share transactions,
      Class C ............................................            --                --                 --                --
   Change in net assets from share transactions,
      Exchange Shares ....................................            --                --           (122,341)         (190,079)
                                                                --------          --------         ----------       -----------
   Increase (decrease) in net assets from share
      transactions .......................................       (57,471)          170,705           (184,565)       (1,839,021)
                                                                --------          --------         ----------       -----------
   Net increase (decrease) in net assets .................       (57,472)          170,707           (180,989)       (1,839,043)
NET ASSETS
   Beginning of period ...................................       658,043           487,336          2,497,783         4,336,826
                                                                --------          --------         ----------       -----------
   End of period .........................................      $600,571          $658,043         $2,316,794       $ 2,497,783
                                                                ========          ========         ==========       ===========
   Accumulated undistributed net investment income
      (loss) at end of period ............................      $      3          $      4         $       --       $        --

                        See Notes to Financial Statements

          MONEY MARKET FUNDS
------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
------------------------------------
SIX MONTHS ENDED
  JUNE 30, 2009        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2008
----------------   -----------------


   $    2,880         $   27,286
           --                623

           --                 --
           --                 --
   ----------         ----------

        2,880             27,909
   ----------         ----------

       (2,717)           (23,229)
         (163)            (4,057)
           --                 --
           --                 --
           --               (229)
           --                (46)
          (37)              (118)
           (8)               (23)
           --                 --
   ----------         ----------

       (2,925)           (27,702)
   ----------         ----------


     (288,589)           123,487

      (48,975)             5,015

           --                 --

           --                 --
   ----------         ----------

     (337,564)           128,502
   ----------         ----------
     (337,609)           128,709

    1,415,487          1,286,778
   ----------         ----------
   $1,077,878         $1,415,487
   ==========         ==========

   $       --         $       --

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                                    DISTRIBUTIONS
                            NET                      NET       NON-RECURRING                                            FROM
                           ASSET                   REALIZED       PAYMENT        TOTAL    DIVIDENDS DISTRIBUTIONS   NON-RECURRING
                           VALUE,       NET          AND           FROM          FROM     FROM NET     FROM NET        PAYMENT
                         BEGINNING   INVESTMENT   UNREALIZED      FORMER      INVESTMENT INVESTMENT    REALIZED      FROM FORMER
                         OF PERIOD INCOME (LOSS) GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                         --------- ------------- ----------- ---------------- ---------- ---------- ------------- ----------------
BALANCED ALLOCATION FUND
CLASS I
1/1/09 to 6/30/09(11)      $10.46     0.127(7)      0.265             --         0.392     (0.132)         --              --
1/1/08 to 12/31/08          14.30     0.289(7)     (3.839)            --        (3.550)    (0.290)         --              --
1/1/07 to 12/31/07          15.00     0.338(7)      0.625             --         0.963     (0.345)     (1.318)             --
1/1/06 to 12/31/06          14.72     0.329(7)      0.990          0.017         1.336     (0.329)     (0.711)         (0.017)
1/1/05 to 12/31/05          14.99     0.296         0.812             --         1.108     (0.295)     (1.083)             --
1/1/04 to 12/31/04          13.50     0.272         1.504             --         1.776     (0.272)     (0.014)             --
CLASS A
1/1/09 to 6/30/09(11)      $10.42     0.113(7)      0.276             --         0.389     (0.119)         --              --
1/1/08 to 12/31/08          14.26     0.256(7)     (3.836)            --        (3.580)    (0.260)         --              --
1/1/07 to 12/31/07          14.96     0.298(7)      0.626             --         0.924     (0.306)     (1.318)             --
1/1/06 to 12/31/06          14.69     0.288(7)      0.988          0.016         1.292     (0.295)     (0.711)         (0.016)
1/1/05 to 12/31/05          14.97     0.269         0.793             --         1.062     (0.259)     (1.083)             --
1/1/04 to 12/31/04          13.49     0.242         1.496             --         1.738     (0.244)     (0.014)             --
CLASS C
1/1/09 to 6/30/09(11)      $10.42     0.076(7)      0.276             --         0.352     (0.082)         --              --
1/1/08 to 12/31/08          14.26     0.165(7)     (3.841)            --        (3.676)    (0.164)         --              --
1/1/07 to 12/31/07          14.96     0.183(7)      0.625             --         0.808     (0.190)     (1.318)             --
6/26/06 (inception) to
   12/31/06                 14.24     0.080(7)      1.244             --         1.324     (0.085)     (0.519)             --
CORE EQUITY FUND
CLASS I
1/1/09 to 6/30/09(11)      $13.64     0.043(7)      0.110             --         0.153     (0.053)         --              --
1/1/08 to 12/31/08          20.84     0.129(7)     (7.005)            --        (6.876)    (0.122)     (0.202)             --
1/1/07 to 12/31/07          21.85     0.205(7)      1.321             --         1.526     (0.219)     (2.317)             --
1/1/06 to 12/31/06          21.19     0.163(7)      2.704          0.055         2.922     (0.159)     (2.049)         (0.055)
1/1/05 to 12/31/05          21.91     0.117         1.837             --         1.954     (0.123)     (2.551)             --
1/1/04 to 12/31/04          20.44     0.144         2.544             --         2.688     (0.134)     (1.084)             --
CLASS A
1/1/09 to 6/30/09(11)      $13.42     0.027(7)      0.110             --         0.137     (0.037)         --              --
1/1/08 to 12/31/08          20.51     0.082(7)     (6.892)            --        (6.810)    (0.078)     (0.202)             --
1/1/07 to 12/31/07          21.53     0.148(7)      1.312             --         1.460     (0.163)     (2.317)             --
1/1/06 to 12/31/06          20.91     0.110(7)      2.663          0.054         2.827     (0.104)     (2.049)         (0.054)
1/1/05 to 12/31/05          21.66     0.070         1.803             --         1.873     (0.072)     (2.551)             --
1/1/04 to 12/31/04          20.24     0.078         2.521             --         2.599     (0.095)     (1.084)             --
CLASS C
1/1/09 to 6/30/09(11)      $13.36    (0.020)(7)     0.090             --         0.070         --          --              --
1/1/08 to 12/31/08          20.44    (0.039)(7)    (6.839)            --        (6.878)        --      (0.202)             --
1/1/07 to 12/31/07          21.49    (0.021)(7)     1.307             --         1.286     (0.019)     (2.317)             --
6/26/06 (inception) to
   12/31/06                 20.46    (0.022)(7)     2.633             --         2.611     (0.024)     (1.557)             --

         The footnote legend is at the end of the financial highlights.
                        See Notes to Financial Statements

                                               TOTAL RETURN                                               RATIO OF NET
              REDEMPTION   NET                  EXCLUDING            NET      RATIO OF NET RATIO OF GROSS  INVESTMENT
                 FEES     ASSET               NON-RECURRING        ASSETS,      OPERATING     OPERATING      INCOME
               ADDED TO  VALUE,                  PAYMENT           END OF      EXPENSES TO    EXPENSES         TO      PORTFOLIO
    TOTAL       PAID-IN  END OF   TOTAL        FROM FORMER         PERIOD      AVERAGE NET   TO AVERAGE    AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3)  ADMINISTRATOR(3)(8) (IN THOUSANDS)    ASSETS      NET ASSETS      ASSETS       RATE
------------- ---------- ------ ---------  ------------------- -------------- ------------ -------------- ------------ ---------


   (0.132)          --   $10.72   3.81%(2)          --%           $ 45,977      0.84%(1)      0.89%(1)      2.49%(1)     23%(2)
   (0.290)          --    10.46 (25.10)             --              46,545      0.83          0.88          2.28         55
   (1.663)          --    14.30   6.48              --              71,603      0.77          0.82          2.18         71
   (1.057)       0.001    15.00   9.26            9.14              74,724      0.76          0.82          2.20         66
   (1.378)          --    14.72   7.45              --              71,570      0.79          0.84          1.95         61
   (0.286)          --    14.99  13.32              --              64,065      0.88          0.95          1.94         66

   (0.119)          --   $10.69   3.79%(2)          --%           $  7,064      1.09%(1)      1.09%(1)      2.24%(1)     23%(2)
   (0.260)          --    10.42 (25.35)             --               7,050      1.08          1.08          2.02         55
   (1.624)          --    14.26   6.16              --              11,646      1.02          1.02          1.93         71
   (1.022)          --    14.96   9.03            8.92              12,613      1.01          1.02          1.93         66
   (1.342)          --    14.69   7.14              --               2,953      1.04          1.09          1.74         61
   (0.258)          --    14.97  13.02              --               1,641      1.13          1.20          1.69         66

   (0.082)          --   $10.69   3.42%(2)          --%           $    436      1.84%(1)      1.84%(1)      1.50%(1)     23%(2)
   (0.164)          --    10.42 (25.93)             --                 498      1.83          1.83          1.33         55
   (1.508)          --    14.26   5.45              --                 321      1.78          1.78          1.19         71

   (0.604)          --    14.96   9.31(2)           --                 255      1.77(1)       1.77(1)       1.04(1)      66(2)


   (0.053)          --   $13.74   1.13%(2)          --%           $ 76,580      0.98%(1)      1.03%(1)      0.67%(1)     40%(2)
   (0.324)          --    13.64 (33.36)             --              76,658      0.95          1.00          0.73         68
   (2.536)          --    20.84   7.06              --             124,328      0.91          0.96          0.91         58
   (2.263)       0.001    21.85  13.98           13.07             146,245      0.90          0.95          0.74         74
   (2.674)          --    21.19   8.97              --             135,587      0.93          0.97          0.54         80
   (1.218)          --    21.91  13.32              --             128,125      1.00          1.02          0.67         83

   (0.037)          --   $13.52   1.10%(2)          --%           $  6,483      1.23%(1)      1.23%(1)      0.43%(1)     40%(2)
   (0.280)          --    13.42 (33.54)             --               5,943      1.20          1.20          0.47         68
   (2.480)          --    20.51   6.81              --              10,265      1.16          1.16          0.66         58
   (2.207)          --    21.53  13.73           13.46              11,795      1.16          1.16          0.50         74
   (2.623)          --    20.91   8.70              --               1,009      1.18          1.22          0.29         80
   (1.179)          --    21.66  13.01              --                 809      1.25          1.27          0.42         83

       --           --   $13.43   0.67%(2)          --%           $    440      1.99%(1)      1.99%(1)     (0.31)%(1)    40%(2)
   (0.202)          --    13.36 (34.04)             --                 617      1.95          1.95         (0.23)        68
   (2.336)          --    20.44   6.00              --                 251      1.92          1.92         (0.10)        58

   (1.581)          --    21.49  12.84(2)           --                 171      1.89(1)       1.89(1)      (0.19)(1)     74(2)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                                    DISTRIBUTIONS
                            NET                      NET       NON-RECURRING                                            FROM
                           ASSET                   REALIZED       PAYMENT        TOTAL    DIVIDENDS DISTRIBUTIONS   NON-RECURRING
                           VALUE,       NET          AND           FROM          FROM     FROM NET     FROM NET        PAYMENT
                         BEGINNING   INVESTMENT   UNREALIZED      FORMER      INVESTMENT INVESTMENT    REALIZED      FROM FORMER
                         OF PERIOD INCOME (LOSS) GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                         --------- ------------- ----------- ---------------- ---------- ---------- ------------- ----------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
CLASS I
1/1/09 to 6/30/09(11)      $ 8.39    (0.002)(7)     0.114             --         0.112    (0.002)          --              --
1/1/08 to 12/31/08          13.23    (0.012)(7)    (4.828)            --        (4.840)       --           --              --
1/1/07 to 12/31/07          19.67     0.010(7)     (1.881)            --        (1.871)       --(9)    (4.569)             --
1/1/06 to 12/31/06          21.48    (0.001)(7)     1.854          0.036         1.889    (0.002)      (3.661)         (0.036)
1/1/05 to 12/31/05          24.64     0.042         1.133             --         1.175    (0.045)      (4.294)             --
1/1/04 to 12/31/04          22.74     0.083         5.161             --         5.244    (0.059)      (3.322)             --
CLASS A
1/1/09 to 6/30/09(11)      $ 7.91    (0.010)(7)     0.100             --         0.090        --           --              --
1/1/08 to 12/31/08          12.50    (0.039)(7)    (4.551)            --        (4.590)       --           --              --
1/1/07 to 12/31/07          18.91    (0.040)(7)    (1.801)            --        (1.841)       --(9)    (4.569)             --
1/1/06 to 12/31/06          20.81    (0.034)(7)     1.795          0.034         1.795        --       (3.661)         (0.034)
1/1/05 to 12/31/05          24.03    (0.089)        1.159             --         1.070        --       (4.294)             --
1/1/04 to 12/31/04          22.27     0.042         5.003             --         5.045    (0.025)      (3.322)             --
CLASS C
1/1/09 to 6/30/09(11)      $ 7.73    (0.037)(7)     0.097             --         0.060        --           --              --
1/1/08 to 12/31/08          12.31    (0.115)(7)    (4.465)            --        (4.580)       --           --              --
1/1/07 to 12/31/07          18.83    (0.185)(7)    (1.766)            --        (1.951)       --(9)    (4.569)             --
6/26/06 (inception) to
   12/31/06                 20.31    (0.104)(7)     1.269             --         1.165        --       (2.645)             --
DISCIPLINED SMALL-CAP VALUE FUND
CLASS I
1/1/09 to 6/30/09(11)      $21.89     0.040(7)     (1.255)            --        (1.215)   (0.015)          --              --
1/1/08 to 12/31/08          31.11     0.105(7)     (9.245)            --        (9.140)   (0.080)          --              --
1/1/07 to 12/31/07          44.42     0.215(7)     (3.651)            --        (3.436)   (0.210)      (9.664)             --
1/1/06 to 12/31/06          47.40     0.097(7)      4.976          0.060         5.133    (0.133)      (7.921)         (0.060)
1/1/05 to 12/31/05          50.67     0.266         4.246             --         4.512    (0.241)      (7.581)             --
1/1/04 to 12/31/04          45.10     0.333        12.228             --        12.561    (0.274)      (6.826)             --
CLASS A
1/1/09 to 6/30/09(11)      $21.64     0.008(7)     (1.243)            --        (1.235)   (0.015)          --              --
1/1/08 to 12/31/08          30.72     0.025(7)     (9.093)            --        (9.068)   (0.012)          --              --
1/1/07 to 12/31/07          43.97     0.106(7)     (3.602)            --        (3.496)   (0.090)      (9.664)             --
1/1/06 to 12/31/06          47.02     0.050(7)      4.852          0.045         4.947    (0.031)      (7.921)         (0.045)
1/1/05 to 12/31/05          50.35     0.173         4.180             --         4.353    (0.135)      (7.581)             --
1/1/04 to 12/31/04          44.92     0.198        12.004             --        12.202    (0.229)      (6.826)             --
CLASS C
1/1/09 to 6/30/09(11)      $21.26    (0.063)(7)    (1.222)            --        (1.285)   (0.015)          --              --
1/1/08 to 12/31/08          30.39    (0.130)(7)    (9.000)            --        (9.130)       --           --              --
1/1/07 to 12/31/07          43.82    (0.190)(7)    (3.576)            --        (3.766)       --(9)    (9.664)             --
6/26/06 (inception) to
   12/31/06                 45.40    (0.187)(7)     4.647             --         4.460        --       (6.040)             --

         The footnote legend is at the end of the financial highlights.
                      See Notes to Financial Statements

                                                TOTAL RETURN                                               RATIO OF NET
              REDEMPTION   NET                   EXCLUDING            NET      RATIO OF NET RATIO OF GROSS  INVESTMENT
                 FEES     ASSET                NON-RECURRING        ASSETS,      OPERATING     OPERATING      INCOME
               ADDED TO  VALUE,                   PAYMENT           END OF      EXPENSES TO    EXPENSES         TO      PORTFOLIO
    TOTAL       PAID-IN  END OF   TOTAL         FROM FORMER         PERIOD      AVERAGE NET   TO AVERAGE    AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3)   ADMINISTRATOR(3)(8) (IN THOUSANDS)    ASSETS      NET ASSETS      ASSETS       RATE
------------- ---------- ------ ---------   ------------------- -------------- ------------ -------------- ------------ ---------


   (0.002)          --   $ 8.50   1.34%(2)            --%          $ 46,739      1.18%(1)       1.23%(1)    (0.05)%(1)    40%(2)
       --           --     8.39 (36.58)               --             50,568      1.10           1.15        (0.10)        72
   (4.569)          --    13.23 (10.33)               --            112,397      1.00           1.05         0.05         92
   (3.699)          --    19.67   8.73              8.56            399,712      0.93           0.99         0.00         85
   (4.339)       0.004    21.48   4.55                --            480,501      0.94           0.97         0.16         76
   (3.381)       0.037    24.64  24.16(6)             --            544,635      1.00           1.00         0.36         64

       --           --   $ 8.00   1.14%(2)            --%          $ 16,043      1.43%(1)       1.43%(1)    (0.28)%(1)    40%(2)
       --           --     7.91 (36.72)               --             20,421      1.35           1.35        (0.36)        72
   (4.569)          --    12.50 (10.61)               --             49,593      1.25           1.25        (0.22)        92
   (3.695)          --    18.91   8.50              8.34             86,850      1.20           1.20        (0.17)        85
   (4.294)       0.004    20.81   4.28                --             12,094      1.19           1.22        (0.18)        76
   (3.347)       0.062    24.03  23.88(6)             --             66,179      1.25           1.25         0.33         64

       --           --   $ 7.79   0.78%(2)            --%          $    544      2.18%(1)       2.18%(1)    (1.06)%(1)    40%(2)
       --           --     7.73 (37.21)               --                513      2.10           2.10        (1.09)        72
   (4.569)          --    12.31 (11.26)               --                612      2.02           2.02        (1.06)        92

   (2.645)          --    18.83   5.77(2)             --                249      1.92(1)        1.92(1)     (0.98)(1)     85(2)


   (0.015)          --   $20.66  (5.55)%(2)           --%          $ 42,245      1.19%(1)       1.24%(1)     0.42%(1)     69%(2)
   (0.080)          --    21.89 (29.36)               --             51,715      1.06           1.11         0.38         77
   (9.874)          --    31.11  (8.93)               --             92,809      0.96           1.01         0.50         83
   (8.114)       0.001    44.42  10.92             10.82            297,831      0.88           0.94         0.20         92
   (7.822)       0.040    47.40   8.90                --            335,085      0.90           0.94         0.49         74
   (7.100)       0.109    50.67  28.93(6)             --            369,311      0.93           0.94         0.69         70

   (0.015)          --   $20.39  (5.66)%(2)           --%          $ 55,033      1.44%(1)       1.44%(1)     0.09%(1)     69%(2)
   (0.012)          --    21.64 (29.52)               --             14,895      1.31           1.31         0.09         77
   (9.754)          --    30.72  (9.17)               --             35,478      1.21           1.21         0.25         83
   (7.997)          --    43.97  10.62             10.52             83,558      1.16           1.17         0.11         92
   (7.716)       0.033    47.02   8.63                --             11,226      1.15           1.19         0.24         74
   (7.055)       0.283    50.35  28.62(6)             --              8,352      1.18           1.19         0.57         70

   (0.015)          --   $19.96  (6.04)%(2)           --%          $ 14,847      2.19%(1)       2.19%(1)    (0.68)%(1)    69%(2)
       --           --    21.26 (30.04)               --                203      2.06           2.06        (0.49)        77
   (9.664)          --    30.39  (9.85)               --                249      1.98           1.98        (0.47)        83

   (6.040)          --    43.82   9.86(2)             --                167      1.89(1)        1.89(1)     (0.77)(1)     92(2)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                                    DISTRIBUTIONS
                            NET                      NET       NON-RECURRING                                            FROM
                           ASSET                   REALIZED       PAYMENT        TOTAL    DIVIDENDS DISTRIBUTIONS   NON-RECURRING
                           VALUE,       NET          AND           FROM          FROM     FROM NET     FROM NET        PAYMENT
                         BEGINNING   INVESTMENT   UNREALIZED      FORMER      INVESTMENT INVESTMENT    REALIZED      FROM FORMER
                         OF PERIOD INCOME (LOSS) GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                         --------- ------------- ----------- ---------------- ---------- ---------- ------------- ----------------
EMERGING MARKETS OPPORTUNITIES FUND
CLASS I
1/1/09 to 6/30/09(11)      $ 4.90    0.062(7)       0.980             --         1.042     (0.052)         --              --
1/1/08 to 12/31/08          10.08    0.060(7)      (4.433)            --        (4.373)    (0.107)     (0.700)             --
1/1/07 to 12/31/07          12.34    0.145(7)       3.624             --         3.769     (0.088)     (5.941)             --
1/1/06 to 12/31/06          12.43    0.202(7)       3.324          0.007         3.533     (0.221)     (3.395)         (0.007)
1/1/05 to 12/31/05          11.01    0.145          3.151             --         3.296     (0.112)     (1.764)             --
1/1/04 to 12/31/04          10.03    0.106          1.843             --         1.949     (0.110)     (0.860)             --
CLASS A
1/1/09 to 6/30/09(11)      $ 4.76    0.051(7)       0.944             --         0.995     (0.045)         --              --
1/1/08 to 12/31/08           9.80    0.046(7)      (4.297)            --        (4.251)    (0.089)     (0.700)             --
1/1/07 to 12/31/07          12.14    0.088(7)       3.573             --         3.661     (0.060)     (5.941)             --
1/1/06 to 12/31/06          12.27    0.078(7)       3.362          0.007         3.447     (0.175)     (3.395)         (0.007)
1/1/05 to 12/31/05          10.88    0.103          3.137             --         3.240     (0.086)     (1.764)             --
1/1/04 to 12/31/04           9.94    0.030          1.864             --         1.894     (0.096)     (0.860)             --
CLASS C
1/1/09 to 6/30/09(11)      $ 4.72    0.031(7)       0.933             --         0.964     (0.024)         --              --
1/1/08 to 12/31/08           9.69   (0.004)(7)     (4.232)            --        (4.236)    (0.034)     (0.700)             --
1/1/07 to 12/31/07          12.14    0.001(7)       3.550             --         3.551     (0.060)     (5.941)             --
6/26/06 (inception) to
   12/31/06                 11.71   (0.033)(7)      3.353             --         3.320     (0.074)     (2.816)             --
VALUE EQUITY FUND
CLASS I
1/1/09 to 6/30/09(11)      $ 8.49    0.065(7)      (0.139)            --        (0.074)    (0.076)         --              --
1/1/08 to 12/31/08          13.94    0.157(7)      (5.056)            --        (4.899)    (0.146)     (0.405)             --
1/1/07 to 12/31/07          14.66    0.175(7)       1.279             --         1.454     (0.180)     (1.994)             --
1/1/06 to 12/31/06          13.88    0.141(7)       2.038          0.035         2.214     (0.141)     (1.259)         (0.035)
1/1/05 to 12/31/05          13.44    0.170          1.513             --         1.683     (0.173)     (1.070)             --
1/1/04 to 12/31/04          11.48    0.111          1.961             --         2.072     (0.112)         --              --
CLASS A
1/1/09 to 6/30/09(11)      $ 8.57    0.056(7)      (0.150)            --        (0.094)    (0.066)         --              --
1/1/08 to 12/31/08          14.06    0.131(7)      (5.098)            --        (4.967)    (0.118)     (0.405)             --
1/1/07 to 12/31/07          14.77    0.137(7)       1.288             --         1.425     (0.141)     (1.994)             --
1/1/06 to 12/31/06          13.97    0.126(7)       2.039          0.031         2.196     (0.106)     (1.259)         (0.031)
1/1/05 to 12/31/05          13.53    0.130          1.520             --         1.650     (0.140)     (1.070)             --
1/1/04 to 12/31/04          11.56    0.041          2.015             --         2.056     (0.086)         --              --
CLASS C
1/1/09 to 6/30/09(11)      $ 8.56    0.030(7)      (0.153)            --        (0.123)    (0.037)         --              --
1/1/08 to 12/31/08          14.04    0.041(7)      (5.085)            --        (5.044)    (0.031)     (0.405)             --
1/1/07 to 12/31/07          14.76    0.018(7)       1.277             --         1.295     (0.021)     (1.994)             --
6/26/06 (inception) to
   12/31/06                 14.20    0.012(7)       1.603             --         1.615     (0.015)     (1.040)             --

         The footnote legend is at the end of the financial highlights.
                        See Notes to Financial Statements

                                                TOTAL RETURN                                               RATIO OF NET
              REDEMPTION   NET                   EXCLUDING            NET      RATIO OF NET RATIO OF GROSS  INVESTMENT
                 FEES     ASSET                NON-RECURRING        ASSETS,      OPERATING     OPERATING      INCOME
               ADDED TO  VALUE,                   PAYMENT           END OF      EXPENSES TO    EXPENSES         TO      PORTFOLIO
    TOTAL       PAID-IN  END OF   TOTAL         FROM FORMER         PERIOD      AVERAGE NET   TO AVERAGE    AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3)   ADMINISTRATOR(3)(8) (IN THOUSANDS)    ASSETS      NET ASSETS      ASSETS       RATE
------------- ---------- ------ ---------   ------------------- -------------- ------------ -------------- ------------ ---------


   (0.052)        --     $ 5.89  21.31%(2)            --%          $136,545      1.44%(1)      1.49%(1)       2.45%(1)    47%(2)
   (0.807)        --       4.90 (45.90)               --             63,699      1.54          1.59           0.77       126
   (6.029)        --      10.08  37.39                --            199,197      1.34          1.39           1.22        92
   (3.623)        --(9)   12.34  29.60             28.54            242,422      1.32          1.50           1.51        83
   (1.876)        --      12.43  31.23                --            329,081      1.45          1.60           1.20        43
   (0.970)     0.001      11.01  20.04                --            302,250      1.58          1.60           0.92        49

   (0.045)        --     $ 5.71  20.95%(2)            --%          $ 26,977      1.70%(1)      1.70%(1)       2.05%(1)    47%(2)
   (0.789)        --       4.76 (46.04)               --             11,281      1.79          1.79           0.65       126
   (6.001)        --       9.80  37.16                --             11,616      1.60          1.60           0.77        92
   (3.577)        --(9)   12.14  29.21             29.15              7,456      1.59          1.63           0.60        83
   (1.850)        --      12.27  31.08                --              1,205      1.70          1.85           0.91        43
   (0.956)     0.002      10.88  19.67                --                916      1.83          1.85           0.49        49

   (0.024)        --     $ 5.66  20.71%(2)            --%          $  1,438      2.47%(1)      2.47%(1)       1.25%(1)    47%(2)
   (0.734)        --       4.72 (46.50)               --                307      2.54          2.54          (0.05)      126
   (6.001)        --       9.69  35.89                --                373      2.35          2.35           0.01        92

   (2.890)        --      12.14  29.04(2)             --                186      2.30(1)       2.30(1)       (0.49)(1)    83(2)


   (0.076)        --     $ 8.34  (0.80)%(2)           --%          $144,494      0.92%(1)      0.97%(1)       1.67%(1)    27%(2)
   (0.551)        --       8.49 (36.26)               --            150,922      0.90          0.95           1.37        56
   (2.174)        --      13.94  10.10                --            272,426      0.87          0.92           1.13        55
   (1.435)     0.001      14.66  16.12             15.85            278,841      0.87          0.93           0.96        59
   (1.243)        --      13.88  12.52                --            261,584      0.87          0.91           1.20        63
   (0.112)        --      13.44  18.14                --            244,336      0.94          0.94           0.91        73

   (0.066)        --     $ 8.41  (1.04)%(2)           --%          $ 15,117      1.17%(1)      1.17%(1)       1.43%(1)    27%(2)
   (0.523)        --       8.57 (36.39)               --             15,946      1.15          1.15           1.14        56
   (2.135)        --      14.06   9.82                --             22,330      1.12          1.12           0.88        55
   (1.396)        --      14.77  15.85             15.62             25,800      1.14          1.14           0.84        59
   (1.210)        --      13.97  12.18                --              2,416      1.12          1.16           1.00        63
   (0.086)        --      13.53  17.85                --              1,127      1.19          1.19           0.71        73

   (0.037)        --     $ 8.40  (1.40)%(2)           --%          $    186      1.91%(1)      1.91%(1)       0.76%(1)    27%(2)
   (0.436)        --       8.56 (36.87)               --                406      1.90          1.90           0.36        56
   (2.015)        --      14.04   8.92                --                691      1.87          1.87           0.12        55

   (1.055)        --      14.76  11.35(2)             --                175      1.89(1)       1.89(1)        0.15(1)     59(2)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                                    DISTRIBUTIONS
                            NET                      NET       NON-RECURRING                                            FROM
                           ASSET                   REALIZED       PAYMENT        TOTAL    DIVIDENDS DISTRIBUTIONS   NON-RECURRING
                           VALUE,       NET          AND           FROM          FROM     FROM NET     FROM NET        PAYMENT
                         BEGINNING   INVESTMENT   UNREALIZED      FORMER      INVESTMENT INVESTMENT    REALIZED      FROM FORMER
                         OF PERIOD INCOME (LOSS) GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                         --------- ------------- ----------- ---------------- ---------- ---------- ------------- ----------------
HIGH YIELD INCOME FUND
CLASS I
1/1/09 to 6/30/09(11)      $ 8.45     0.419(7)      0.888             --         1.307     (0.417)         --             --
1/1/08 to 12/31/08          11.87     0.880(7)     (3.417)            --        (2.537)    (0.883)         --             --
1/1/07 to 12/31/07          12.45     0.893(7)     (0.578)            --         0.315     (0.895)         --             --
1/1/06 to 12/31/06          12.44     0.848(7)      0.023          0.013         0.884     (0.861)         --         (0.013)
1/1/05 to 12/31/05          13.07     0.831        (0.592)            --         0.239     (0.832)     (0.037)            --
1/1/04 to 12/31/04          12.83     0.878         0.431             --         1.309     (0.878)     (0.191)            --
CLASS A
1/1/09 to 6/30/09(11)      $ 8.45     0.411(7)      0.885             --         1.296     (0.406)         --             --
1/1/08 to 12/31/08          11.87     0.855(7)     (3.421)            --        (2.566)    (0.854)         --             --
1/1/07 to 12/31/07          12.45     0.865(7)     (0.581)            --         0.284     (0.864)         --             --
1/1/06 to 12/31/06          12.44     0.880(7)     (0.039)         0.013         0.854     (0.831)         --         (0.013)
1/1/05 to 12/31/05          13.07     0.799        (0.592)            --         0.207     (0.800)     (0.037)            --
5/17/04 (inception) to
   12/31/04                 12.43     0.527         0.831             --         1.358     (0.527)     (0.191)            --
CLASS C
1/1/09 to 6/30/09(11)      $ 8.45     0.374(7)      0.889             --         1.263     (0.373)         --             --
1/1/08 to 12/31/08          11.87     0.775(7)     (3.417)            --        (2.642)    (0.778)         --             --
1/1/07 to 12/31/07          12.45     0.772(7)     (0.580)            --         0.192     (0.772)         --             --
6/26/06 (inception) to
   12/31/06                 11.98     0.374(7)      0.474             --         0.848     (0.378)         --             --
INTERMEDIATE GOVERNMENT BOND FUND
CLASS I
1/1/09 to 6/30/09(11)      $17.63     0.216(7)     (0.387)            --        (0.171)    (0.216)     (0.053)            --
1/1/08 to 12/31/08          16.75     0.621(7)      0.927             --         1.548     (0.626)     (0.042)            --
1/1/07 to 12/31/07          16.37     0.733(7)      0.381             --         1.114     (0.734)         --             --
1/1/06 to 12/31/06          16.50     0.732(7)     (0.133)         0.095         0.694     (0.732)         --         (0.095)
1/1/05 to 12/31/05          16.84     0.697        (0.277)            --         0.420     (0.706)     (0.055)            --
1/1/04 to 12/31/04          17.12     0.593        (0.094)            --         0.499     (0.593)     (0.186)            --
CLASS A
1/1/09 to 6/30/09(11)      $17.63     0.195(7)     (0.388)            --        (0.193)    (0.194)     (0.053)            --
1/1/08 to 12/31/08          16.75     0.569(7)      0.937             --         1.506     (0.584)     (0.042)            --
1/1/07 to 12/31/07          16.36     0.692(7)      0.391             --         1.083     (0.693)         --             --
1/1/06 to 12/31/06          16.50     0.692(7)     (0.142)         0.095         0.645     (0.691)         --         (0.095)
1/1/05 to 12/31/05          16.84     0.655        (0.278)            --         0.377     (0.664)     (0.055)            --
1/1/04 to 12/31/04          17.12     0.550        (0.094)            --         0.456     (0.550)     (0.186)            --
INTERMEDIATE TAX-EXEMPT BOND FUND
CLASS I
1/1/09 to 6/30/09(11)      $ 9.58     0.212(7)      0.539             --         0.751     (0.211)         --             --
1/1/08 to 12/31/08          10.78     0.434(7)     (1.181)            --        (0.747)    (0.442)     (0.011)            --
1/1/07 to 12/31/07          10.93     0.435(7)     (0.060)            --         0.375     (0.435)     (0.090)            --
1/1/06 to 12/31/06          11.16     0.469(7)      0.004          0.020         0.493     (0.489)     (0.214)        (0.020)
1/1/05 to 12/31/05          11.41     0.494        (0.250)            --         0.244     (0.494)         --             --
1/1/04 to 12/31/04          11.55     0.479        (0.140)            --         0.339     (0.479)         --             --

         The footnote legend is at the end of the financial highlights.
                       See Notes to Financial Statements

                                                TOTAL RETURN                                               RATIO OF NET
              REDEMPTION   NET                   EXCLUDING            NET      RATIO OF NET RATIO OF GROSS  INVESTMENT
                 FEES     ASSET                NON-RECURRING        ASSETS,      OPERATING     OPERATING      INCOME
               ADDED TO  VALUE,                   PAYMENT           END OF      EXPENSES TO    EXPENSES         TO      PORTFOLIO
    TOTAL       PAID-IN  END OF   TOTAL         FROM FORMER         PERIOD      AVERAGE NET   TO AVERAGE    AVERAGE NET  TURNOVER
DISTRIBUTIONS CAPITAL(4) PERIOD RETURN(3)   ADMINISTRATOR(3)(8) (IN THOUSANDS)    ASSETS      NET ASSETS      ASSETS       RATE
------------- ---------- ------ ---------   ------------------- -------------- ------------ -------------- ------------ ---------



   (0.417)        --     $ 9.34  15.83%(2)           --%           $ 37,177      0.83%(1)       0.88%(1)      9.54%(1)    72%(2)
   (0.883)        --       8.45 (22.44)              --              31,932      0.83           0.88          8.33       121
   (0.895)        --      11.87   2.52               --              47,958      0.74           0.79          7.22       117
   (0.874)        --(9)   12.45   7.31             7.20              68,692      0.64           0.76          6.90       147
   (0.869)        --      12.44   1.94               --              74,697      0.58           0.78          6.80        42
   (1.069)        --      13.07  10.65               --              83,101      0.61           0.76          6.80        57

   (0.406)        --     $ 9.34  15.69%(2)           --%           $  3,531      1.09%(1)       1.09%(1)      9.36%(1)    72%(2)
   (0.854)        --       8.45 (22.63)              --               3,550      1.08           1.08          8.09       121
   (0.864)        --      11.87   2.34               --               5,390      0.99           0.99          7.01       117
   (0.844)        --(9)   12.45   6.97             6.86               5,648      0.96           1.02          7.16       147
   (0.837)        --      12.44   1.68               --                 442      0.83           1.03          6.55        42

   (0.718)        --      13.07  11.15(2)            --                 176      0.86(1)        1.05(1)       6.61(1)     57(2)

   (0.373)        --     $ 9.34  15.27%(2)           --%           $    182      1.83%(1)       1.83%(1)      8.48%(1)    72%(2)
   (0.778)        --       8.45 (23.21)              --                 117      1.84           1.84          7.37       121
   (0.772)        --      11.87   1.50               --                 140      1.74           1.74          6.26       117

   (0.378)        --      12.45   7.17(2)            --                 139      1.71(1)        1.71(1)       5.94(1)    147(2)


   (0.269)        --     $17.19  (0.96)%(2)          --%           $ 29,735      0.65%(1)       0.84%(1)      2.51%(1)    16%(2)
   (0.668)        --      17.63   9.47               --              30,722      0.51           0.92          3.67        43
   (0.734)        --      16.75   6.98               --              18,429      0.50           0.94          4.46        35
   (0.827)     0.003      16.37   4.37             3.76              19,970      0.47           1.02          4.49        22
   (0.761)     0.001      16.50   2.49               --              20,235      0.48           0.94          3.76        71
   (0.779)        --      16.84   3.05               --              41,993      0.50           0.84          3.48        35

   (0.247)        --     $17.19  (1.09)%(2)          --%           $ 17,154      0.90%(1)       1.05%(1)      2.27%(1)    16%(2)
   (0.626)        --      17.63   9.20               --              14,289      0.76           1.12          3.36        43
   (0.693)        --      16.75   6.72               --               4,261      0.75           1.13          4.22        35
   (0.786)     0.001      16.36   4.11             3.50               6,118      0.74           1.21          4.24        22
   (0.719)     0.002      16.50   2.23               --               2,480      0.73           1.19          3.58        71
   (0.736)        --      16.84   2.79               --               2,976      0.75           1.09          3.23        35


   (0.211)        --     $10.12   7.78%(2)           --%           $ 72,657      0.60%(1)       0.75%(1)      4.27%(1)    63%(2)
   (0.453)        --       9.58  (7.04)              --              82,418      0.60           0.72          4.17        73
   (0.525)        --      10.78   3.43               --             158,834      0.60           0.69          4.01        39
   (0.723)        --(9)   10.93   4.45             4.26             203,378      0.51           0.68          4.24        76
   (0.494)        --      11.16   2.19               --             229,320      0.39           0.67          4.38        46
   (0.479)        --      11.41   3.02               --             232,419      0.44           0.70          4.19        27

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                                                      DISTRIBUTIONS
                          NET                     NET        NON-RECURRING                                                FROM
                         ASSET        NET      REALIZED         PAYMENT         TOTAL    DIVIDENDS   DISTRIBUTIONS   NON-RECURRING
                         VALUE,   INVESTMENT      AND            FROM           FROM      FROM NET      FROM NET        PAYMENT
                       BEGINNING    INCOME     UNREALIZED       FORMER       INVESTMENT  INVESTMENT     REALIZED      FROM FORMER
                       OF PERIOD    (LOSS)    GAIN/(LOSS)  ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS      ADMINISTRATOR(8)
                       ---------  ----------  -----------  ----------------  ----------  ----------  -------------  ----------------
INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)
CLASS A
1/1/09 to 6/30/09(11)    $ 9.58    0.200(7)      0.539              --          0.739      (0.199)          --               --
1/1/08 to 12/31/08        10.78    0.409(7)     (1.183)             --         (0.774)     (0.415)      (0.011)              --
1/1/07 to 12/31/07        10.93    0.408(7)     (0.060)             --          0.348      (0.408)      (0.090)              --
1/1/06 to 12/31/06        11.16    0.435(7)      0.011           0.020          0.466      (0.462)      (0.214)          (0.020)
1/1/05 to 12/31/05        11.41    0.466        (0.250)             --          0.216      (0.466)          --               --
1/1/04 to 12/31/04        11.55    0.451        (0.140)             --          0.311      (0.451)          --               --
CLASS C
1/1/09 to 6/30/09(11)    $ 9.58    0.158(7)      0.543              --          0.701      (0.161)          --               --
1/1/08 to 12/31/08        10.78    0.332(7)     (1.183)             --         (0.851)     (0.338)      (0.011)              --
1/1/07 to 12/31/07        10.94    0.324(7)     (0.068)             --          0.256      (0.326)      (0.090)              --
6/26/06 (inception)
   to 12/31/06            10.91    0.180(7)      0.246              --          0.426      (0.182)      (0.214)              --
SHORT/INTERMEDIATE BOND FUND
CLASS I
1/1/09 to 6/30/09(11)    $ 9.41    0.223(7)      0.450              --          0.673      (0.223)          --               --
1/1/08 to 12/31/08        10.05    0.428(7)     (0.637)             --         (0.209)     (0.431)          --               --
1/1/07 to 12/31/07        10.03    0.430(7)      0.021              --          0.451      (0.431)          --               --
1/1/06 to 12/31/06        10.04    0.407(7)      0.008           0.018          0.433      (0.425)          --           (0.018)
1/1/05 to 12/31/05        10.29    0.385        (0.248)             --          0.137      (0.387)          --               --
1/1/04 to 12/31/04        10.38    0.387        (0.090)             --          0.297      (0.387)          --               --
CLASS A
1/1/09 to 6/30/09(11)    $ 9.41    0.212(7)      0.449              --          0.661      (0.211)          --               --
1/1/08 to 12/31/08        10.05    0.405(7)     (0.640)             --         (0.235)     (0.405)          --               --
1/1/07 to 12/31/07        10.03    0.405(7)      0.021              --          0.426      (0.406)          --               --
1/1/06 to 12/31/06        10.04    0.381(7)      0.010           0.018          0.409      (0.400)          --           (0.019)
1/1/05 to 12/31/05        10.29    0.359        (0.248)             --          0.111      (0.361)          --               --
1/1/04 to 12/31/04        10.38    0.362        (0.090)             --          0.272      (0.362)          --               --
CLASS C
1/1/09 to 6/30/09(11)    $ 9.41    0.177(7)      0.449              --          0.626      (0.176)          --               --
1/1/08 to 12/31/08        10.05    0.335(7)     (0.642)             --         (0.307)     (0.333)          --               --
1/1/07 to 12/31/07        10.03    0.335(7)      0.016              --          0.351      (0.331)          --               --
6/26/06 (inception)
   to 12/31/06             9.80    0.156(7)      0.230              --          0.386      (0.156)          --               --
TAX-EXEMPT BOND FUND
CLASS I
1/1/09 to 6/30/09(11)    $ 9.32    0.222(7)      0.649              --          0.871      (0.221)          --               --
1/1/08 to 12/31/08        10.36    0.448(7)     (1.023)             --         (0.575)     (0.453)      (0.012)              --
1/1/07 to 12/31/07        10.49    0.437(7)     (0.085)             --          0.352      (0.437)      (0.045)              --
1/1/06 to 12/31/06        10.74    0.468(7)      0.023           0.023          0.514      (0.494)      (0.247)          (0.023)
1/1/05 to 12/31/05        11.02    0.497        (0.200)             --          0.297      (0.497)      (0.080)              --
1/1/04 to 12/31/04        11.33    0.503        (0.123)             --          0.380      (0.503)      (0.187)              --
CLASS A
1/1/09 to 6/30/09(11)    $ 9.32    0.210(7)      0.647              --          0.857      (0.207)          --               --
1/1/08 to 12/31/08        10.36    0.424(7)     (1.023)             --         (0.599)     (0.429)      (0.012)              --
1/1/07 to 12/31/07        10.50    0.411(7)     (0.095)             --          0.316      (0.411)      (0.045)              --
1/1/06 to 12/31/06        10.74    0.425(7)      0.050           0.023          0.498      (0.468)      (0.247)          (0.023)
1/1/05 to 12/31/05        11.02    0.470        (0.200)             --          0.270      (0.470)      (0.080)              --
1/1/04 to 12/31/04        11.33    0.475        (0.123)             --          0.352      (0.475)      (0.187)              --

         The footnote legend is at the end of the financial highlights.
                      See Notes to Financial Statements

                                                                                RATIO OF                RATIO OF
                                                  TOTAL RETURN        NET         NET       RATIO OF       NET
               REDEMPTION    NET                   EXCLUDING         ASSETS,    OPERATING    GROSS     INVESTMENT
                  FEES      ASSET                NON-RECURRING       END OF     EXPENSES    OPERATING    INCOME
                ADDED TO   VALUE,                   PAYMENT          PERIOD    TO AVERAGE   EXPENSES       TO       PORTFOLIO
    TOTAL       PAID-IN    END OF    TOTAL        FROM FORMER         (IN          NET     TO AVERAGE  AVERAGE NET   TURNOVER
DISTRIBUTIONS  CAPITAL(4)  PERIOD  RETURN(3)  ADMINISTRATOR(3)(8)  THOUSANDS)    ASSETS    NET ASSETS     ASSETS      RATE
-------------  ----------  ------  ---------  -------------------  ----------  ----------  ----------  -----------  ---------


   (0.199)         --      $10.12    7.64%(2)           --%         $ 14,703     0.85%(1)    0.95%(1)    4.03%(1)     63%(2)
   (0.426)         --        9.58   (7.28)              --            12,617     0.85        0.92        3.94         73
   (0.498)         --       10.78    3.27               --            15,647     0.85        0.89        3.77         39
   (0.696)         --(9)    10.93    4.10             3.91            18,293     0.83        0.88        3.93         76
   (0.466)         --       11.16    1.93               --             1,802     0.64        0.92        4.13         46
   (0.451)         --       11.41    2.76               --             2,185     0.69        0.95        3.94         27

   (0.161)         --      $10.12    7.35%(2)           --%         $  1,397     1.60%(1)    1.69%(1)    3.17%(1)     63%(2)
   (0.349)         --        9.58   (8.07)              --               555     1.60        1.67        3.21         73
   (0.416)         --       10.78    2.39               --               428     1.60        1.63        3.00         39

   (0.396)         --       10.94    3.92(2)            --               125     1.61(1)     1.63(1)     3.14(1)      76(2)


   (0.223)         --      $ 9.86    7.25%(2)           --%         $ 97,435     0.70%(1)    0.83%(1)    4.71%(1)      4%(2)
   (0.431)         --        9.41   (2.16)              --           116,639     0.70        0.80        4.36         46
   (0.431)         --       10.05    4.59               --           214,669     0.70        0.77        4.30         35
   (0.443)         --(9)    10.03    4.25             4.06           245,073     0.63        0.84        4.09         44
   (0.387)         --       10.04    1.36               --           257,274     0.57        0.92        3.80         46
   (0.387)         --       10.29    2.92               --           250,644     0.60        0.94        3.75         68

   (0.211)         --      $ 9.86    7.11%(2)           --%         $  4,420     0.95%(1)    1.03%(1)    4.46%(1)      4%(2)
   (0.405)         --        9.41   (2.41)              --             3,996     0.95        1.00        4.13         46
   (0.406)         --       10.05    4.33               --             4,526     0.95        0.97        4.05         35
   (0.419)         --(9)    10.03    3.99             3.80             5,956     0.91        1.04        3.83         44
   (0.361)         --       10.04    1.10               --             3,707     0.82        1.17        3.55         46
   (0.362)         --       10.29    2.66               --             4,350     0.85        1.19        3.50         68

   (0.176)         --      $ 9.86    6.72%(2)           --%         $  2,230     1.70%(1)    1.78%(1)    3.72%(1)      4%(2)
   (0.333)         --        9.41   (3.13)              --             1,350     1.70        1.76        3.44         46
   (0.331)         --       10.05    3.56               --               321     1.70        1.72        3.34         35

   (0.156)         --       10.03    3.96(2)            --               159     1.70(1)     1.73(1)     3.03(1)      44(2)


   (0.221)         --      $ 9.97    9.31%(2)           --%         $ 31,398     0.60%(1)    0.78%(1)    4.58%(1)     60%(2)
   (0.465)         --        9.32   (5.62)              --            41,662     0.60        0.75        4.49        111
   (0.482)         --       10.36    3.45               --            69,482     0.60        0.72        4.21         71
   (0.764)         --(9)    10.49    4.67             4.44            78,796     0.54        0.76        4.38         83
   (0.577)         --       10.74    2.76               --            75,285     0.45        0.74        4.55         42
   (0.690)         --       11.02    3.46               --            76,362     0.52        0.79        4.49         33

   (0.207)         --      $ 9.97    9.17%(2)           --%         $ 50,763     0.85%(1)    0.98%(1)    4.33%(1)     60%(2)
   (0.441)         --        9.32   (5.85)              --            49,160     0.85        0.95        4.25        111
   (0.456)         --       10.36    3.09               --            60,147     0.85        0.93        3.96         71
   (0.738)         --(9)    10.50    4.51             4.28            77,135     0.85        0.95        3.97         83
   (0.550)         --       10.74    2.50               --             4,197     0.70        0.99        4.30         42
   (0.662)         --       11.02    3.21               --             4,136     0.77        1.04        4.24         33

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                                                       DISTRIBUTIONS
                                          NET                                                                              FROM
                    NET                 REALIZED               NON-RECURRING                                           NON-RECURRING
                   ASSET       NET        AND                     PAYMENT         TOTAL      DIVIDENDS  DISTRIBUTIONS     PAYMENT
                  VALUE,   INVESTMENT  UNREALIZED   PAYMENT         FROM           FROM      FROM NET     FROM NET      FROM FORMER
                BEGINNING    INCOME       GAIN/        BY          FORMER        INVESTMENT  INVESTMENT    REALIZED    ADMINISTRATOR
                OF PERIOD    (LOSS)      (LOSS)    AFFILIATE  ADMINISTRATOR(8)  OPERATIONS     INCOME       GAINS           (8)
                ---------  ----------  ----------  ---------  ----------------  ----------  ----------  -------------  -------------
TAX-EXEMPT BOND FUND (CONTINUED)
CLASS C
1/1/09 to
   6/30/09(11)    $ 9.33    0.172(7)      0.641         --           --            0.813     (0.173)          --             --
1/1/08 to
   12/31/08        10.36    0.350(7)     (1.015)        --           --           (0.665)    (0.353)      (0.012)            --
1/1/07 to
   12/31/07        10.50    0.339(7)     (0.100)        --           --            0.239     (0.334)      (0.045)            --
6/26/06
   (inception)
   to 12/31/06     10.49    0.176(7)      0.261         --           --            0.437     (0.180)      (0.247)            --
INSIGHT GOVERNMENT MONEY MARKET FUND
CLASS I
1/1/09 to
   6/30/09(11)    $ 1.00    0.003(7)         --         --           --            0.003     (0.003)          --             --
1/1/08 to
   12/31/08         1.00    0.022            --         --           --            0.022     (0.022)          --             --
1/1/07 to
   12/31/07         1.00    0.049         0.001         --           --            0.050     (0.050)          --(9)          --
1/1/06 to
   12/31/06         1.00    0.048            --         --           --            0.048     (0.048)          --             --
1/1/05 to
   12/31/05         1.00    0.030            --         --           --            0.030     (0.030)          --             --
1/1/04 to
   12/31/04         1.00    0.012            --         --           --            0.012     (0.012)          --             --
CLASS A(5)
1/1/09 to
   6/30/09(11)    $ 1.00    0.001(7)         --         --           --            0.001     (0.001)          --             --
1/1/08 to
   12/31/08         1.00    0.019            --         --           --            0.019     (0.019)          --             --
1/1/07 to
   12/31/07         1.00    0.046            --         --           --            0.046     (0.046)          --(9)          --
1/1/06 to
   12/31/06         1.00    0.047            --         --        0.002            0.049     (0.047)          --         (0.002)
1/1/05 to
   12/31/05         1.00    0.027            --         --           --            0.027     (0.027)          --             --
1/1/04 to
   12/31/04         1.00    0.009            --         --           --            0.009     (0.009)          --             --
INSIGHT MONEY MARKET FUND
CLASS I
1/1/09 to
   6/30/09(11)    $ 1.00    0.004(7)         --         --           --            0.004     (0.004)          --             --
1/1/08 to
   12/31/08         1.00    0.028        (0.005)     0.005           --            0.028     (0.028)          --             --
1/1/07 to
   12/31/07         1.00    0.052            --         --           --            0.052     (0.052)          --             --
1/1/06 to
   12/31/06         1.00    0.049            --         --           --            0.049     (0.049)          --             --
1/1/05 to
   12/31/05         1.00    0.031            --         --           --            0.031     (0.031)          --             --
1/1/04 to
   12/31/04         1.00    0.013            --         --           --            0.013     (0.013)          --             --
CLASS A(5)
1/1/09 to
   6/30/09(11)    $ 1.00    0.002(7)         --         --           --            0.002     (0.002)          --             --
1/1/08 to
   12/31/08         1.00    0.024        (0.005)     0.005           --            0.024     (0.024)          --             --
1/1/07 to
   12/31/07         1.00    0.048            --         --           --            0.048     (0.048)          --             --
1/1/06 to
   12/31/06         1.00    0.048            --         --        0.002            0.050     (0.048)          --         (0.002)
1/1/05 to
   12/31/05         1.00    0.028            --         --           --            0.028     (0.028)          --             --
1/1/04 to
   12/31/04         1.00    0.009            --         --           --            0.009     (0.009)          --             --
EXCHANGE SHARES
1/1/09 to
   6/30/09(11)    $ 1.00    0.004(7)         --         --           --            0.004     (0.004)          --             --
1/1/08 to
   12/31/08         1.00    0.028        (0.005)     0.005           --            0.028     (0.028)          --             --
1/1/07 to
   12/31/07         1.00    0.052            --         --           --            0.052     (0.052)          --             --
1/1/06 to
   12/31/06         1.00    0.049            --         --           --            0.049     (0.049)          --             --
1/1/05 to
   12/31/05         1.00    0.031            --         --           --            0.031     (0.031)          --             --
1/1/04 to
   12/31/04         1.00    0.013            --         --           --            0.013     (0.013)          --             --

         The footnote legend is at the end of the financial highlights.
                      See Notes to Financial Statements

                                                                                RATIO OF                RATIO OF
                                                  TOTAL RETURN        NET         NET       RATIO OF       NET
               REDEMPTION    NET                   EXCLUDING         ASSETS,    OPERATING    GROSS     INVESTMENT
                  FEES      ASSET                NON-RECURRING       END OF     EXPENSES    OPERATING    INCOME
                ADDED TO   VALUE,                   PAYMENT          PERIOD    TO AVERAGE   EXPENSES       TO       PORTFOLIO
    TOTAL       PAID-IN    END OF    TOTAL        FROM FORMER         (IN          NET     TO AVERAGE  AVERAGE NET   TURNOVER
DISTRIBUTIONS  CAPITAL(4)  PERIOD  RETURN(3)  ADMINISTRATOR(3)(8)  THOUSANDS)    ASSETS    NET ASSETS     ASSETS      RATE
-------------  ----------  ------  ---------  -------------------  ----------  ----------  ----------  -----------  ---------



    (0.173)        --      $ 9.97    8.77%(2)          --%         $    2,280    1.60%(1)    1.73%(1)    3.55%(1)      60%(2)

    (0.365)        --        9.33   (6.57)             --               1,469    1.60        1.70        3.56         111

    (0.379)        --       10.36    2.33              --                 749    1.60        1.68        3.26          71

    (0.427)        --       10.50    4.16(2)           --                 188    1.61(1)     1.68(1)     3.20(1)       83(2)



    (0.003)                $ 1.00    0.25%(2)          --%         $  436,088    0.25%(1)    0.30%(1)    0.51%(1)     N/A

    (0.022)        --        1.00    2.25              --             428,314    0.21        0.26        2.12         N/A

    (0.050)        --        1.00    5.07              --             279,393    0.19        0.24        4.94         N/A

    (0.048)        --        1.00    4.92              --             312,535    0.24        0.29        4.91         N/A

    (0.030)        --        1.00    3.06              --             215,132    0.20        0.25        3.00         N/A

    (0.012)        --        1.00    1.23              --             332,483    0.21        0.25        1.23         N/A


    (0.001)        --      $ 1.00    0.08%(2)          --%         $  164,483    0.60%(1)    0.60%(1)    0.17%(1)     N/A

    (0.019)        --        1.00    1.89              --             229,729    0.56        0.56        1.84         N/A

    (0.046)        --        1.00    4.71              --             207,943    0.54        0.54        4.59         N/A

    (0.049)        --        1.00    4.76            4.56             238,247    0.57        0.60        4.46         N/A

    (0.027)        --        1.00    2.70              --             262,512    0.55        0.60        2.65         N/A

    (0.009)        --        1.00    0.88              --             234,751    0.56        0.60        0.88         N/A


    (0.004)        --      $ 1.00    0.40%(2)          --%         $1,600,542    0.26%(1)    0.31%(1)    0.81%(1)     N/A

    (0.028)        --        1.00    2.82(10)          --           1,619,040    0.19        0.24        2.86         N/A

    (0.052)        --        1.00    5.28              --           2,805,101    0.18        0.24        5.16         N/A

    (0.049)        --        1.00    5.04              --           2,437,872    0.17        0.24        4.90         N/A

    (0.031)        --        1.00    3.15              --           3,724,311    0.17        0.25        3.16         N/A

    (0.013)        --        1.00    1.29              --           2,662,963    0.17        0.24        1.25         N/A


    (0.002)        --      $ 1.00    0.22%(2)          --%         $  665,807    0.61%(1)    0.61%(1)    0.45%(1)     N/A

    (0.024)        --        1.00    2.47(10)          --             706,353    0.54        0.55        2.52         N/A

    (0.048)        --        1.00    4.91              --           1,169,249    0.53        0.54        4.80         N/A

    (0.050)        --        1.00    4.93            4.68             880,851    0.52        0.56        4.58         N/A

    (0.028)        --        1.00    2.80              --             920,774    0.52        0.60        2.72         N/A

    (0.009)        --        1.00    0.94              --           1,179,902    0.52        0.59        0.90         N/A


    (0.004)        --      $ 1.00    0.40%(2)          --%         $   50,445    0.26%(1)    0.31%(1)    0.85%(1)     N/A

    (0.028)        --        1.00    2.82(10)          --             172,390    0.19        0.24        3.01         N/A

    (0.052)        --        1.00    5.28              --             362,476    0.18        0.24        5.16         N/A

    (0.049)        --        1.00    5.04              --             440,609    0.17        0.24        4.81         N/A

    (0.031)        --        1.00    3.15              --           1,409,677    0.17        0.30        3.24         N/A

    (0.013)        --        1.00    1.28              --           1,029,184    0.17        0.30        1.35         N/A

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                                                                      DISTRIBUTIONS
                          NET                     NET        NON-RECURRING                                                FROM
                         ASSET        NET      REALIZED         PAYMENT         TOTAL    DIVIDENDS   DISTRIBUTIONS   NON-RECURRING
                         VALUE,   INVESTMENT      AND            FROM           FROM      FROM NET      FROM NET        PAYMENT
                       BEGINNING    INCOME     UNREALIZED       FORMER       INVESTMENT  INVESTMENT     REALIZED      FROM FORMER
                       OF PERIOD    (LOSS)    GAIN/(LOSS)  ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS      ADMINISTRATOR(8)
                       ---------  ----------  -----------  ----------------  ----------  ----------  -------------  ----------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
CLASS I
1/1/09 to 6/30/09(11)    $1.00      0.003(7)       --               --          0.003      (0.003)        --(9)             --
1/1/08 to 12/31/08        1.00      0.022          --               --          0.022      (0.022)        --(9)             --
1/1/07 to 12/31/07        1.00      0.035          --               --          0.035      (0.035)        --                --
1/1/06 to 12/31/06        1.00      0.033          --            0.001          0.034      (0.033)        --            (0.001)
1/1/05 to 12/31/05        1.00      0.022          --               --          0.022      (0.022)        --                --
1/1/04 to 12/31/04        1.00      0.010          --               --          0.010      (0.010)        --                --
CLASS A(5)
1/1/09 to 6/30/09(11)    $1.00      0.001(7)       --               --          0.001      (0.001)        --(9)             --
1/1/08 to 12/31/08        1.00      0.018          --               --          0.018      (0.018)        --(9)             --
1/1/07 to 12/31/07        1.00      0.031          --               --          0.031      (0.031)        --                --
1/1/06 to 12/31/06        1.00      0.030          --            0.002          0.032      (0.030)        --            (0.002)
1/1/05 to 12/31/05        1.00      0.019          --               --          0.019      (0.019)        --                --
1/1/04 to 12/31/04        1.00      0.007          --               --          0.007      (0.007)        --                --

FOOTNOTE LEGEND:

(1)  Annualized.

(2)  Not annualized.

(3) Sales charges, where applicable, are not reflected in total return calculation.

(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(5) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.

(6) Total returns for each of the classes for the Disciplined Small-Cap Opportunity Fund and the Disciplined Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

(7)  Computed using average shares outstanding.

(8) Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.

(9)  Amount is less than $0.0005.

(10) Total return includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares, 1.91% for Class A shares and 2.27% for Exchange Shares. See Note 3 in the Notes to Financial Statements.

(11) Unaudited.

                        See Notes to Financial Statements

                                                                                RATIO OF                RATIO OF
                                                  TOTAL RETURN        NET         NET       RATIO OF       NET
               REDEMPTION    NET                   EXCLUDING         ASSETS,    OPERATING    GROSS     INVESTMENT
                  FEES      ASSET                NON-RECURRING       END OF     EXPENSES    OPERATING    INCOME
                ADDED TO   VALUE,                   PAYMENT          PERIOD    TO AVERAGE   EXPENSES       TO       PORTFOLIO
    TOTAL       PAID-IN    END OF    TOTAL        FROM FORMER         (IN          NET     TO AVERAGE  AVERAGE NET   TURNOVER
DISTRIBUTIONS  CAPITAL(4)  PERIOD  RETURN(3)  ADMINISTRATOR(3)(8)  THOUSANDS)    ASSETS    NET ASSETS     ASSETS      RATE
-------------  ----------  ------  ---------  -------------------  ----------  ----------  ----------  -----------  ---------


   (0.003)         --       $1.00   0.25%(2)            --%        $  902,176    0.24%(1)    0.29%(1)    0.51%(1)      N/A
   (0.022)         --        1.00   2.22                --          1,190,802    0.20        0.25        2.16          N/A
   (0.035)         --        1.00   3.52                --          1,067,153    0.19        0.24        3.46          N/A
   (0.034)         --        1.00   3.41              3.31          1,079,743    0.18        0.25        3.26          N/A
   (0.022)         --        1.00   2.23                --          1,035,130    0.22        0.25        2.22          N/A
   (0.010)         --        1.00   1.00                --            759,266    0.25        0.25        0.99          N/A

   (0.001)         --       $1.00   0.08%(2)            --%        $  175,702    0.59%(1)    0.59%(1)    0.16%(1)      N/A
   (0.018)         --        1.00   1.86                --            224,685    0.55        0.55        1.82          N/A
   (0.031)         --        1.00   3.16                --            219,625    0.53        0.53        3.11          N/A
   (0.032)         --        1.00   3.18              2.95            217,664    0.57        0.59        2.88          N/A
   (0.019)         --        1.00   1.87                --            257,842    0.57        0.60        1.87          N/A
   (0.007)         --        1.00   0.65                --            191,165    0.60        0.60        0.64          N/A

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

1.   ORGANIZATION

     Virtus Insight Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Currently, sixteen funds of the Trust are offered for sale (each a "Fund"), of which fourteen are presented in this book.

     The Funds offer the following classes of shares for sale and have the following investment objectives:

                                                                      CLASS I   CLASS A   CLASS C   EXCHANGE
                               INVESTMENT OBJECTIVE                    SHARES    SHARES    SHARES    SHARES
                               ------------------------------------   -------   -------   -------   --------
                               Each Fund seeks to provide ....
EQUITY FUNDS

Balanced Allocation Fund       current income and capital                X         X         X         --
                               appreciation.

Core Equity Fund               capital appreciation.                     X         X         X         --

Disciplined Small-Cap          capital appreciation.                     X         X         X         --
   Opportunity Fund

Disciplined Small-Cap Value    capital appreciation, with income as      X         X         X         --
   Fund                        a secondary objective.

Emerging Markets               capital appreciation.                     X         X         X         --
   Opportunities Fund

Value Equity Fund              capital appreciation and current          X         X         X         --
                               income.

FIXED INCOME FUNDS

High Yield Income Fund         a high level of total return through      X         X         X         --
                               a combination of income and capital
                               appreciation.

Intermediate Government Bond   a high level of current income,           X         X         --        --
   Fund                        consistent with preservation of
                               capital.

Intermediate Tax-Exempt Bond   a high level of current income that       X         X         X         --
   Fund                        is exempt from federal income tax.

Short/Intermediate Bond Fund   a high level of total return,             X         X         X         --
                               including a competitive level of
                               current income.

Tax-Exempt Bond Fund           a high level of current income that       X         X         x         --
                               is exempt from federal income tax.

MONEY MARKET FUNDS

Insight Government Money       as high a level of current income         X         X         --        --
   Market Fund                 from government obligations as is
                               consistent with preservation of
                               capital and liquidity.

Insight Money Market Fund      as high a level of current income as      X         X         --         X
                               is consistent with its investment
                               policies and with preservation of
                               capital and liquidity.

Insight Tax-Exempt Money
   Market Fund                 as high a level of current income         X         X          --         --
                               that is exempt from federal income
                               taxes as is consistent with its
                               investment policies and with
                               preservation of capital and
                               liquidity.

     Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Exchange shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

     disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.   SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon the sale of the securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.


     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 semiannual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

     A summary of the inputs used to value each Fund's net assets by each major security type, is disclosed at the end of the Schedules of Investments for each Fund.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds are not aware

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

     of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Dividends from the Money Market Funds and the Fixed Income Funds are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   DERIVATIVE FINANCIAL INSTRUMENTS:

     In March 2008, FASB issued Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), an amendment to FASB Statement No. 133. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds have adopted the provisions of SFAS 161 as of the beginning of the current fiscal year.

     Summarized below are the specific types of derivative instruments used by the Funds.

     FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

     This is presented in the Statement of Operations as net realized gain
     (loss) from foreign currency transactions. Certain Funds may enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

     The Emerging Markets Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The fund may also hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. Dollars during preceived times of U.S. Dollar strength. This is done in order to protect U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     Transactions in forward currency contracts for the period ended June 30, 2009, were as follows (reported in thousands):

EMERGING MARKETS FUND

Sell BRC 25,777         Buy USD 12,594    with Citigroup Global Markets
Sell GBP 1,808          Buy USD 2,947     with Citigroup Global Markets
Sell INR 477,601,000    Buy USD 9,288     with Citigroup Global Markets
Sell KRW 5,406,129      Buy USD 3,919     with Citigroup Global Markets
Sell MXP 59,956         Buy USD 4,077     with Citigroup Global Markets
Sell MYR 5,620          Buy USD 1,543     with Citigroup Global Markets
Sell ZAR 53,727         Buy USD 5,555     with Citigroup Global Markets
Buy GBP 1,526           Sell USD 2,531    with Citigroup Global Markets
Buy INR 477,601,000     Sell USD 9,240    with Citigroup Global Markets
Buy KRW 5,406,129       Sell USD 4,091    with Citigroup Global Markets
Buy MXP 59,956          Sell USD 4,203    with Citigroup Global Markets
Buy MYR 5,620           Sell USD 1,552    with Citigroup Global Markets
Buy ZAR 6,004,559       Sell USD 27,699   with Citigroup Global Markets

     The following is a summary of the Emerging Market Fund's derivative instrument holdings categorized by primary risk exposure as of June 30, 2009 ($ reported in thousands):

                               TOTAL VALUE
                               -----------
Foreign exchange contracts(1)     $(172)

         REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM
                                   OPERATIONS

                               TOTAL VALUE
                               -----------
Foreign exchange contracts(2)     $(830)

        CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                     RECOGNIZED IN RESULTS FROM OPERATIONS

                               TOTAL VALUE
                               -----------
Foreign exchange contracts(3)     $(172)

(1) Located within Net unrealized depreciation on forward currency contracts on the Statement of Assets and Liabilities

(2) Located within Net realized gain (loss) on foreign currency transactions on the Statement of Operations

(3) Located within Net change in unrealized appreciation (depreciation) on foreign currency translation on the Statement of Operations

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

H.   REPURCHASE AGREEMENTS:

     A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.   INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

     Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company, which through its affliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

     As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Balanced Allocation Fund ................   0.50%
Core Equity Fund ........................   0.70%
Disciplined Small-Cap Opportunity Fund ..   0.75%
Disciplined Small-Cap Value Fund ........   0.70%
Emerging Markets
   Opportunities Fund ...................   1.00%
Value Equity Fund .......................   0.70%
High Yield Income Fund ..................   0.45%
Intermediate Government Bond Fund .......   0.45%
Intermediate Tax-Exempt Bond Fund .......   0.45%
Short/Intermediate Bond Fund ............   0.55%
Tax-Exempt Bond Fund ....................   0.45%

     As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

     The Adviser has voluntarily agreed to limit certain Fund's operating expenses (excluding acquired fund fees and expenses (if any), interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                  CLASS I(1)   CLASS A   CLASS C
                                  ----------   -------   -------
Intermediate Government
   Bond Fund ..................      0.70%      0.90%       --
Intermediate Tax-Exempt
   Bond Fund ..................      0.65%      0.85%     1.60%
Short/Intermediate Bond Fund ..      0.75%      0.95%     1.70%
Tax-Exempt Bond Fund ..........      0.65%      0.85%     1.60%

(1) These percentages do not include the waiver of the Class I Shares' shareholder servicing fees of 0.05% for each Fund. The Funds' distributor has voluntarily agreed to waive this fee. The distributor may discontinue this waiver at any time.

     The Adviser may discontinue these voluntary expense caps at any time.

     Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

                                   FISCAL YEAR ENDED
                                  -------------------
                                  2010   2011   TOTAL
                                  ----   ----   -----
Intermediate Government
   Bond Fund ..................    $26   $107    $133
Intermediate Tax-Exempt
   Bond Fund ..................     18     99     117
Short/Intermediate Bond Fund ..      4     88      92
Tax-Exempt Bond Fund ..........     28    115     143
Insight Money Market Fund .....     77    226     303

     The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers. The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

Harris Investment Management, Inc. ("HIM"), a subsidiary of Harris Bankcorp, Inc., serves as the subadviser for all Funds with the exception of the Emerging Markets Opportunities Fund and the High Yield Income Fund. Vontobel Asset Management, Inc. ("Vontobel") is the subadviser for the Emerging Markets Opportunities Fund and SCM Advisers LLC ("SCM"), an indirect wholly-owned subsidiary of Virtus, is the subadviser for the High Yield Income Fund.

As the distributor of each Fund's shares, VP Distributors, Inc., an indirect wholly-owned subsidiary of Virtus, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended June 30, 2009, as follows:

                                              CLASS A      CLASS A    CLASS C
                                                NET       DEFERRED   DEFERRED
                                              SELLING       SALES      SALES
                                            COMMISSIONS    CHARGES    CHARGES
                                            -----------   --------   --------
Balanced Allocation Fund ................      $ 1         $--        $--(1)
Core Equity Fund ........................       --(1)       --         --(1)
Disciplined Small-Cap Opportunity Fund ..       --(1)       --         --(1)
Disciplined Small-Cap Value Fund ........        1          --         --
Emerging Markets Fund ...................        4          --         --(1)
Value Equity Fund .......................       --(1)       --         --(1)
High Yield Income Fund ..................       --(1)       --         --(1)
Intermediate Government Bond Fund .......        8          --         --
Intermediate Tax-Exempt Bond Fund .......        3          --         --
Short/Intermediate Bond Fund ............       --(1)       --         --(1)
Tax-Exempt Bond Fund ....................        2          --(1)       1

(1)  Amount is less than $500 (not reported in thousands).

In addition, each Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                                                              EXCHANGE
                                            CLASS I(1)   CLASS A   CLASS C   SHARES(1)
                                            ----------   -------   -------   ---------
Balanced Allocation Fund ................      0.05%     0.25%      1.00%        --
Core Equity Fund ........................      0.05%     0.25%      1.00%        --
Disciplined Small-Cap Opportunity Fund ..      0.05%     0.25%      1.00%        --
Disciplined Small-Cap Value Fund ........      0.05%     0.25%      1.00%        --
Emerging Markets Opportunities Fund .....      0.05%     0.25%      1.00%        --
Value Equity Fund .......................      0.05%     0.25%      1.00%        --
High Yield Income Fund ..................      0.05%     0.25%      1.00%        --
Intermediate Government Bond Fund .......      0.05%     0.25%        --         --
Intermediate Tax-Exempt Bond Fund .......      0.05%     0.25%      1.00%        --
Short/Intermediate Bond Fund ............      0.05%     0.25%      1.00%        --
Tax-Exempt Bond Fund ....................      0.05%     0.25%      1.00%        --
Insight Government Money Market Fund ....      0.05%     0.35%(2)     --         --
Insight Money Market Fund ...............      0.05%     0.35%(2)     --       0.05%
Insight Tax-Exempt Money Market Fund ....      0.05%     0.35%(2)     --         --

(1) The funds' distributor has voluntarily agreed to waive the funds' Class I Shares' and Exchange Shares' Shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

(2) The funds' distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund's current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

VP Distributors serves as the Administrator to the Trust. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the money market funds, the fee is 0.035% of the average net assets across all Virtus Money Market Funds. For the period ending June 30, 2009, the Trust incurred administration fees totaling $1,120.

VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2009, transfer agent fees were $531 as reported in the Statement of Operations.

At June 30, 2009, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, the retirement plans of Virtus and its affiliates, and Virtus affiliated Funds held shares, which may be redeemed at any time, that aggregated the following:

                                                                      AGGREGATE
                                                                      NET ASSET
                                                        SHARES          VALUE
                                                     ------------   -----------
Balanced Allocation Fund,
   Class A .......................................          2,995    $       32
Core Equity Fund,
   Class I .......................................      3,415,275        46,926
   Class C .......................................          5,914            79
Disciplined Small-Cap Opportunity Fund,
   Class I .......................................      1,643,659        13,971
   Class A .......................................         12,735           102
Disciplined Small-Cap Value Fund,
   Class I .......................................        263,479         5,443
   Class A .......................................        105,743         2,157
Emerging Markets Opportunities Fund,
   Class I .......................................      1,541,548         9,080
   Class C .......................................         19,976           113
Value Equity Fund,
   Class I .......................................      4,588,304        38,266
   Class A .......................................          7,997            67
High Yield Income Fund,
   Class I .......................................        365,850         3,417
   Class A .......................................        303,308         2,833
   Class C .......................................         10,307            96
Intermediate Government Bond Fund,
   Class I .......................................         77,905         1,339
Intermediate Tax-Exempt Bond Fund,
   Class I .......................................      5,541,584        56,081
   Class C .......................................         10,375           105

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                                                      AGGREGATE
                                                                      NET ASSET
                                                        SHARES          VALUE
                                                     ------------   -----------
Short/Intermediate Bond Fund,
   Class I .......................................      4,058,226    $   40,014
Tax-Exempt Bond Fund,
   Class I .......................................      2,171,437        21,649
Insight Government Money Market Fund,
   Class I .......................................        407,276       407,276
   Class A .......................................        154,047       154,047
Insight Money Market Fund,
   Class I .......................................      1,272,680     1,272,680
   Class A .......................................        571,380       571,380
Insight Tax-Exempt Money Market Fund,
   Class I .......................................        900,851       900,851
   Class A .......................................        174,141       174,141

The Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over a five year period ending in May 2010. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2009.

On September 15, 2008, HIM, the subadviser to the Insight Money Market Fund, purchased one short-term note from the Insight Money Market Fund. This note was purchased at a price equal to the note's par totaling $30,000, of which $19,500 was a contribution from the subadviser representing the amount in excess of the estimated value of the note determined in good faith.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2009, were as follows:

                                                            NON-GOVERNMENT
                                                     ---------------------------
                                                       PURCHASES        SALES
                                                     ------------   ------------
Balanced Allocation Fund .........................     $  9,161        $12,504
Core Equity Fund .................................       30,588         31,877
Disciplined Small-Cap Opportunity Fund ...........       24,184         32,215
Disciplined Small-Cap Value Fund .................       64,457         71,856
Emerging Markets Opportunities Fund ..............      104,677         45,224
Value Equity Fund ................................       41,529         45,483
High Yield Income Fund ...........................       27,313         24,553
Intermediate Government Bond Fund ................        7,772            383
Intermediate Tax-Exempt Bond Fund ................       54,595         68,709
Short/Intermediate Bond Fund .....................           --         23,933
Tax-Exempt Bond Fund .............................       51,221         65,299

     Purchases and sales of long term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended June 30, 2009, were as follows:

                                                              GOVERNMENT
                                                     ---------------------------
                                                       PURCHASES        SALES
                                                     ------------   ------------
Balanced Allocation Fund .........................      $2,667         $3,137
High Yield Income Fund ...........................         225            141
Intermediate Government Bond Fund ................       7,685          6,822
Short/Intermediate Bond Fund .....................       3,965          9,114

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2009

5.   CAPITAL SHARES

     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                SHARES    AMOUNT   SHARES      AMOUNT
                                ------   -------   ------     --------
                                Six-Months Ended
                                  June 30, 2009         Year Ended
                                   (Unaudited)      December 31, 2008
                                ----------------   -------------------
BALANCED ALLOCATION FUND
CLASS I
Sale of shares                   291     $ 2,976      494     $  6,292
Reinvestment of distributions     55         564      110        1,350
Shares repurchased              (508)     (5,076)  (1,159)     (14,354)
                                ----     -------   ------     --------
Net Increase / (Decrease)       (162)    $(1,536)    (555)    $ (6,712)
                                ====     =======   ======     ========
CLASS A
Sale of shares                    37     $   381       95     $  1,141
Reinvestment of distributions      7          73       13          163
Shares repurchased               (60)       (602)    (249)      (3,232)
                                ----     -------   ------     --------
Net Increase / (Decrease)        (16)    $  (148)    (141)    $ (1,928)
                                ====     =======   ======     ========
CLASS C
Sale of shares                     3     $    28       28     $    292
Reinvestment of distributions     --(1)        2       --(1)         2
Shares repurchased               (10)       (103)      (3)         (39)
                                ----     -------   ------     --------
Net Increase / (Decrease)         (7)    $   (73)      25     $    255
                                ====     =======   ======     ========
CORE EQUITY FUND
CLASS I
Sale of shares                   640     $ 8,325      975     $ 17,353
Reinvestment of distributions      9         124       57        1,033
Shares repurchased              (699)     (9,022)  (1,374)     (22,629)
                                ----     -------   ------     --------
Net Increase / (Decrease)        (50)    $  (573)    (342)    $ (4,243)
                                ====     =======   ======     ========
CLASS A
Sale of shares                    94     $ 1,239       74     $  1,198
Reinvestment of distributions      1          14        7          124
Shares repurchased               (58)       (731)    (138)      (2,357)
                                ----     -------   ------     --------
Net Increase / (Decrease)         37     $   522      (57)    $ (1,035)
                                ====     =======   ======     ========
CLASS C
Sale of shares                     6     $    81       59     $    837
Reinvestment of distributions     --          --       --(1)         2
Shares repurchased               (20)       (244)     (25)        (397)
                                ----     -------   ------     --------
Net Increase / (Decrease)        (14)    $  (163)      34     $    442
                                ====     =======   ======     ========

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2009

                                         SHARES    AMOUNT   SHARES      AMOUNT
                                         ------   -------   ------     --------
                                         Six-Months Ended
                                           June 30, 2009         Year Ended
                                            (Unaudited)      December 31, 2008
                                         ----------------   -------------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
CLASS I
Sale of shares                             339    $ 2,659      319     $  3,560
Reinvestment of distributions                1          8       --           --
Shares repurchased                        (866)    (6,295)  (2,789)     (32,585)
                                         -----    -------   ------     --------
Net Increase / (Decrease)                 (526)   $(3,628)  (2,470)    $(29,025)
                                         =====    =======   ======     ========
CLASS A
Sale of shares                             163    $ 1,079      424     $  4,525
Reinvestment of distributions               --         --       --           --
Shares repurchased                        (739)    (5,170)  (1,810)     (20,063)
                                         -----    -------   ------     --------
Net Increase / (Decrease)                 (576)   $(4,091)  (1,386)    $(15,538)
                                         =====    =======   ======     ========
CLASS C
Sale of shares                               8    $    51       24     $    289
Shares repurchased                          (4)       (30)      (8)         (87)
                                         -----    -------   ------     --------
Net Increase / (Decrease)                    4    $    21       16     $    202
                                         =====    =======   ======     ========
DISCIPLINED SMALL-CAP VALUE FUND
CLASS I
Sale of shares                             171    $ 3,330      264     $  6,850
Reinvestment of distributions                1         28        8          157
Shares repurchased                        (490)    (9,090)    (894)     (25,493)
                                         -----    -------   ------     --------
Net Increase / (Decrease)                 (318)   $(5,732)    (622)    $(18,486)
                                         =====    =======   ======     ========
CLASS A
Sale of shares                              74    $ 1,379      116     $  3,194
Reinvestment of distributions                2         37       --(1)         8
Plan of Reorganization                   2,242     38,974       --           --
Shares repurchased                        (307)    (5,646)    (583)     (16,268)
                                         -----    -------   ------     --------
Net Increase / (Decrease)                2,011    $34,744     (467)    $(13,066)
                                         =====    =======   ======     ========
CLASS C
Sale of shares                               4    $    83       10     $    286
Reinvestment of distributions               --(1)       9       --           --
Plan of Reorganization                     789     13,468       --           --
Shares repurchased                         (60)    (1,074)      (9)        (196)
                                         -----    -------   ------     --------
Net Increase / (Decrease)                  733    $12,486        1     $     90
                                         =====    =======   ======     ========

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2009

                                      SHARES      AMOUNT     SHARES      AMOUNT
                                      ------     --------   -------     --------
                                        Six-Months Ended
                                         June 30, 2009           Year Ended
                                          (Unaudited)         December 31, 2008
                                      -------------------   --------------------
EMERGING MARKETS OPPORTUNITIES FUND
CLASS I
Sale of shares                        11,841     $ 60,159     3,368     $ 23,256
Reinvestment of distributions            186        1,051     1,398       10,424
Shares repurchased                    (1,817)      (9,200)  (11,542)     (87,977)
                                      ------     --------   -------     --------
Net Increase / (Decrease)             10,210     $ 52,010    (6,776)    $(54,297)
                                      ======     ========   =======     ========
CLASS A
Sale of shares                         3,122     $ 15,580     2,154     $ 14,626
Reinvestment of distributions             36          195       167        1,171
Shares repurchased                      (805)      (3,817)   (1,136)      (8,291)
                                      ------     --------   -------     --------
Net Increase / (Decrease)              2,353     $ 11,958     1,185     $  7,506
                                      ======     ========   =======     ========
CLASS C
Sale of shares                           196     $  1,014        62     $    464
Reinvestment of distributions              1            4         4           30
Shares repurchased                        (8)         (38)      (40)        (254)
                                      ------     --------   -------     --------
Net Increase / (Decrease)                189     $    980        26     $    240
                                      ======     ========   =======     ========
VALUE EQUITY FUND
CLASS I
Sale of shares                         1,493     $ 11,225     2,225     $ 25,265
Reinvestment of distributions            129          999       663        7,935
Shares repurchased                    (2,053)     (15,961)   (4,669)     (50,550)
                                      ------     --------   -------     --------
Net Increase / (Decrease)               (431)    $ (3,737)   (1,781)    $(17,350)
                                      ======     ========   =======     ========
CLASS A
Sale of shares                           300     $  2,392       789     $  8,715
Reinvestment of distributions             14          109        64          769
Shares repurchased                      (377)      (2,920)     (581)      (6,384)
                                      ------     --------   -------     --------
Net Increase / (Decrease)                (63)    $   (419)      272     $  3,100
                                      ======     ========   =======     ========
CLASS C
Sale of shares                             1     $      4        44     $    416
Reinvestment of distributions             --(1)         1         1           14
Shares repurchased                       (26)        (211)      (47)        (529)
                                      ------     --------   -------     --------
Net Increase / (Decrease)                (25)    $   (206)       (2)    $    (99)
                                      ======     ========   =======     ========
HIGH YIELD INCOME FUND
CLASS I
Sale of shares                           354     $  3,162       455     $  4,932
Reinvestment of distributions            173        1,545       336        3,433
Shares repurchased                      (325)      (2,819)   (1,053)      (9,900)
                                      ------     --------   -------     --------
Net Increase / (Decrease)                202     $  1,888      (262)    $ (1,535)
                                      ======     ========   =======     ========
CLASS A
Sale of shares                            39     $    347        45     $    419
Reinvestment of distributions             16          145        34          350
Shares repurchased                       (98)        (837)     (113)      (1,123)
                                      ------     --------   -------     --------
Net Increase / (Decrease)                (43)    $   (345)      (34)    $   (354)
                                      ======     ========   =======     ========
CLASS C
Sale of shares                             5     $     48         2     $     13
Reinvestment of distributions             --(1)         4         1            7
Shares repurchased                        --(1)        (2)       --(1)        (1)
                                      ------     --------   -------     --------
Net Increase / (Decrease)                  5     $     50         3     $     19
                                      ======     ========   =======     ========

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2009

                                    SHARES    AMOUNT    SHARES    AMOUNT
                                    ------   --------   ------   --------
                                     Six-Months Ended
                                      June 30, 2009         Year Ended
                                       (Unaudited)      December 31, 2008
                                    -----------------   -----------------
INTERMEDIATE GOVERNMENT BOND FUND
CLASS I
Sale of shares                         495   $  8,610    1,018   $ 17,330
Reinvestment of distributions           26        456       50        854
Shares repurchased                    (535)    (9,263)    (426)    (7,193)
                                    ------   --------   ------   --------
Net Increase / (Decrease)              (14)  $   (197)     642   $ 10,991
                                    ======   ========   ======   ========
CLASS A
Sale of shares                         402   $  6,996      617   $ 10,615
Reinvestment of distributions           13        225       13        225
Shares repurchased                    (228)    (3,940)     (75)    (1,265)
                                    ------   --------   ------   --------
Net Increase / (Decrease)              187   $  3,281      555   $  9,575
                                    ======   ========   ======   ========
INTERMEDIATE TAX-EXEMPT BOND FUND
CLASS I
Sale of shares                         236   $  2,365    1,432   $ 14,800
Reinvestment of distributions           31        310       70        724
Shares repurchased                  (1,692)   (16,830)  (7,629)   (76,358)
                                    ------   --------   ------   --------
Net Increase / (Decrease)           (1,425)  $(14,155)  (6,127)  $(60,834)
                                    ======   ========   ======   ========
CLASS A
Sale of shares                         355   $  3,566      716   $  7,461
Reinvestment of distributions           10        101       19        198
Shares repurchased                    (229)    (2,290)    (869)    (8,688)
                                    ------   --------   ------   --------
Net Increase / (Decrease)              136   $  1,377     (134)  $ (1,029)
                                    ======   ========   ======   ========
CLASS C
Sale of shares                          85   $    846       35   $    360
Reinvestment of distributions            1          9        1         10
Shares repurchased                      (5)       (53)     (18)      (179)
                                    ------   --------   ------   --------
Net Increase / (Decrease)               81   $    802       18   $    191
                                    ======   ========   ======   ========
SHORT/INTERMEDIATE BOND FUND
CLASS I
Sale of shares                          78   $    741      637   $  6,316
Reinvestment of distributions          142      1,365      279      2,728
Shares repurchased                  (2,737)   (26,179)  (9,880)   (96,009)
                                    ------   --------   ------   --------
Net Increase / (Decrease)           (2,517)  $(24,073)  (8,964)  $(86,965)
                                    ======   ========   ======   ========
CLASS A
Sale of shares                         112   $  1,072       84   $    833
Reinvestment of distributions            8         73       15        149
Shares repurchased                     (97)      (922)    (125)    (1,214)
                                    ------   --------   ------   --------
Net Increase / (Decrease)               23   $    223      (26)  $   (232)
                                    ======   ========   ======   ========
CLASS C
Sale of shares                         123   $  1,171      173   $  1,673
Reinvestment of distributions            2         19        2         21
Shares repurchased                     (42)      (403)     (64)      (614)
                                    ------   --------   ------   --------
Net Increase / (Decrease)               83   $    787      111   $  1,080
                                    ======   ========   ======   ========

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2009

                                         SHARES        AMOUNT        SHARES        AMOUNT
                                       ----------   -----------   -----------   ------------
                                           Six-Months Ended
                                             June 30, 2009                Year Ended
                                              (Unaudited)              December 31, 2008
                                       ------------------------   --------------------------
TAX-EXEMPT BOND FUND
CLASS I
Sale of shares                                 34   $       334           726   $      7,388
Reinvestment of distributions                  10            99            29            285
Shares repurchased                         (1,364)      (13,261)       (2,996)       (28,425)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                  (1,320)  $   (12,828)       (2,241)  $    (20,752)
                                       ==========   ===========   ===========    ===========
CLASS A
Sale of shares                                175   $     1,712           612   $      6,145
Reinvestment of distributions                  60           593           139          1,372
Shares repurchased                           (417)       (4,041)       (1,287)       (12,858)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                    (182)  $    (1,736)         (536)  $     (5,341)
                                       ==========   ===========   ===========    ===========
CLASS C
Sale of shares                                 85   $       838           167   $      1,668
Reinvestment of distributions                   2            15             2             20
Shares repurchased                            (16)         (155)          (84)          (819)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                      71   $       698            85   $        869
                                       ==========   ===========   ===========    ===========
INSIGHT GOVERNMENT MONEY MARKET FUND
CLASS I
Sale of shares                            334,071   $   334,071       854,160   $    854,160
Reinvestment of distributions                  57            57           260            260
Shares repurchased                       (326,353)     (326,353)     (705,501)      (705,501)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                   7,775   $     7,775       148,919   $    148,919
                                       ==========   ===========   ===========    ===========
CLASS A
Sale of shares                            438,987   $   438,987     1,246,659   $  1,246,659
Reinvestment of distributions                 264           264         4,442          4,442
Shares repurchased                       (504,497)     (504,497)   (1,229,315)    (1,229,315)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                 (65,246)  $   (65,246)       21,786   $     21,786
                                       ==========   ===========   ===========    ===========
INSIGHT MONEY MARKET FUND
CLASS I
Sale of shares                          1,520,980   $ 1,520,980    12,128,671   $ 12,128,671
Reinvestment of distributions               1,618         1,618        18,464         18,464
Shares repurchased                     (1,543,305)   (1,543,305)  (13,333,170)   (13,333,170)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                 (20,707)  $   (20,707)   (1,186,035)  $ (1,186,035)
                                       ==========   ===========   ===========    ===========
CLASS A
Sale of shares                            788,273   $   788,273     2,163,725   $  2,163,725
Reinvestment of distributions               2,426         2,426        25,283         25,283
Plan of Reorganization                     75,977        75,950            --             --
Shares repurchased                       (908,166)     (908,166)   (2,651,915)    (2,651,915)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                 (41,490)  $   (41,517)     (462,907)  $   (462,907)
                                       ==========   ===========   ===========    ===========
CLASS E / EXCHANGE SHARES
Sale of shares                            848,932   $   848,932     3,233,953   $  3,233,953
Reinvestment of distributions                 612           612         8,867          8,867
Shares repurchased                       (971,885)     (971,885)   (3,432,899)    (3,432,899)
                                       ----------   -----------   -----------    -----------
Net Increase / (Decrease)                (122,341)  $  (122,341)     (190,079)  $   (190,079)
                                       ==========   ===========   ===========    ===========

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2009

                                        SHARES      AMOUNT      SHARES        AMOUNT
                                       --------   ---------   ----------   -----------
                                         Six-Months Ended
                                           June 30, 2009             Year Ended
                                            (Unaudited)           December 31, 2008
                                       --------------------   ------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
CLASS I
Sale of shares                          368,366   $ 368,366    1,653,349   $ 1,653,349
Reinvestment of distributions                 4           4           56            56
Shares repurchased                     (656,959)   (656,959)  (1,529,918)   (1,529,918)
                                       --------   ---------   ----------   -----------
Net Increase / (Decrease)              (288,589)  $(288,589)     123,487   $   123,487
                                       ========   =========   ==========   ===========
CLASS A
Sale of shares                          131,720   $ 131,720      448,573   $   448,573
Reinvestment of distributions               242         242        3,901         3,901
Shares repurchased                     (180,937)   (180,937)    (447,459)     (447,459)
                                       --------   ---------   ----------   -----------
Net Increase / (Decrease)               (48,975)  $ (48,975)       5,015   $     5,015
                                       ========   =========   ==========   ===========

(1) Shares less than 500.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

6.   10% SHAREHOLDERS

     As of June 30, 2009, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                    % OF SHARES      NUMBER
                                    OUTSTANDING   OF ACCOUNTS
                                    -----------   -----------
Balanced Allocation Fund ........        85%           1
Core Equity Fund ................        84            3
Disciplined Small-Cap
Opportunity Fund ................        40            2
Disciplined Small-Cap
Value Fund ......................        26            2
Emerging Markets
Opportunities Fund ..............        36            3
Value Equity Fund ...............        53            2
High Yield Income Fund ..........        77            2
Intermediate Government
Bond Fund .......................        51            1
Intermediate Tax-Exempt
Bond Fund .......................        60            2
Short/Intermediate Bond Fund ....        68            2
Tax-Exempt Bond Fund ............        18            1
Insight Government Money
Market Fund .....................        82            2*
Insight Money Market Fund .......        78            3*
Insight Tax-Exempt Money
Market Fund .....................        95            2*

*    Includes affiliated shareholder accounts.

7.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At June 30, 2009, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                  PERCENTAGE
                                                   OF TOTAL
         FUND                SECTOR/COUNTRY      INVESTMENTS
---------------------   ----------------------   -----------
Disciplined Small-Cap
   Value Fund                 Financials             29%
Emerging Markets
   Opportunities Fund      Consumer Staple           30
High Yield
   Income Fund          Consumer Discretionary       34
Short/Intermediate
   Bond Fund                  Financials             44

8.   INDEMNIFICATIONS

     Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

9.   ILLIQUID AND RESTRICTED SECURITIES

     ($ REPORTED IN THOUSANDS)

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At June 30, 2009, the Funds held the following illiquid and restricted securities:

                                                                                          % of
                                         ACQUISITION   ACQUISITION   MARKET VALUE AT   NET ASSETS
                                             DATE          COST          6/30/09       AT 6/30/09
                                         -----------   -----------   ---------------   ----------
BALANCED ALLOCATION FUND
Structured Assets Securities Corp.
(Interest Only)
98-RF3, A 144A
6.100%, 6/15/28 ......................     11/1/06         $  8            $  5           0.0%
EMERGING MARKETS OPPORTUNITIES FUND
Companhia de Saneamento de Minas
Gerais 144A
8.550%, 6/1/13 .......................     8/29/07           42              49           0.1%
INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets Securities Corp.
(Interest Only) 98-RF3, A 144A
6.100%, 6/15/28 ......................     11/1/06           58              41           0.1%
SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage Acceptance Corp.
96-1 144A ............................     10/2/96            6
0.000%, 11/28/11 .....................     4/28/04            4
                                                           ----
                                                             10              10           0.0%
Structured Assets Securities Corp.
(Interest Only) 98-RF3, A 144A
6.100%, 6/15/28 ......................     11/1/06          138             104           0.1%

     Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

10.  FEDERAL TAX INFORMATION

     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At June 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                                          NET UNREALIZED
                                                FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                           TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                           --------   ------------   --------------   --------------
Balanced Allocation Fund....................   $ 58,371      $ 2,163        $ (7,155)        $ (4,992)
Core Equity Fund............................     87,507        5,561         (10,330)          (4,769)
Disciplined Small-Cap Opportunity Fund......     73,651        4,015         (13,520)          (9,505)
Disciplined Small-Cap Value Fund............    119,017        7,038         (13,780)          (6,742)
Emerging Markets Opportunities Fund.........    153,354       18,909          (5,470)          13,439
Value Equity Fund...........................    183,306        8,852         (32,254)         (23,402)
High Yield Income Fund......................     39,555        1,338            (778)             560
Intermediate Government Bond Fund...........     45,849        1,242            (585)             657
Intermediate Tax-Exempt Bond Fund...........     91,802        1,781          (5,731)          (3,950)
Short/Intermediate Bond Fund................    109,941        2,538          (9,350)          (6,812)
Tax-Exempt Bond Fund........................     83,761        3,586          (2,689)             897

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

     The Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                    EXPIRING DECEMBER 31,
                                         --------------------------------------------------------------------------
                                         2009    2010    2011   2012    2013     2014     2015      2016     TOTAL
                                         ----   ------   ----   ----   ------   ------   ------   -------   -------
Balanced Allocation Fund                 $ --   $   --   $ --    $--   $   --   $   --   $   --   $ 1,856   $ 1,856
Core Equity Fund                           --       --     --     --       --       --       --       669       669
Disciplined Small-Cap Opportunity Fund     --       --     --     --       --       --       --     8,963     8,963
Disciplined Small-Cap Value Fund           --       --     --     --       --       --       --    13,307    13,307
Emerging Markets Opportunities Fund        --       --     --     --       --       --       --     3,674     3,674
Value Equity Fund                          --       --     --     --       --       --       --     4,383     4,383
High Yield Income Fund                    724      723     --     --       --    2,152       --     7,285    10,884
Intermediate Tax-Exempt Bond Fund          --       --     --     --       --       --       --       805       805
Short/Intermediate Bond Fund               --    1,663    232     --    1,270      823    1,171        --     5,159
Tax-Exempt Bond Fund                       --       --     --     --       --       --       --       732       732
Insight Government Money Market Fund       --       --     --     --       --       --        2        --         2
Insight Money Market Fund                  --       --    527     --       60       --       --        --       587

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The High Yield Bond Fund's amounts include losses acquired in connection with a prior year merger. Utilization of this capital loss carryover is subject to annual limitations.

11.  PLANS OF REORGANIZATION

     (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     On April 3, 2009, the Virtus Insight Money Market Fund (the "Fund") acquired all of the net assets of the Virtus Money Market Fund ("Money Market Fund") pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Virtus Money Market Fund at a special meeting held on March 27, 2009. The acquisition was accomplished by a tax-free exchange of 75,977 Class A shares of the Insight Money Marktet Fund outstanding on April 3, 2009 (valued at $75,950) for 75,977 Class A shares of the Money Market Fund outstanding on April 3, 2009. The Money Fund had net assets on that date of $75,950 which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $2,516,006. The shareholders of the Money Market Fund received for each share owned 1.00 share of Class A shares of the Insight Money Market Fund.

     On February 20, 2009, the Virtus Disciplined Small-Cap Value Fund ("Disciplined Small-Cap Value Fund," the "Fund") acquired all of the net assets of the Virtus Small-Cap Value Fund ("Small-Cap Value Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Virtus Equity Trust on November 20, 2008. The acquisition was accomplished by a tax-free exchange of 2,241 Class A shares and 789 Class C shares of the Disciplined Small-Cap Value Fund outstanding on February 20, 2009 (valued at $38,974 and $13,468, respectively) for 6,185 Class A shares and 2,439 Class C shares of the Small-Cap Value Fund outstanding on February 20, 2009. The Small-Cap Value Fund had net assets on that date of $52,442, including $22,809 of net depreciation, which were combined with those of the Disciplined Small-Cap Value Fund. The aggregate net assets of the Disciplined Small-Cap Value Fund immediately after the merger were $105,973. The shareholders of the Small-Cap Value Fund received for each share owned approximately 0.36 and 0.32, respectively, of Class A and Class C shares of the same class of the Disciplined Small-Cap Value Fund.

12.  TREASURY GUARANTEE PROGRAM

     On September 30, 2008, the Board authorized each Virtus Money Market Fund to apply for participation in the Department of Treasury's Temporary money market fund Guarantee Program (the "Program"). The Funds were subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

     The Funds paid $495 ($ reported in thousands), to participate in the program which was amortized through December 18, 2008.

     On November 24, 2008, the U.S. Treasury announced an extension of Treasury's Temporary Guarantee Program for Money Market Funds until April 30, 2009, to support ongoing stability in this market. Virtus, in consultation with its mutual fund board, determined that continued participation in the program is in the best interest of shareholders, and the mutual fund board authorized each Money Market Fund to continue its participation in the program. The Funds paid an additional fee of $743 ($ reported in thousands) which will be amortized through April 30, 2009.

     On April 1, 2009, the U.S. Treasury announced an extension of its Temporary Guarantee Program for money market funds until September 18, 2009. To continue its participation in the program the Funds paid additional fees of $755 which will be amortized through September 18, 2009.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

13.  SUBSEQUENT EVENT

     The Funds have adopted Statement of Financial Accounting Standards No. 165 ("FAS 165") effective with the current reporting period. SFAS 165 requires disclosure of the nature of all subsequent events through the date of issuance of the financial statements and an estimate of the financial impact, if any, on the financial statements of such an event(s).

     Management has evaluated the impact of all subsequent events on the Funds through August 21, 2009, the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

VIRTUS INSIGHT TRUST
101 Munson Street
Greenfield, MA 01301

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl St.
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

HOW TO CONTACT US
Mutual Fund Services       1-800-243-1574
Adviser Consulting Group   1-800-243-4361
Telephone Orders           1-800-367-5877
Text Telephone             1-800-243-1926
Web site                       VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

(VIRTUS MUTUAL FUNDS LOGO)

                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT 1793

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or virtus.com.

8005                                                                       06-09

                                                               SEMIANNUAL REPORT

                            VIRTUS MUTUAL FUNDS LOGO

                    Virtus Disciplined Small-Cap Growth Fund
                                Virtus Index Fund

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
VIRTUS INSIGHT TRUST   June 30, 2009                    E-DELIVERY AT Virtus.com

NOT FDIC INSURED       NO BANK GUARANTEE                         MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders ................................................      1
Disclosure of Fund Expenses ............................................      2
Portfolio Holdings Summary Weightings ..................................      3

FUND                                                                       PAGE
----                                                                       ----
   Virtus Disciplined Small-Cap Growth Fund ("Disciplined Small-Cap
      Growth Fund") ....................................................      4
   Virtus Index Fund ("Index Fund") ....................................      6
Statements of Assets and Liabilities ...................................     13
Statements of Operations ...............................................     14
Statements of Changes in Net Assets ....................................     15
Financial Highlights ...................................................     17
Notes to Financial Statements ..........................................     19


PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS OF VIRTUS MUTUAL FUNDS:

The financial markets gave investors a lifetime's worth of challenges during the first half of 2009.

After hitting lows in the first quarter that had not been seen in more than a dozen years, the markets rebounded nicely during the second quarter, offering cause for some optimism among beleaguered investors. The Dow Jones Industrial Average, which had dropped 13 percent in the first quarter - its sixth consecutive down quarter - ended the second quarter up 12 percent. The S&P 500(R) Index and the NASDAQ(R) Composite Index each registered better results. The S&P 500 ended the first half of the year up three percent while the NASDAQ Composite was up 17 percent.

For a year that started with woeful economic data - as well as foundering business and consumer confidence in the economy - the first half ended with some encouraging signs, or "green shoots" in the language of Federal Reserve Chairman Ben Bernanke. In the troubled financial services sector, credit conditions began to improve, giving big banks and brokerage firms the opportunity to shore up their balance sheets. Encouraged by these signs, institutional investors began to venture out of U.S. government debt into somewhat riskier assets. Additionally, commodities and emerging markets saw gains on the expectation that a global economic recovery may be on the horizon.

Unfortunately, one quarter of positive returns does not signify the end of the "Great Recession," and it may still be too early to tell if the "green shoots" will develop into healthy stalks of recovery. With unemployment rates edging higher, it may be several quarters before consumers are ready to lead the recovery by increasing personal spending. Additionally, analysts want to see corporate profits built on growth, not on companies' abilities to cut costs, before they say this downturn is behind us.

The investment professionals who manage your assets in the Virtus Mutual Funds are weighing all these factors - and many more - as they consider the best options in this economic environment. We encourage you to carefully review their quarterly commentary and to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

We appreciate the decisions you and your financial advisor have made to choose an investment in the Virtus Mutual Funds. Our wide range of equity, fixed income, alternative investment and money market funds can give you the opportunity to allocate your assets in a portfolio tailored to your specific needs.

We are also committed to offering exceptional service, and hope you will contact our customer service team at 800-243-1574 or through our website, www.virtus.com, if you have questions about your account or require additional information.

I thank you for entrusting your assets to Virtus Mutual Funds.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

AUGUST 3, 2009

                              VIRTUS INSIGHT TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2009 TO JUNE 30, 2009

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares, Class A shares and Exchange shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                Beginning          Ending      Annualized   Expenses Paid
              Account Value    Account Value     Expense        During
             January 1, 2009   June 30, 2009      Ratio        Period*
             ---------------   -------------   ----------   -------------
DISCIPLINED SMALL-CAP GROWTH FUND
ACTUAL
Class I         $1,000.00        $1,054.20        1.30%         $ 6.62
Class A          1,000.00         1,050.60        1.55            7.88
Class C          1,000.00         1,047.60        2.30           11.70
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I          1,000.00         1,018.26        1.30            6.53
Class A          1,000.00         1,017.01        1.55            7.78
Class C          1,000.00         1,013.19        2.30           11.57
INDEX FUND
ACTUAL
Class I         $1,000.00        $1,029.70        1.23%         $ 6.19
Class A          1,000.00         1,029.20        1.49            7.50
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I          1,000.00         1,018.61        1.23            6.18
Class A          1,000.00         1,017.31        1.49            7.48

* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (181) expenses were accrued in the most recent fiscal half- year, then divided by 365 days to reflect the one-half year period.

Funds may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              VIRTUS INSIGHT TRUST
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           JUNE 30, 2009 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

                      DISCIPLINED SMALL-CAP GROWTH FUND

Information Technology                     31%
Health Care                                29
Consumer Discretionary                     13
Industrials                                13
Financials                                  4
Materials                                   3
Telecommunication Services                  3
Other (includes short-term investments)     4
                                          ---
Total                                     100%
                                          ===

                                   INDEX FUND

Information Technology                     18%
Health Care                                14
Financials                                 13
Consumer Staples                           12
Energy                                     12
Industrials                                10
Consumer Discretionary                      9
Other (includes short-term investments)    12
                                          ---
Total                                     100%
                                          ===

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
COMMON STOCKS--95.8%
CONSUMER DISCRETIONARY--12.3%
99 Cents Only Stores(2)                                   14,070   $         191
Bally Technologies, Inc.(2)                                4,510             135
Cato Corp. (The) Class A                                   6,160             107
Chico's FAS, Inc.(2)                                      12,320             120
Chipotle Mexican Grill, Inc. Class A(2)                      690              55
Citi Trends, Inc.(2)                                       5,620             145
Genesco, Inc.(2)                                           4,080              77
Jo-Ann Stores, Inc.(2)                                     3,750              78
Red Robin Gourmet Burgers, Inc.(2)                         4,880              91
Shuffle Master, Inc.(2)                                   25,280             167
Shutterfly, Inc.(2)                                        5,320              74
Stage Stores, Inc.                                         6,010              67
Timberland Co. (The) Class A(2)                            6,610              88
True Religion Apparel, Inc.(2)                             6,220             139
Warnaco Group, Inc. (The)(2)                               2,430              79
                                                                   -------------
                                                                           1,613
                                                                   -------------
CONSUMER STAPLES--1.7%
American Italian Pasta Co. Class A(2)                      2,530              74
Darling International, Inc.(2)                            22,560             149
                                                                   -------------
                                                                             223
                                                                   -------------
ENERGY--1.6%
Alpha Natural Resources, Inc.(2)                           3,170              83
Pioneer Drilling Co.(2)                                   16,300              78
Vaalco Energy, Inc.(2)                                    12,480              53
                                                                   -------------
                                                                             214
                                                                   -------------
FINANCIALS--3.7%
Cash America International, Inc.                           3,330              78
Columbia Banking System, Inc.                              6,550              67
DuPont Fabros Technology, Inc.                             7,700              73
Nationwide Health Properties, Inc.                         1,960              50
SeaBright Insurance Holdings, Inc.(2)                      6,850              69
Sterling Bancshares, Inc.                                 10,480              66
Wintrust Financial Corp.                                   4,890              79
                                                                   -------------
                                                                             482
                                                                   -------------
HEALTH CARE--27.7%
Affymetrix, Inc.(2)                                       29,870             177
Alkermes, Inc.(2)                                          5,280              57
America Service Group, Inc.(2)                             5,200              84
American Medical Systems Holdings, Inc.(2)                11,680             184

                                                       SHARES          VALUE
                                                    ------------   -------------
HEALTH CARE--(CONTINUED)
AmSurg Corp.(2)                                            8,560   $         183
Analogic Corp.                                             3,050             113
Bruker Corp.(2)                                            8,870              82
Centene Corp.(2)                                           9,540             191
Chemed Corp.                                               4,530             179
Cubist Pharmaceuticals, Inc.(2)                            6,760             124
Dionex Corp.(2)                                            1,500              92
HMS Holdings Corp.(2)                                      1,400              57
Kendle International, Inc.(2)                              5,540              68
Kensey Nash Corp.(2)                                       2,700              71
Medicis Pharmaceutical Corp. Class A                      11,520             188
Medtox Scientific, Inc.(2)                                 5,970              56
Micrus Endovascular Corp.(2)                               7,380              67
Noven Pharmaceuticals, Inc.(2)                            14,130             202
Omnicell, Inc.(2)                                         17,280             186
OSI Pharmaceuticals, Inc.(2)                               2,060              58
Par Pharmaceutical Cos., Inc.(2)                          15,040             228
Phase Forward, Inc.(2)                                    13,980             211
RehabCare Group, Inc.(2)                                   5,750             138
SonoSite, Inc.(2)                                          9,630             193
Valeant Pharmaceuticals International(2)                   9,320             240
ViroPharma, Inc.(2)                                       15,760              93
Vivus, Inc.(2)                                            18,140             110
                                                                   -------------
                                                                           3,632
                                                                   -------------
INDUSTRIALS--12.6%
Administaff, Inc.                                          7,790             181
Advisory Board Co. (The)(2)                                4,120             106
American Reprographics Co.(2)                              8,840              73
ATC Technology Corp.(2)                                    8,780             127
Chart Industries, Inc.(2)                                  2,850              52
CIRCOR International, Inc.                                 2,630              62
Comfort Systems USA, Inc.                                  7,880              81
CRA International, Inc.(2)                                 6,870             191
EMCOR Group, Inc.(2)                                       9,290             187
GrafTech International Ltd.(2)                             5,360              61
Griffon Corp.(2)                                          10,850              90
Miller (Herman), Inc.                                      4,670              72
MYR Group, Inc.(2)                                         9,770             197
TrueBlue, Inc.(2)                                          6,110              51
Tutor Perini Corp.(2)                                      4,040              70
WESCO International, Inc.(2)                               2,100              53
                                                                   -------------
                                                                           1,654
                                                                   -------------

                        See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
INFORMATION TECHNOLOGY--29.9%
ACI Worldwide, Inc.(2)                                     9,580   $         134
Actel Corp.(2)                                            14,630             157
Advanced Analogic Technologies, Inc.(2)                   12,500              57
Art Technology Group, Inc.(2)                             44,810             170
Blue Coat Systems, Inc.(2)                                14,200             235
Cirrus Logic, Inc.(2)                                     31,340             141
Cypress Semiconductor Corp.(2)                            11,090             102
Digital River, Inc.(2)                                     2,900             105
Electronics for Imaging, Inc.(2)                          13,930             148
Interactive Intelligence, Inc.(2)                         18,000             221
Kenexa Corp.(2)                                            9,970             115
Knot, Inc. (The)(2)                                        9,270              73
MIPS Technologies, Inc.(2)                                20,610              62
Novatel Wireless, Inc.(2)                                 14,810             134
Oplink Communications, Inc.(2)                            17,300             197
Polycom, Inc.(2)                                           6,130             124
RealNetworks, Inc.(2)                                     47,400             142
RightNow Technologies, Inc.(2)                            13,720             162
Riverbed Technology, Inc.(2)                               7,530             175
Sapient Corp.(2)                                          14,070              88
Silicon Image, Inc.(2)                                    32,040              74
SonicWALL, Inc.(2)                                        41,780             229
SPSS, Inc.(2)                                              5,300             177
Sybase, Inc.(2)                                            3,000              94
Symmetricom, Inc.(2)                                      10,050              58
Taleo Corp. Class A(2)                                     9,600             175
TIBCO Software, Inc.(2)                                   17,550             126
Vocus, Inc.(2)                                             4,220              83
Zoran Corp.(2)                                            15,460             169
                                                                   -------------
                                                                           3,927
                                                                   -------------
MATERIALS--3.0%
CF Industries Holdings, Inc.                               1,510             112
Koppers Holdings, Inc.                                     2,980              78
OM Group, Inc.(2)                                          3,330              97
Terra Industries, Inc.                                     4,690             114
                                                                   -------------
                                                                             401
                                                                   -------------
TELECOMMUNICATION SERVICES--3.3%
Cbeyond, Inc.(2)                                           5,640              81
Cogent Communications Group, Inc.(2)                       5,200              42
iPCS, Inc.(2)                                              5,150              77
tw telecom, Inc.(2)                                        9,670              99

                                                       SHARES          VALUE
                                                    ------------   -------------
TELECOMMUNICATION SERVICES--(CONTINUED)
USA Mobility, Inc.                                        10,630   $         136
                                                                   -------------
                                                                             435
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $12,474)                                                 12,581
                                                                   -------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $12,474)                                                 12,581
                                                                   -------------
TOTAL INVESTMENTS--95.8%
(IDENTIFIED COST $12,474)                                                 12,581(1)
Other assets and liabilities, net--4.2%                                      547
                                                                   -------------
NET ASSETS--100.0%                                                 $      13,128
                                                                   =============

ABBREVIATION:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,755 and gross depreciation of $1,667 for federal income tax purposes. At June 30, 2009, the aggregate cost of securities for federal income tax purposes was $12,493.

(2)  Non-income producing.

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
COMMON STOCKS--87.3%
CONSUMER DISCRETIONARY--7.8%
Abercrombie & Fitch Co. Class A                              140   $           4
Amazon.com, Inc.(2)                                          530              44
Apollo Group, Inc. Class A(2)                                180              13
AutoNation, Inc.(2)                                          180               3
AutoZone, Inc.(2)                                             60               9
Bed Bath & Beyond, Inc.(2)                                   420              13
Best Buy Co., Inc.                                           560              19
Big Lots, Inc.(2)                                            130               3
Black & Decker Corp. (The)                                   100               3
Carnival Corp.                                               710              18
CBS Corp. Class B                                          1,110               8
Centex Corp.                                                 200               2
Coach, Inc.                                                  520              14
Comcast Corp. Class A                                      4,700              68
D.R. Horton, Inc.                                            450               4
Darden Restaurants, Inc.                                     220               7
DeVry, Inc.                                                  105               5
DIRECTV Group, Inc. (The)(2)                                 850              21
Eastman Kodak Co.                                            440               1
Expedia, Inc.(2)                                             340               5
Family Dollar Stores, Inc.                                   230               6
Ford Motor Co.(2)                                          5,240              32
Fortune Brands, Inc.                                         240               8
GameStop Corp. Class A(2)                                    270               6
Gannett Co., Inc.                                            380               1
Gap, Inc. (The)                                              750              12
Genuine Parts Co.                                            260               9
Goodyear Tire & Rubber Co. (The)(2)                          390               4
H&R Block, Inc.                                              550               9
Harley-Davidson, Inc.                                        380               6
Harman International Industries, Inc.                        110               2
Hasbro, Inc.                                                 200               5
Home Depot, Inc. (The)                                     2,760              65
International Game Technology                                480               8
Interpublic Group of Cos., Inc. (The)(2)                     780               4
Johnson Controls, Inc.                                       970              21
KB Home                                                      120               2
Kohl's Corp.(2)                                              500              21
Leggett & Platt, Inc.                                        260               4
Lennar Corp. Class A                                         230               2
Limited Brands, Inc.                                         440               5
Lowe's Cos., Inc.                                          2,410              47

                                                       SHARES          VALUE
                                                    ------------   -------------
CONSUMER DISCRETIONARY--(CONTINUED)
Macy's, Inc.                                                 690   $           8
Marriott International, Inc. Class A                         483              11
Mattel, Inc.                                                 580               9
McDonald's Corp.                                           1,800             103
McGraw-Hill Cos., Inc. (The)                                 510              15
Meredith Corp.                                                60               2
New York Times Co. (The) Class A                             190               1
Newell Rubbermaid, Inc.                                      450               5
News Corp. Class A                                         3,820              35
NIKE, Inc. Class B                                           630              33
Nordstrom, Inc.                                              260               5
O'Reilly Automotive, Inc.(2)                                 220               8
Office Depot, Inc.(2)                                        450               2
Omnicom Group, Inc.                                          510              16
Penney (J.C.) Co., Inc.                                      360              10
Polo Ralph Lauren Corp.                                       90               5
Pulte Homes, Inc.                                            350               3
RadioShack Corp.                                             200               3
Scripps Networks Interactive, Inc. Class A                   150               4
Sears Holdings Corp.(2)                                       90               6
Sherwin-Williams Co. (The)                                   160               9
Snap-On, Inc.                                                 90               3
Stanley Works (The)                                          130               4
Staples, Inc.                                              1,170              24
Starbucks Corp.(2)                                         1,200              17
Starwood Hotels & Resorts Worldwide, Inc.                    300               7
Target Corp.                                               1,230              49
Tiffany & Co.                                                200               5
Time Warner Cable, Inc.                                      576              18
Time Warner, Inc.                                          1,953              49
TJX Cos., Inc. (The)                                         670              21
VF Corp.                                                     140               8
Viacom, Inc. Class B(2)                                      990              22
Walt Disney Co. (The)                                      3,030              71
Washington Post Co. (The) Class B                              5               2
Whirlpool Corp.                                              120               5
Wyndham Worldwide Corp.                                      290               4
Wynn Resorts Ltd.(2)                                         110               4
Yum! Brands, Inc.                                            750              25
                                                                   -------------
                                                                           1,174
                                                                   -------------
CONSUMER STAPLES--10.4%
Altria Group, Inc.                                         3,370              55
Archer-Daniels-Midland Co.                                 1,050              28

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
CONSUMER STAPLES--(CONTINUED)
Avon Products, Inc.                                          700   $          18
Brown-Forman Corp. Class B                                   155               7
Campbell Soup Co.                                            330              10
Clorox Co. (The)                                             230              13
Coca-Cola Co. (The)                                        3,240             155
Coca-Cola Enterprises, Inc.                                  520               9
Colgate-Palmolive Co.                                        810              57
ConAgra Foods, Inc.                                          730              14
Constellation Brands, Inc. Class A(2)                        320               4
Costco Wholesale Corp.                                       710              32
CVS Caremark Corp.                                         2,374              76
Dean Foods Co.(2)                                            290               6
Dr Pepper Snapple Group, Inc.(2)                             410               9
Estee Lauder Cos., Inc. (The) Class A                        190               6
General Mills, Inc.                                          540              30
H.J. Heinz Co.                                               510              18
Hershey Co. (The)                                            270              10
Hormel Foods Corp.                                           110               4
Kellogg Co.                                                  410              19
Kimberly-Clark Corp.                                         670              35
Kraft Foods, Inc. Class A                                  2,395              61
Kroger Co. (The)                                           1,060              23
Lorillard, Inc.                                              270              18
McCormick & Co., Inc.                                        210               7
Molson Coors Brewing Co. Class B                             240              10
Pepsi Bottling Group, Inc. (The)                             220               7
PepsiCo, Inc.                                              2,540             140
Philip Morris International, Inc.                          3,200             140
Procter & Gamble Co. (The)(4)                              4,752             243
Reynolds American, Inc.                                      280              11
Safeway, Inc.                                                690              14
Sara Lee Corp.                                             1,130              11
Smucker (J.M.) Co. (The)                                     190               9
SUPERVALU, Inc.                                              346               4
SYSCO Corp.                                                  960              22
Tyson Foods, Inc. Class A                                    490               6
Wal-Mart Stores, Inc.                                      3,640             176
Walgreen Co.                                               1,620              48
Whole Foods Market, Inc.(2)                                  230               4
                                                                   -------------
                                                                           1,569
                                                                   -------------
ENERGY--10.8%
Anadarko Petroleum Corp.                                     810              37
Apache Corp.                                                 550              40

                                                       SHARES          VALUE
                                                    ------------   -------------
ENERGY--(CONTINUED)
Baker Hughes, Inc.                                           500   $          18
BJ Services Co.                                              480               7
Cabot Oil & Gas Corp.                                        170               5
Cameron International Corp.(2)                               350              10
Chesapeake Energy Corp.                                      920              18
Chevron Corp.                                              3,269             217
ConocoPhillips                                             2,410             101
Consol Energy, Inc.                                          290              10
Denbury Resources, Inc.(2)                                   410               6
Devon Energy Corp.                                           720              39
Diamond Offshore Drilling, Inc.                              110               9
El Paso Corp.                                              1,140              11
ENSCO International, Inc.                                    230               8
EOG Resources, Inc.                                          410              28
Exxon Mobil Corp.(4)                                       7,950             556
FMC Technologies, Inc.(2)                                    205               8
Halliburton Co.                                            1,460              30
Hess Corp.                                                   460              25
Marathon Oil Corp.                                         1,156              35
Massey Energy Co.                                            135               3
Murphy Oil Corp.                                             310              17
Nabors Industries Ltd.(2)                                    460               7
National Oilwell Varco, Inc.(2)                              680              22
Noble Energy, Inc.                                           280              16
Occidental Petroleum Corp.                                 1,320              87
Peabody Energy Corp.                                         440              13
Pioneer Natural Resources Co.                                190               5
Range Resources Corp.                                        260              11
Rowan Cos., Inc.                                             180               3
Schlumberger Ltd.                                          1,950             105
Smith International, Inc.                                    360               9
Southwestern Energy Co.(2)                                   560              22
Spectra Energy Corp.                                       1,050              18
Sunoco, Inc.                                                 190               4
Tesoro Corp.                                                 230               3
Valero Energy Corp.                                          910              15
Williams Cos., Inc. (The)                                    950              15
XTO Energy, Inc.                                             945              36
                                                                   -------------
                                                                           1,629
                                                                   -------------
FINANCIALS--12.0%
AFLAC, Inc.                                                  760              24
Allstate Corp. (The)                                         870              21
American Express Co.                                       1,930              45

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
FINANCIALS--(CONTINUED)
American International Group, Inc.(2)                      4,390   $           5
Ameriprise Financial, Inc.                                   420              10
AON Corp.                                                    450              17
Apartment Investment & Management Co. Class A                189               2
Assurant, Inc.                                               190               5
AvalonBay Communities, Inc.                                  126               7
Bank of America Corp.                                     13,175             174
Bank of New York Mellon Corp. (The)                        1,950              57
BB&T Corp.                                                 1,050              23
Boston Properties, Inc.                                      230              11
Capital One Financial Corp.                                  736              16
CB Richard Ellis Group, Inc. Class A(2)                      390               4
Charles Schwab Corp. (The)                                 1,530              27
Chubb Corp. (The)                                            570              23
Cincinnati Financial Corp.                                   264               6
CIT Group, Inc.                                              630               1
Citigroup, Inc.                                            8,980              27
CME Group, Inc.                                              110              34
Comerica, Inc.                                               250               5
Discover Financial Services                                  780               8
E*TRADE Financial Corp.(2)                                 1,390               2
Equity Residential                                           450              10
Federated Investors, Inc. Class B                            150               4
Fifth Third Bancorp                                        1,200               8
First Horizon National Corp.(2)                              554               7
Franklin Resources, Inc.                                     250              18
Genworth Financial, Inc. Class A                             710               5
Goldman Sachs Group, Inc. (The)                              820             121
Hartford Financial Services Group, Inc. (The)                530               6
Health Care REIT, Inc.                                       180               6
Host Hotels & Resorts, Inc.                                  980               8
HPC, Inc.                                                    440               9
Hudson City Bancorp, Inc.                                    850              11
Huntington Bancshares, Inc.                                  890               4
IntercontinentalExchange, Inc.(2)                            120              14
Invesco Ltd.                                                 670              12
Janus Capital Group, Inc.                                    260               3
JPMorgan Chase & Co.(4)                                    6,356             217
KeyCorp                                                    1,150               6
Kimco Realty Corp.                                           530               5
Legg Mason, Inc.                                             230               6
Leucadia National Corp.(2)                                   300               6
Lincoln National Corp.                                       480               8

                                                       SHARES          VALUE
                                                    ------------   -------------
FINANCIALS--(CONTINUED)
Loews Corp.                                                  590   $          16
M&T Bank Corp.                                               130               7
Marsh & McLennan Cos., Inc.                                  850              17
Marshall & Ilsley Corp.                                      570               3
MBIA, Inc.(2)                                                280               1
MetLife, Inc.                                              1,330              40
Moody's Corp.                                                310               8
Morgan Stanley                                             2,200              63
NASDAQ OMX Group, Inc. (The)(2)                              220               5
Northern Trust Corp.                                         390              21
NYSE Euronext, Inc.                                          420              11
People's United Financial, Inc.                              570               8
Plum Creek Timber Co., Inc.                                  270               8
PNC Financial Services Group, Inc.                           749              29
Principal Financial Group, Inc.                              510              10
Progressive Corp. (The)(2)                                 1,110              17
ProLogis                                                     720               6
Prudential Financial, Inc.                                   750              28
Public Storage                                               200              13
Regions Financial Corp.                                    1,880               8
Simon Property Group, Inc.                                   598              31
SLM Corp.(2)                                                 760               8
State Street Corp.                                           800              38
SunTrust Banks, Inc.                                         760              12
T. Rowe Price Group, Inc.                                    420              17
Torchmark Corp.                                              130               5
Travelers Cos., Inc. (The)                                   949              39
U.S. Bancorp                                               3,090              55
Unum Group                                                   540               8
Ventas, Inc.                                                 260               8
Vornado Realty Trust                                         370              17
Wells Fargo & Co.                                          7,590             184
XL Capital Ltd. Class A                                      560               6
Zions Bancorp                                                190               2
                                                                   -------------
                                                                           1,797
                                                                   -------------
HEALTH CARE--12.2%
Abbott Laboratories                                        2,520             119
Aetna, Inc.                                                  730              18
Allergan, Inc.                                               500              24
AmerisourceBergen Corp.                                      490               9
Amgen, Inc.(2)                                             1,650              87
Bard (C.R.), Inc.                                            160              12
Baxter International, Inc.                                   990              52

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
HEALTH CARE--(CONTINUED)
Becton, Dickinson & Co.                                      390   $          28
Biogen Idec, Inc.(2)                                         470              21
Boston Scientific Corp.(2)                                 2,453              25
Bristol-Myers Squibb Co.                                   3,230              66
Cardinal Health, Inc.                                        590              18
Celgene Corp.(2)                                             750              36
Cephalon, Inc.(2)                                            120               7
CIGNA Corp.                                                  440              11
Coventry Health Care, Inc.(2)                                240               4
DaVita, Inc.(2)                                              170               8
DENTSPLY International, Inc.                                 240               7
Eli Lilly & Co.                                            1,650              57
Express Scripts, Inc.(2)                                     440              30
Forest Laboratories, Inc.(2)                                 490              12
Genzyme Corp.(2)                                             440              24
Gilead Sciences, Inc.(2)                                   1,480              69
Hospira, Inc.(2)                                             260              10
Humana, Inc.(2)                                              280               9
IMS Health, Inc.                                             300               4
Intuitive Surgical, Inc.(2)                                   60              10
Johnson & Johnson(4)                                       4,490             255
King Pharmaceuticals, Inc.(2)                                400               4
Laboratory Corporation of America Holdings(2)                180              12
Life Technologies Corp.(2)                                   283              12
McKesson Corp.                                               440              19
Medco Health Solutions, Inc.(2)                              790              36
Medtronic, Inc.                                            1,820              64
Merck & Co., Inc.                                          3,440              96
Millipore Corp.(2)                                            90               6
Mylan, Inc.(2)                                               500               7
Patterson Cos., Inc.(2)                                      150               3
PerkinElmer, Inc.                                            190               3
Pfizer, Inc.                                              11,000             165
Quest Diagnostics, Inc.                                      240              14
Schering-Plough Corp.                                      2,650              67
St. Jude Medical, Inc.(2)                                    560              23
Stryker Corp.                                                390              16
Tenet Healthcare Corp.(2)                                    680               2
Thermo Fisher Scientific, Inc.(2)                            680              28
UnitedHealth Group, Inc.                                   1,940              48
Varian Medical Systems, Inc.(2)                              200               7
Waters Corp.(2)                                              160               8
Watson Pharmaceuticals, Inc.(2)                              170               6
WellPoint, Inc.(2)                                           790              40

                                                       SHARES          VALUE
                                                    ------------   -------------
HEALTH CARE--(CONTINUED)
Wyeth                                                      2,170   $          99
Zimmer Holdings, Inc.(2)                                     350              15
                                                                   -------------
                                                                           1,832
                                                                   -------------
INDUSTRIALS--8.6%
3M Co.                                                     1,130              68
Avery Dennison Corp.                                         180               5
Boeing Co. (The)                                           1,180              50
Burlington Northern Santa Fe Corp.                           450              33
Caterpillar, Inc.                                            980              32
Cintas Corp.                                                 210               5
Cooper Industries Ltd. Class A                               270               8
CSX Corp.                                                    640              22
Cummins, Inc.                                                330              12
Danaher Corp.                                                420              26
Deere & Co.                                                  690              28
Donnelley (R.R.) & Sons Co.                                  330               4
Dover Corp.                                                  300              10
Dun & Bradstreet Corp.                                        90               7
Eaton Corp.                                                  270              12
Emerson Electric Co.                                       1,220              40
Equifax, Inc.                                                210               6
Expeditors International of Washington, Inc.                 350              12
Fastenal Co.                                                 210               7
FedEx Corp.                                                  510              28
Flowserve Corp.                                               90               6
Fluor Corp.                                                  290              15
General Dynamics Corp.                                       630              35
General Electric Co.                                      17,260             202
Goodrich Corp.                                               200              10
Grainger (W.W.), Inc.                                        100               8
Honeywell International, Inc.                              1,210              38
Illinois Tool Works, Inc.                                    630              24
Iron Mountain, Inc.(2)                                       290               8
ITT Corp.                                                    300              13
Jacobs Engineering Group, Inc.(2)                            200               8
L-3 Communications Holdings, Inc.                            190              13
Lockheed Martin Corp.                                        530              43
Manitowoc Co., Inc. (The)                                    210               1
Masco Corp.                                                  590               6
Monster Worldwide, Inc.(2)                                   210               2
Norfolk Southern Corp.                                       600              23
Northrop Grumman Corp.                                       530              24
PACCAR, Inc.                                                 590              19

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
INDUSTRIALS--(CONTINUED)
Pall Corp.                                                   190   $           5
Parker Hannifin Corp.                                        260              11
Pitney Bowes, Inc.                                           340               7
Precision Castparts Corp.                                    230              17
Quanta Services, Inc.(2)                                     320               7
Raytheon Co.                                                 640              28
Republic Services, Inc.                                      520              13
Robert Half International, Inc.                              250               6
Robinson (C.H.) Worldwide, Inc.                              280              15
Rockwell Automation, Inc.                                    230               7
Rockwell Collins, Inc.                                       260              11
Ryder System, Inc.                                            90               3
Southwest Airlines Co.                                     1,210               8
Stericycle, Inc.(2)                                          140               7
Textron, Inc.                                                440               4
Union Pacific Corp.                                          820              43
United Parcel Service, Inc. Class B                        1,620              81
United Technologies Corp.                                  1,540              80
Waste Management, Inc.                                       800              23
                                                                   -------------
                                                                           1,289
                                                                   -------------
INFORMATION TECHNOLOGY--16.1%
Adobe Systems, Inc.(2)                                       850              24
Advanced Micro Devices, Inc.(2)                              910               4
Affiliated Computer Services, Inc. Class A(2)                160               7
Agilent Technologies, Inc.(2)                                560              11
Akamai Technologies, Inc.(2)                                 280               5
Altera Corp.                                                 480               8
Amphenol Corp. Class A                                       280               9
Analog Devices, Inc.                                         470              12
Apple, Inc.(2)                                             1,450             208
Applied Materials, Inc.                                    2,170              24
Autodesk, Inc.(2)                                            370               7
Automatic Data Processing, Inc.                              820              29
BMC Software, Inc.(2)                                        300              10
Broadcom Corp. Class A(2)                                    700              17
CA, Inc.                                                     643              11
Ciena Corp.(2)                                               150               2
Cisco Systems, Inc.(2)                                     9,400             175
Citrix Systems, Inc.(2)                                      290               9
Cognizant Technology Solutions Corp. Class A(2)              480              13
Computer Sciences Corp.(2)                                   250              11
Compuware Corp.(2)                                           390               3
Convergys Corp.(2)                                           200               2

                                                       SHARES          VALUE
                                                    ------------   -------------
INFORMATION TECHNOLOGY--(CONTINUED)
Corning, Inc.                                              2,530   $          41
Dell, Inc.(2)                                              2,830              39
eBay, Inc.(2)                                              1,760              30
Electronic Arts, Inc.(2)                                     530              11
EMC Corp.(2)                                               3,280              43
Fidelity National Information Services, Inc.                 310               6
Fiserv, Inc.(2)                                              250              11
FLIR Systems, Inc.(2)                                        240               5
Google, Inc. Class A(2)                                      390             164
Harris Corp.                                                 220               6
Harris Stratex Networks, Inc.(2)                              86               1
Hewlett-Packard Co.                                        3,890             150
Intel Corp.                                                9,100             151
International Business Machines Corp.(4)                   2,150             224
Intuit, Inc.(2)                                              530              15
Jabil Circuit, Inc.                                          350               3
JDS Uniphase Corp.(2)                                        357               2
Juniper Networks, Inc.(2)                                    850              20
KLA-Tencor Corp.                                             280               7
Lexmark International, Inc. Class A(2)                       130               2
Linear Technology Corp.                                      360               8
LSI Corp.(2)                                               1,060               5
MasterCard, Inc. Class A                                     120              20
McAfee, Inc.(2)                                              250              11
MEMC Electronic Materials, Inc.(2)                           360               6
Microchip Technology, Inc.                                   300               7
Micron Technology, Inc.(2)                                 1,380               7
Microsoft Corp.(4)                                        12,470             296
Molex, Inc.                                                  230               4
Motorola, Inc.                                             3,740              25
National Semiconductor Corp.                                 320               4
NetApp, Inc.(2)                                              540              11
Novell, Inc.(2)                                              560               3
Novellus Systems, Inc.(2)                                    160               3
NVIDIA Corp.(2)                                              890              10
Oracle Corp.                                               6,173             132
Paychex, Inc.                                                520              13
QLogic Corp.(2)                                              190               2
QUALCOMM, Inc.                                             2,700             122
Salesforce.com, Inc.(2)                                      170               6
SanDisk Corp.(2)                                             370               5
Sun Microsystems, Inc.(2)                                  1,220              11
Symantec Corp.(2)                                          1,336              21
Tellabs, Inc.(2)                                             640               4

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
INFORMATION TECHNOLOGY--(CONTINUED)
Teradata Corp.(2)                                            280   $           7
Teradyne, Inc.(2)                                            280               2
Texas Instruments, Inc.                                    2,080              44
Total System Services, Inc.                                  325               4
VeriSign, Inc.(2)                                            310               6
Western Digital Corp.(2)                                     365              10
Western Union Co. (The)                                    1,140              19
Xerox Corp.                                                1,410               9
Xilinx, Inc.                                                 450               9
Yahoo!, Inc.(2)                                            2,270              36
                                                                   -------------
                                                                           2,414
                                                                   -------------
MATERIALS--2.8%
Air Products & Chemicals, Inc.                               340              22
AK Steel Holding Corp.                                       175               3
Alcoa, Inc.                                                1,590              16
Allegheny Technologies, Inc.                                 160               6
Ball Corp.                                                   150               7
Bemis Co., Inc.                                              160               4
CF Industries Holdings, Inc.                                 150              11
Dow Chemical Co. (The)                                     1,750              28
Du Pont (E.I.) de Nemours & Co.                            1,470              38
Eastman Chemical Co.                                         120               4
Ecolab, Inc.                                                 270              10
Freeport-McMoRan Copper & Gold, Inc.                         670              34
International Flavors & Fragrances, Inc.                     130               4
International Paper Co.                                      700              11
MeadWestvaco Corp.                                           280               5
Monsanto Co.                                                 890              66
Newmont Mining Corp.                                         800              33
Nucor Corp.                                                  510              23
Owens-Illinois, Inc.(2)                                      270               8
Pactiv Corp.(2)                                              210               5
PPG Industries, Inc.                                         270              12
Praxair, Inc.                                                500              35
Sealed Air Corp.                                             260               5
Sigma-Aldrich Corp.                                          200              10
Titanium Metals Corp.                                        140               1
United States Steel Corp.                                    230               8
Vulcan Materials Co.                                         200               9
Weyerhaeuser Co.                                             340              10
                                                                   -------------
                                                                             428
                                                                   -------------

                                                       SHARES          VALUE
                                                    ------------   -------------
TELECOMMUNICATION SERVICES--3.0%
American Tower Corp. Class A(2)                              650   $          20
AT&T, Inc.(4)                                              9,610             239
CenturyTel, Inc.                                             160               5
Frontier Communications Corp.                                510               4
MetroPCS Communications, Inc.(2)                             540               7
Qwest Communications International, Inc.                   2,410              10
Sprint Nextel Corp.(2)                                     4,678              23
Verizon Communications, Inc.                               4,630             142
Windstream Corp.                                             711               6
                                                                   -------------
                                                                             456
                                                                   -------------
UTILITIES--3.6%
AES Corp. (The)(2)                                         1,090              13
Allegheny Energy, Inc.                                       280               7
Ameren Corp.                                                 350               9
American Electric Power Co., Inc.                            780              22
CenterPoint Energy, Inc.                                     570               6
CMS Energy Corp.                                             370               4
Consolidated Edison, Inc.                                    450              17
Constellation Energy Group, Inc.                             320               8
Dominion Resources, Inc.                                     960              32
DTE Energy Co.                                               270               9
Duke Energy Corp.                                          2,100              31
Dynegy, Inc. Class A(2)                                      823               2
Edison International                                         530              17
Entergy Corp.                                                320              25
EQT Corp.                                                    210               7
Exelon Corp.                                               1,070              55
FirstEnergy Corp.                                            500              19
FPL Group, Inc.                                              670              38
Integrys Energy Group, Inc.                                  125               4
Nicor, Inc.                                                   70               2
NiSource, Inc.                                               450               5
Northeast Utilities                                          290               6
Pepco Holdings, Inc.                                         360               5
PG&E Corp.                                                   600              23
Pinnacle West Capital Corp.                                  160               5
PPL Corp.                                                    610              20
Progress Energy, Inc.                                        450              17
Public Service Enterprise Group, Inc.                        820              27
Questar Corp.                                                280               9
SCANA Corp.                                                  200               6
Sempra Energy                                                400              20
Southern Co. (The)                                         1,270              40

                        See Notes to Financial Statements

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                    ------------   -------------
UTILITIES--(CONTINUED)
TECO Energy, Inc.                                            350   $           4
Wisconsin Energy Corp.                                       190               8
Xcel Energy, Inc.                                            740              14
                                                                   -------------
                                                                             536
                                                                   -------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $16,604)                                                 13,124
                                                                   -------------
RIGHTS--0.0%
Seagate Technology Tax Refund Rights(3)                    8,400               0
                                                                   -------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                           0
                                                                   -------------
TOTAL LONG TERM INVESTMENTS--87.3%
(IDENTIFIED COST $16,604)                                                 13,124
                                                                   -------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--0.0%
AIM Short Term Investment -Liquid Assets
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 0.524%)                         49              --(5)
                                                                   -------------

                                                      PAR VALUE        VALUE
                                                    ------------   -------------
U.S. TREASURY BILL--1.7%
U S Treasury Bill 0.187%, 9/24/09                           $250             250
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $250)                                                       250
                                                                   -------------
TOTAL INVESTMENTS--89.0%
(IDENTIFIED COST $16,854)                                                 13,374(1)
Other assets and liabilities, net--11.0%                                   1,653
                                                                   -------------
NET ASSETS--100.0%                                                 $      15,027
                                                                   =============

ABBREVIATION:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $862 and gross depreciation of $6,770 for federal income tax purposes. At June 30, 2009, the aggregate cost of securities for federal income tax purposes was $19,282.

(2)  Non-income producing.

(3)  Illiquid security.

(4)  All or a portion of the security is segregrated as collateral.

(5)  Amounts are less than $500 (not reported in 000s).

                                              Value of      Market      Unrealized
                                Number of    Contracts     Value of    Appreciation
              Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
              ---------------   ---------   -----------   ---------   --------------
S&P 500 (R)     September-09        8          $1,814       $1,831          $17
                                                                            ---
                                                                            $17
                                                                            ---

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                     DISCIPLINED
                                                      SMALL-CAP
                                                     GROWTH FUND     INDEX FUND
                                                    ------------   -------------
ASSETS
   Investment in securities at value(1)             $     12,581   $      13,374
   Receivables
      Investment securities sold                             946           1,979
      Fund shares sold                                        --               7
      Dividends and interest receivable                        3              26
   Prepaid expenses                                           19              26
   Other assets                                               --(2)            1
                                                    ------------   -------------
         Total assets                                     13,549          15,413
                                                    ------------   -------------
LIABILITIES
   Cash overdraft                                            392             188
   Payables
      Fund shares repurchased                                  1             119
      Investment securities purchased                         --              25
      Investment advisory fee                                  4               3
      Distribution and service fees                           --(2)            2
      Administration fee                                       1               1
      Transfer agent fees and expenses                         1               3
      Trustees' fee and expenses                              --(2)           --(2)
      Professional fee                                        19              19
      Variation margin for futures contracts                  --              11
      Trustee deferred compensation plan                      --(2)            1
      Custodian fee                                            3              13
      Other accrued expenses                                  --(2)            1
                                                    ------------   -------------
         Total liabilities                                   421             386
                                                    ------------   -------------
NET ASSETS                                          $     13,128   $      15,027
                                                    ============   =============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
      interest (Par value $0.001)                   $     22,205   $      23,045
   Accumulated undistributed net investment
      income (loss)                                          (73)              9
   Accumulated undistributed net realized gain
      (loss)                                              (9,111)         (4,564)
   Net unrealized appreciation (depreciation) on
      investments                                            107          (3,463)
                                                    ------------   -------------
NET ASSETS                                          $     13,128   $      15,027
                                                    ============   =============
CLASS I
Net asset value (net assets/shares outstanding)
   and offering price per share                     $       8.17   $       12.98
                                                    ------------   -------------
Shares of beneficial interest outstanding,
   unlimited authorization                             1,581,759         549,063
                                                    ------------   -------------
Net Assets                                          $     12,916   $       7,127
                                                    ------------   -------------
CLASS A
Net asset value (net assets/shares outstanding)
   per share                                        $       8.09   $       12.99
                                                    ------------   -------------
Maximum offering price per share NAV/(1-5.75%)      $       8.58   $       13.78
                                                    ------------   -------------
Shares of beneficial interest outstanding,
   unlimited authorization                                10,457         608,367
                                                    ------------   -------------
Net Assets                                          $         85   $       7,900
                                                    ------------   -------------
CLASS C
Net asset value (net assets/shares outstanding)
   and offering price per share                     $       7.92
                                                    ------------
Shares of beneficial interest outstanding,
   unlimited authorization                                16,093
                                                    ------------
Net Assets                                          $        127
                                                    ------------

   (1) Investments in securities at cost            $     12,474   $      16,854

(2)  Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

(Reported in thousands)

                                                     DISCIPLINED
                                                      SMALL-CAP
                                                     GROWTH FUND     INDEX FUND
                                                    ------------   -------------
INVESTMENT INCOME
   Dividends                                        $         18   $         257
   Interest                                                   --              --(1)
   Foreign taxes withheld                                     --              --(1)
                                                    ------------   -------------
      Total investment income                                 18             257
                                                    ------------   -------------
EXPENSES
   Investment advisory fee                                    52              20
   Distribution and service fees, Class I                      3               3
   Service fees, Class A                                      --(1)           10
   Distribution and service fees, Class C                      1              --
   Administration fee                                          6               8
   Transfer agent fee and expenses                             3              10
   Custodian fees                                              9              48
   Printing fees and expenses                                  1              --(1)
   Professional fees                                          16              17
   Registration fees                                          17              13
   Trustees fee and expenses                                   1               1
   Miscellaneous                                               2               6
                                                    ------------   -------------
      Total expenses                                         111             136
   Less expenses reimbursed by investment adviser
      and/(or) distributor                                   (20)             (3)
                                                    ------------   -------------
      Net expenses                                            91             133
                                                    ------------   -------------
      NET INVESTMENT INCOME (LOSS)                           (73)            124
                                                    ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized loss on investments                       (5,446)         (1,181)
   Net realized loss on futures                               --             (12)
   Net change in unrealized appreciation
      (depreciation) on investments                        5,824           1,549
   Net change in unrealized appreciation
      (depreciation) on futures                               --              (5)
                                                    ------------   -------------
NET GAIN ON INVESTMENTS                                      378             351
                                                    ------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       $        305   $         475
                                                    ============   =============

(1)  Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

(REPORTED IN THOUSANDS)

                                                         DISCIPLINED SMALL-CAP GROWTH FUND
                                                       ------------------------------------
                                                       SIX-MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2009    DECEMBER 31, 2008
                                                       ----------------   -----------------
                                                          (UNAUDITED)
FROM OPERATIONS
   Net investment income (loss)                            $   (73)           $   (137)
   Net realized gain (loss)                                 (5,446)             (3,020)
   Net change in unrealized appreciation
      (depreciation)                                         5,824              (7,769)
                                                           -------            --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS                                               305             (10,926)
                                                           -------            --------

FROM SHARE TRANSACTIONS

SALE OF SHARES
Class I (0 and 293 shares, respectively)                        --               2,320
Class A (4 and 39 shares, respectively)                         26                 454
Class C (3 and 3 shares, respectively)                          20                  36

SHARES REPURCHASED
Class I (527 and 106 shares, respectively)                  (3,751)               (953)
Class A (38 and 28 shares, respectively)                      (258)               (247)
Class C (- and - shares, respectively)(1)                       (2)                 (2)
                                                           -------            --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE
      TRANSACTIONS                                          (3,965)              1,608
                                                           -------            --------
   NET INCREASE (DECREASE) IN NET ASSETS                    (3,660)             (9,318)

NET ASSETS

   Beginning of period                                      16,788              26,106
                                                           -------            --------
   END OF PERIOD                                           $13,128            $ 16,788
                                                           =======            ========

Accumulated undistributed net investment income
      (loss) at end of period                              $   (73)           $     --

(1)  Shares less than 500

                              VIRTUS INSIGHT TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

(REPORTED IN THOUSANDS)

                                                                    INDEX FUND
                                                       ------------------------------------
                                                       SIX-MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2009    DECEMBER 31, 2008
                                                       ----------------   -----------------
                                                          (UNAUDITED)
FROM OPERATIONS
   Net investment income (loss)                            $   124            $    635
   Net realized gain (loss)                                 (1,193)             (1,244)
   Net change in unrealized appreciation
      (depreciation)                                         1,544             (17,456)
                                                           -------            --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS                                               475             (18,065)
                                                           -------            --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I                              (85)               (434)
   Net investment income, Class A                              (51)               (189)
   Net realized long-term gains, Class I                        --                (617)
   Net realized long-term gains, Class A                        --                (330)
                                                           -------            --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                               (136)             (1,570)
                                                           -------            --------

FROM SHARE TRANSACTIONS

SALE OF SHARES
Class I (16 and 90 shares, respectively)                       170               1,267
Class A (52 and 98 shares, respectively)                       613               1,817

REINVESTMENT OF DISTRIBUTIONS
Class I (2 and 11 shares, respectively)                         18                 178
Class A (4 and 31 shares, respectively)                         48                 484

SHARES REPURCHASED
Class I (530 and 958 shares, respectively)                  (6,672)            (15,259)
Class A (152 and 214 shares, respectively)                  (1,942)             (3,349)
                                                           -------            --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE
      TRANSACTIONS                                          (7,765)            (14,862)
                                                           -------            --------
   NET INCREASE (DECREASE) IN NET ASSETS                    (7,426)            (34,497)

NET ASSETS

   Beginning of period                                      22,453              56,950
                                                           -------            --------
   END OF PERIOD                                           $15,027            $ 22,453
                                                           =======            ========

Accumulated undistributed net investment income
   (loss) at end of period                                 $     9            $     21

                              VIRTUS INSIGHT TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                      DISTRIBUTIONS
                          NET                     NET        NON-RECURRING                                                FROM
                         ASSET        NET      REALIZED        PAYMENT         TOTAL      DIVIDENDS  DISTRIBUTIONS    NON-RECURRING
                         VALUE    INVESTMENT      AND           FROM           FROM       FROM NET     FROM NET          PAYMENT
                       BEGINNING    INCOME     UNREALIZED      FORMER        INVESTMENT  INVESTMENT    REALIZED        FROM FORMER
                       OF PERIOD    (LOSS)    GAIN/(LOSS)  ADMINISTRATOR(8)  OPERATIONS    INCOME        GAINS      ADMINISTRATOR(8)
                       ---------  ----------  -----------  ----------------  ----------  ----------  -------------  ----------------
DISCIPLINED SMALL-CAP
   GROWTH FUND
CLASS I
1/1/09 to 6/30/09(6)     $ 7.75   (0.037)(7)     0.457             --           0.420         --            --              --
1/1/08 to 12/31/08        13.29   (0.067)(7)    (5.473)            --          (5.540)        --            --              --
1/1/07 to 12/31/07        13.93   (0.092)(7)    (0.030)            --          (0.122)        --(9)     (0.518)             --
1/1/06 to 12/31/06        13.56   (0.083)(7)     1.382          0.005           1.304         --        (0.929)         (0.005)
1/1/05 to 12/31/05        13.71   (0.025)        0.512             --           0.487         --        (0.637)             --
1/1/04 to 12/31/04        11.39   (0.064)        2.384             --           2.320         --            --              --
CLASS A
1/1/09 to 6/30/09(6)     $ 7.70   (0.047)(7)     0.437             --           0.390         --            --              --
1/1/08 to 12/31/08        13.23   (0.092)(7)    (5.438)            --          (5.530)        --            --              --
1/1/07 to 12/31/07        13.91   (0.123)(7)    (0.039)            --          (0.162)        --(9)     (0.518)             --
6/26/06 (inception)
   to 12/31/06            13.34   (0.065)(7)     1.493             --           1.428         --        (0.858)             --
CLASS C
1/1/09 to 6/30/09(6)     $ 7.56   (0.073)(7)     0.433                          0.360         --            --              --
1/1/08 to 12/31/08        13.08   (0.171)(7)    (5.349)            --          (5.520)        --            --              --
1/1/07 to 12/31/07        13.86   (0.231)(7)    (0.031)            --          (0.262)        --(9)     (0.518)             --
6/26/06 (inception)
   to 12/31/06            13.47   (0.121)(7)     1.369             --           1.248         --        (0.858)             --
INDEX FUND
CLASS I
1/1/09 to 6/30/09(6)     $12.71    0.081(7)      0.279             --           0.360     (0.090)           --              --
1/1/08 to 12/31/08        21.03    0.276(7)     (7.886)            --          (7.610)    (0.283)       (0.427)             --
1/1/07 to 12/31/07        21.87    0.344(7)      0.832             --           1.176     (0.350)       (1.666)             --
1/1/06 to 12/31/06        19.69    0.318(7)      2.678          0.216           3.212     (0.342)       (0.474)         (0.216)
1/1/05 to 12/31/05        22.09    0.380         0.808             --           1.188     (0.369)       (3.224)             --
1/1/04 to 12/31/04        21.55    0.362         1.844             --           2.206     (0.357)       (1.309)             --
CLASS A(5)
1/1/09 to 6/30/09(6)     $12.72    0.066(7)      0.279             --           0.345     (0.075)           --              --
1/1/08 to 12/31/08        21.04    0.234(7)     (7.887)            --          (7.653)    (0.240)       (0.427)             --
1/1/07 to 12/31/07        21.88    0.288(7)      0.832             --           1.120     (0.294)       (1.666)             --
1/1/06 to 12/31/06        19.68    0.280(7)      2.700          0.212           3.192     (0.306)       (0.474)         (0.212)
1/1/05 to 12/31/05        22.08    0.300         0.851             --           1.151     (0.331)       (3.224)             --
1/1/04 to 12/31/04        21.54    0.299         1.851             --           2.150     (0.301)       (1.309)             --

FOOTNOTE LEGEND:

(1)  Annualized.

(2)  Not annualized.

(3) Sales charges, where applicable, are not reflected in total return calculation.

(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.


(5) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.

(6)  Unaudited.

(7)  Computed using average shares outstanding.

(8) Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.

(9)  Amount is less than $0.0005.

                        See Notes to Financial Statements

                                                 TOTAL RETURN                                     RATIO OF   RATIO OF NET
               REDEMPTION    NET                   EXCLUDING             NET       RATIO OF NET     GROSS     INVESTMENT
                  FEES      ASSET                NON-RECURRING         ASSETS,      OPERATING     OPERATING     INCOME
                ADDED TO   VALUE,                   PAYMENT            END OF       EXPENSES TO   EXPENSES        TO       PORTFOLIO
    TOTAL       PAID-IN    END OF    TOTAL        FROM FORMER          PERIOD       AVERAGE NET  TO AVERAGE   AVERAGE NET   TURNOVER
DISTRIBUTIONS  CAPITAL(4)  PERIOD  RETURN(3)  ADMINISTRATOR(3)(8)  (IN THOUSANDS)     ASSETS     NET ASSETS     ASSETS       RATE
-------------  ----------  ------  ---------  -------------------  --------------  ------------  ----------  ------------  ---------



       --            --    $ 8.17    5.42%               --%          $ 12,916       1.30%(1)     1.58%(1)    (1.04)%(1)     61%(2)
       --            --      7.75  (41.69)               --             16,340       1.16         1.42        (0.62)         90
   (0.518)           --     13.29   (0.92)               --             25,527       1.15         1.24        (0.65)         98
   (0.934)           --     13.93    9.61              9.58             27,433       1.07         1.20        (0.57)        123
   (0.637)           --     13.56    3.40                --             20,626       0.96         1.46        (0.38)        100
       --            --     13.71   20.37                --              7,396       1.00         1.48        (0.53)        100

       --            --    $ 8.09    5.06%               --%          $     85       1.55%(1)     1.69%(1)    (1.30)%(1)     61%(2)
       --            --      7.70  (41.80)               --                344       1.41         1.61        (0.86)         90
   (0.518)           --     13.23   (1.21)               --                438       1.40         1.41        (0.88)         98

   (0.858)           --     13.91   10.70(2)             --                130       1.23(1)      1.23(1)     (0.77)(1)     123(2)

        --           --    $ 7.92    4.76%               --%          $    127       2.30%(1)     2.55%(1)    (2.09)%(1)     61%(2)
        --           --      7.56  (42.20)               --                104       2.16         2.37        (1.61)         90
   (0.518)           --     13.08   (1.94)               --                141       2.15         2.19        (1.64)         98

   (0.858)           --     13.86    9.26(2)             --                139       2.15(1)      2.15(1)     (1.65)(1)     123(2)


   (0.090)           --    $12.98    2.97%               --%          $  7,127       1.23%(1)     1.28%(1)     1.36%(1)       5%(2)
   (0.710)           --     12.71  (36.80)               --             13,490       0.73         0.78         1.56           9
   (2.016)           --     21.03    5.45                --             40,336       0.52         0.57         1.52           9
   (1.032)           --     21.87   16.51             15.30             59,680       0.43         0.54         1.54           3
   (3.593)        0.005     19.69    5.38                --             76,163       0.40         0.45         1.45           6
   (1.666)           --     22.09   10.48                --            311,422       0.43         0.43         1.59           3

   (0.075)                 $12.99    2.92%               --%          $  7,900       1.49%(1)     1.49%(1)     1.10%(1)       5%(2)
   (0.667)           --     12.72  (37.00)               --              8,963       0.98         0.98         1.33           9
   (1.960)           --     21.04    5.18                --             16,614       0.78         0.78         1.27           9
   (0.992)           --     21.88   16.47             15.18             14,710       0.63         0.69         1.36           3
   (3.555)        0.004     19.68    5.15                --             14,963       0.57         0.64         1.34           6
   (1.610)           --     22.08   10.21                --             17,457       0.68         0.68         1.34           3


                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2009 (UNAUDITED)

1.   ORGANIZATION

     Virtus Insight Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     Currently, sixteen funds of the Trust are offered for sale (each a "Fund") of which the Virtus Disciplined Small- Cap Growth Fund ("Disciplined Small-Cap Growth Fund") and the Virtus Index Fund ("Index Fund") are reported in this semiannual report. The funds are diversified. The Disciplined Small-Cap Growth Fund has an investment objective to seek to provide capital appreciation and The Index Fund has an investment objective to seek to provide the return and risk characteristics of the S&P 500(R) Index.

The funds offer the following classes of shares for sale:   Class I   Class A   Class C
---------------------------------------------------------   -------   -------   -------
   Disciplined Small-Cap Growth Fund                           X         X         X
   Index Fund                                                  X         A         -

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.   SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon the sale of the securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL SECURITIES

     - LEVEL 2 - PRICES DETERMINED USING OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR SECURITIES, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISK, ETC.)

     - LEVEL 3 - PRICES DETERMINED USING SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 semiannual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009.

                       Disciplined Small-Cap
                            Growth Fund                         Index Fund
                     -------------------------   ---------------------------------------
                                                                               Level 2 -
                         Total       Level 1 -       Total       Level 1 -   Significant
                        Value at       Quoted       Value at       Quoted    Observable
                     June 30, 2009     Prices    June 30, 2009     Prices       Inputs
                     -------------   ---------   -------------   ---------   -----------
INVESTMENTS IN
SECURITIES:
Equity Securities:
   Common Stocks        $12,581       $12,581       $13,124       $13,124        $--
   Rights                     0             0          --            --           --
Debt Securities:
   U.S. Government
Obligations                --            --             250          --           250
                        -------       -------       -------       -------        ----
Total Investments       $12,581       $12,581       $13,374       $13,124        $250
                        =======       =======       =======       =======        ====
Derivatives:
   Futures
Contracts               $    11       $    11

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities for the Disciplined Small-Cap Growth Fund and no Level 3 (significant unobservable inputs) priced securities for the Index Fund.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal yearend, and may differ from the estimated amount.

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

G.   DERIVATIVE FINANCIAL INSTRUMENTS:

     In March 2008, FASB issued Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), an amendment to FASB Statement No. 133. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds have adopted the provisions of SFAS 161 as of the beginning of the current fiscal year.

     Summarized below are the specific types of derivative instruments used by the Funds.

     Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts. Certain Funds may enter into futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. The potential risk to the Funds is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

     The Index Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500(R) Index while retaining a cash balance for the fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500(R) Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     Transactions ($ REPORTED IN THOUSANDS EXCEPT AS NOTED) in futures contracts for the period ended June 30, 2009 were as follows ($ REPORTED IN THOUSANDS)

                                             CONTRACTS
                                             ---------
Futures outstanding at beginning of period        4
Futures opened                                   31
Futures closed                                  (27)
                                                ---
Futures outstanding at June 30, 2009              8
                                                ===

     The Fund's exposure to risk derivatives based on equity contracts is $17. This includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) for futures contracts is reported on the Statements of Assets and Liabilities.

     The realized losses on derivatives based on equity contracts is $(12) and is located in the Statements of Operations as Net realized loss on futures contracts.

     The change in unrealized appreciation (depreciation) on derivatives based on equity contracts is $(5) and is located in the Statements of Operations as Net change in unrealized appreciation (depreciation) on futures contracts.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company, which through its affiliates provides

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser", formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors', Inc. ("VP Distributors'," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Disciplined Small-Cap Growth Fund   0.75%
Index Fund                          0.20%

The Adviser has voluntarily agreed to limit the Disciplined Small-Cap Growth Fund's operating expenses (excluding acquired fund fees and expenses (if any),interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of the Fund:

CLASS I(1)   CLASS A   CLASS C
----------   -------   -------
1.35%         1.55%     2.30%

(1) These percentages do not include the waiver of the Class I Shares' shareholder servicing fees of 0.05%. The Funds' distributor has voluntarily agreed to waive this fee. The distributor may discontinue this waiver at any time. The Adviser may discontinue these voluntary expense caps at any time.

Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Disciplined Small-Cap Growth Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the Adviser reimbursed expenses of $47 may be recaptured by December 31, 2011.

The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadviser. The subadviser manages the investments of the Funds for which they are paid a fee by the Adviser. Harris Investment Management, Inc. ("HIM"), a subsidiary of Harris Bankcorp., Inc. (a minority investor in Virtus), serves as the subadviser for both of the Funds.

As the distributor of each Fund's shares, VP Distributors, Inc., an indirect wholly-owned subsidiary of Virtus, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended June 30, 2009, as follows:

                                         CLASS A         CLASS C
                                       NET SELLING   DEFERRED SALES
                                       COMMISSIONS       CHARGES
                                       -----------   --------------
Disciplined Small-Cap Growth Fund ..      --(1)           --(1)
Index Fund .........................      --(1)           NA

(1) Amount is less than $500.

In addition, each Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                       CLASS I (2)   CLASS A   CLASS C
                                       -----------   -------   -------
Disciplined Small-Cap Growth Fund ..      0.05%       0.25%     1.00%
Index Fund .........................      0.05%       0.25%       --

(2) THE FUNDS' DISTRIBUTOR HAS VOLUNTARILY AGREED TO WAIVE THE FUNDS' CLASS I SHARES' SHAREHOLDER SERVICING FEE. THE DISTRIBUTOR MAY DISCONTINUE THIS VOLUNTARY WAIVER AT ANY TIME.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VP Distributors serves as the Administrator to the Trust. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ending June 30, 2009, the Trust incurred administration fees totaling $14.

VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2009, transfer agent fees were $13 as reported in the Statements of Operations.

At June 30, 2009, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, the retirement plans of Virtus and its affiliates, and Virtus affiliated Funds held shares, which may be redeemed at any time, that aggregated the following:

                                              AGGREGATE
                                              NET ASSET
                                     SHARES     VALUE
                                    -------   ---------
Disciplined Small-Cap Growth Fund
   Class I                           47,383    $  387
   Class C                            8,191        65
Index Fund
   Class I                          342,142     4,441
   Class A                            1,218        16

The Insight Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over 5 years. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2009.

4. PURCHASES AND SALES OF SECURITIES
($ REPORTED IN THOUSANDS)

Purchases and sales of investment securities for the Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2009, were as follows:

                                    PURCHASES    SALES
                                    ---------   -------
Disciplined Small-Cap Growth Fund     $8,226    $12,525
Index Fund                               910      9,619

There were no purchases or sales of U.S. Government Securities or agency securities during the period.

5. 10% SHAREHOLDERS

As of June 30, 2009, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

                                    % OF SHARES      NUMBER
                                    OUTSTANDING   OF ACCOUNTS
                                    -----------   -----------
Disciplined Small-Cap Growth Fund       93%            1
Index Fund                              20             1

6. CREDIT RISK AND ASSET CONCENTRATIONS

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At June 30, 2009, Disciplined Small-Cap Growth Fund held securities issued by various companies in specific sectors or countries as detailed below:

                          PERCENTAGE
                           OF TOTAL
SECTOR                   INVESTMENTS
------                   -----------
Information Technology       31%
Health Care                  29

7. INDEMNIFICATIONS

Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

8. ILLIQUID AND RESTRICTED SECURITIES
($ REPORTED IN THOUSANDS)

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2009, the Index Fund held the following illiquid and restricted securities:

                        ACQUISITION                 MARKET VALUE      % OF
                             AT       ACQUISITION        AT        NET ASSETS
                            DATE          COST         6/30/09       6/30/09
                        -----------   -----------   ------------   ----------
Seagate Technology
Tax Refund Rights ...        10/1/01         $ 0            $ 0          0.0%

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the Security.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

9. FEDERAL TAX INFORMATION
($ REPORTED IN THOUSANDS)

The Disciplined Small-Cap Growth Fund has capital-loss carryforwards of $2,367 available to offset future realized capital gains through December 31, 2016.

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. SUBSEQUENT EVENTS

The Funds have adopted Statement of Financial Accounting Standards No. 165 ("FAS 165") effective with the current reporting period. SFAS 165 requires disclosure of the nature of all subsequent events through the date of issuance of the financial statements and an estimate of the financial impact, if any, on the financial statements of such an event(s). Management has evaluated the impact of all subsequent events on the Funds through August 21, 2009, the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Effective July 1, 2009, the Virtus Disciplined Small-Cap Growth Fund and the Virtus Index Fund was closed to new investors and additional investor deposits. On July 16, 2009, the Funds were liquidated at their respective net asset value. The Board of Trustees of the Virtus Insight Trust had voted to liquidate the Virtus Disciplined Small-Cap Growth Fund and the Virtus Index Fund based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted on June 3, 2009, to direct the mandatory redemption of all shares of the Funds.

(VIRTUS MUTUAL FUNDS LOGO)

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301


For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.

8005a                                                                      06-09

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.